The Bond Fund of America®
Investment portfolio
March 31, 2024
unaudited

Bonds, notes & other debt instruments 96.14% Mortgage-backed obligations 39.75% Federal agency mortgage-backed obligations 36.69%	Principal amount (000)	Value (000)
Fannie Mae Pool #932119 4.50% 11/1/2024[1]	USD67	$66
Fannie Mae Pool #AD3149 4.50% 4/1/2025[1]	46	45
Fannie Mae Pool #AD6392 4.50% 5/1/2025[1]	102	101
Fannie Mae Pool #AD5692 4.50% 5/1/2025[1]	57	57
Fannie Mae Pool #AB1068 4.50% 5/1/2025[1]	— [2]	— [2]
Fannie Mae Pool #303591 6.50% 11/1/2025[1]	— [2]	— [2]
Fannie Mae Pool #745316 6.50% 2/1/2026[1]	5	6
Fannie Mae Pool #AL1237 6.50% 2/1/2026[1]	1	1
Fannie Mae Pool #256449 6.50% 10/1/2026[1]	10	10
Fannie Mae Pool #MA2973 3.00% 4/1/2027[1]	3	3
Fannie Mae Pool #256821 6.50% 7/1/2027[1]	1	1
Fannie Mae Pool #256856 6.50% 8/1/2027[1]	23	23
Fannie Mae Pool #MA3131 3.00% 9/1/2027[1]	28	27
Fannie Mae Pool #256886 6.50% 9/1/2027[1]	16	16
Fannie Mae Pool #995401 6.50% 10/1/2027[1]	— [2]	— [2]
Fannie Mae Pool #257145 6.50% 3/1/2028[1]	6	6
Fannie Mae Pool #251752 6.50% 6/1/2028[1]	— [2]	— [2]
Fannie Mae Pool #257431 6.50% 10/1/2028[1]	1	1
Fannie Mae Pool #AL8822 6.50% 11/1/2028[1]	— [2]	— [2]
Fannie Mae Pool #496029 6.50% 1/1/2029[1]	— [2]	— [2]
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	170	163
Fannie Mae Pool #AL9668 3.00% 10/1/2030[1]	4	4
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	221	213
Fannie Mae Pool #AL6344 5.00% 2/1/2031[1]	131	130
Fannie Mae Pool #FM9892 5.00% 9/1/2031[1]	51	50
Fannie Mae Pool #BJ4856 3.00% 2/1/2033[1]	307	289
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	4	4
Fannie Mae Pool #MA3518 4.00% 11/1/2033[1]	10	10
Fannie Mae Pool #BO1359 2.50% 8/1/2034[1]	1,286	1,183
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	24	24
Fannie Mae Pool #745140 5.00% 11/1/2035[1]	145	146
Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	1,192	1,150
Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]	246	238
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	1,524	1,471
Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]	850	821
Fannie Mae Pool #AS8355 3.00% 11/1/2036[1]	7,304	6,721
Fannie Mae Pool #AS8554 3.00% 12/1/2036[1]	749	689
Fannie Mae Pool #MA2866 3.00% 1/1/2037[1]	8,891	8,149
Fannie Mae Pool #MA2897 3.00% 2/1/2037[1]	15,628	14,376
Fannie Mae Pool #913966 6.00% 2/1/2037[1]	2	2
Fannie Mae Pool #914612 7.50% 3/1/2037[1]	51	51
Fannie Mae Pool #924069 7.00% 5/1/2037[1]	90	90
Fannie Mae Pool #954927 7.00% 7/1/2037[1]	92	92
Fannie Mae Pool #966170 7.00% 7/1/2037[1]	69	70
Fannie Mae Pool #954936 7.00% 7/1/2037[1]	35	35
The Bond Fund of America — Page 1 of 88

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #945680 6.00% 9/1/2037[1]	USD15	$16
Fannie Mae Pool #924866 5.765% 10/1/2037[1,3]	5	5
Fannie Mae Pool #988588 5.50% 8/1/2038[1]	3	3
Fannie Mae Pool #889982 5.50% 11/1/2038[1]	15	15
Fannie Mae Pool #MA3539 4.50% 12/1/2038[1]	32	32
Fannie Mae Pool #931768 5.00% 8/1/2039[1]	37	37
Fannie Mae Pool #AC2641 4.50% 10/1/2039[1]	3,303	3,240
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	26	26
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	61	61
Fannie Mae Pool #MA4093 2.00% 8/1/2040[1]	6,235	5,286
Fannie Mae Pool #AD8522 4.00% 8/1/2040[1]	79	75
Fannie Mae Pool #AB1297 5.00% 8/1/2040[1]	260	260
Fannie Mae Pool #AE1761 4.00% 9/1/2040[1]	1,625	1,541
Fannie Mae Pool #MA4152 2.00% 10/1/2040[1]	7,006	5,916
Fannie Mae Pool #AE5471 4.50% 10/1/2040[1]	484	475
Fannie Mae Pool #AE7567 4.00% 11/1/2040[1]	1,746	1,655
Fannie Mae Pool #AH0007 4.00% 12/1/2040[1]	1,654	1,568
Fannie Mae Pool #AH0539 4.00% 12/1/2040[1]	402	381
Fannie Mae Pool #AE8073 4.00% 12/1/2040[1]	312	297
Fannie Mae Pool #MA4287 2.00% 3/1/2041[1]	80,428	67,943
Fannie Mae Pool #AH6099 5.00% 3/1/2041[1]	959	956
Fannie Mae Pool #AH8144 5.00% 4/1/2041[1]	31	30
Fannie Mae Pool #AH9479 5.00% 4/1/2041[1]	30	29
Fannie Mae Pool #MA4333 2.00% 5/1/2041[1]	65,982	55,719
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	1,118	1,115
Fannie Mae Pool #MA4364 2.00% 6/1/2041[1]	115,099	97,124
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	597	596
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	42	42
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	108,115	91,096
Fannie Mae Pool #FM7690 2.00% 7/1/2041[1]	31,656	26,693
Fannie Mae Pool #BT5941 2.00% 7/1/2041[1]	12,212	10,297
Fannie Mae Pool #MA4407 2.00% 8/1/2041[1]	170,018	143,148
Fannie Mae Pool #FM8120 2.00% 8/1/2041[1]	21,455	18,131
Fannie Mae Pool #AI5172 4.00% 8/1/2041[1]	381	359
Fannie Mae Pool #AL0658 4.50% 8/1/2041[1]	531	521
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[1]	101	96
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	535	538
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	318	302
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[1]	318	304
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	370	369
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	103	102
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	73,014	61,342
Fannie Mae Pool #AB4050 4.00% 12/1/2041[1]	607	580
Fannie Mae Pool #AJ7471 4.00% 12/1/2041[1]	388	368
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[1]	354	338
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	66	66
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	31,245	26,239
Fannie Mae Pool #890407 4.00% 2/1/2042[1]	846	807
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	132	131
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	17,900	15,026
Fannie Mae Pool #AK6740 4.00% 3/1/2042[1]	3,123	2,976
Fannie Mae Pool #AL2745 4.00% 3/1/2042[1]	2,434	2,323
Fannie Mae Pool #AK4949 4.00% 3/1/2042[1]	184	175
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	5,821	4,884
The Bond Fund of America — Page 2 of 88

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AX3703 4.00% 9/1/2042[1]	USD3,652	$3,462
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	458	422
Fannie Mae Pool #MA4908 6.00% 1/1/2043[1]	54	55
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	227	208
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	62	58
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	86	79
Fannie Mae Pool #AT2683 4.00% 5/1/2043[1]	1,498	1,420
Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]	14,578	13,022
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	2,127	1,961
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	698	641
Fannie Mae Pool #AV0786 4.00% 11/1/2043[1]	2,754	2,610
Fannie Mae Pool #AL8421 3.50% 1/1/2044[1]	11,824	10,880
Fannie Mae Pool #AX0817 4.00% 9/1/2044[1]	185	176
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	299	275
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	99	91
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	665	609
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	1,185	1,084
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	1,672	1,525
Fannie Mae Pool #AZ7366 4.00% 11/1/2045[1]	15,794	14,972
Fannie Mae Pool #AS6348 4.00% 12/1/2045[1]	2,825	2,678
Fannie Mae Pool #AS6839 4.00% 3/1/2046[1]	3,661	3,466
Fannie Mae Pool #BC1352 4.00% 3/1/2046[1]	1,067	1,010
Fannie Mae Pool #AL8522 3.50% 5/1/2046[1]	27	25
Fannie Mae Pool #BC8647 4.50% 6/1/2046[1]	257	249
Fannie Mae Pool #BD1968 4.00% 7/1/2046[1]	32	30
Fannie Mae Pool #BD1550 4.50% 7/1/2046[1]	244	236
Fannie Mae Pool #BD7600 4.50% 9/1/2046[1]	77	75
Fannie Mae Pool #BD9236 3.50% 10/1/2046[1]	317	289
Fannie Mae Pool #BM5148 4.00% 10/1/2046[1]	35,371	33,431
Fannie Mae Pool #MA2809 4.50% 10/1/2046[1]	610	572
Fannie Mae Pool #MA2821 4.50% 10/1/2046[1]	308	291
Fannie Mae Pool #BD9248 4.50% 10/1/2046[1]	223	216
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	500	447
Fannie Mae Pool #MA2833 3.00% 12/1/2046[1]	34	30
Fannie Mae Pool #BC9077 3.50% 12/1/2046[1]	14,975	13,661
Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]	1,644	1,500
Fannie Mae Pool #BD7087 4.00% 3/1/2047[1]	33,626	31,875
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	594	528
Fannie Mae Pool #BH0876 4.50% 4/1/2047[1]	2,424	2,359
Fannie Mae Pool #MA3002 4.50% 4/1/2047[1]	427	400
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	976	892
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	295	272
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	149	137
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	128	117
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	67	61
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	67	64
Fannie Mae Pool #BD3554 4.00% 7/1/2047[1]	421	394
Fannie Mae Pool #256893 7.00% 8/1/2047[1]	10	10
Fannie Mae Pool #CA0453 4.00% 9/1/2047[1]	5,913	5,585
Fannie Mae Pool #BH5696 4.00% 10/1/2047[1]	41,586	39,421
Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]	161	147
Fannie Mae Pool #BJ3525 4.50% 11/1/2047[1]	1,039	1,007
Fannie Mae Pool #CA0854 3.50% 12/1/2047[1]	12,110	11,069
Fannie Mae Pool #MA3211 4.00% 12/1/2047[1]	3,195	3,026
The Bond Fund of America — Page 3 of 88

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	USD1,628	$1,543
Fannie Mae Pool #BM4413 4.50% 12/1/2047[1]	4,367	4,239
Fannie Mae Pool #BJ3558 4.50% 12/1/2047[1]	1,429	1,386
Fannie Mae Pool #BJ3581 4.50% 12/1/2047[1]	524	510
Fannie Mae Pool #CA1189 3.50% 2/1/2048[1]	1,244	1,137
Fannie Mae Pool #BK0163 4.50% 2/1/2048[1]	1,313	1,272
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	735	673
Fannie Mae Pool #CA1532 3.50% 4/1/2048[1]	4,953	4,532
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	954	904
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	1,288	1,221
Fannie Mae Pool #BF0293 3.00% 7/1/2048[1]	6,133	5,407
Fannie Mae Pool #CA2102 5.00% 7/1/2048[1]	414	411
Fannie Mae Pool #BF0318 3.50% 8/1/2048[1]	28,881	26,209
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	376	356
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	215	210
Fannie Mae Pool #CA2166 4.50% 8/1/2048[1]	13	13
Fannie Mae Pool #BM5349 4.00% 9/1/2048[1]	72,378	68,610
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	2,289	2,190
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	5,245	5,457
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	436	397
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	8,005	7,359
Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]	7,812	7,128
Fannie Mae Pool #CA3807 3.00% 7/1/2049[1]	1,174	1,033
Fannie Mae Pool #CA3806 3.00% 7/1/2049[1]	764	675
Fannie Mae Pool #CA4021 3.50% 8/1/2049[1]	22,410	20,372
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	2,010	1,836
Fannie Mae Pool #FM2318 3.50% 9/1/2049[1]	39,072	35,653
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	10,247	9,406
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	5,809	5,305
Fannie Mae Pool #FM1913 4.00% 9/1/2049[1]	1,576	1,488
Fannie Mae Pool #FM1963 4.00% 11/1/2049[1]	34,631	32,827
Fannie Mae Pool #CA4802 3.50% 12/1/2049[1]	21,583	19,698
Fannie Mae Pool #FS5313 3.50% 1/1/2050[1]	203,004	184,742
Fannie Mae Pool #CA5338 3.00% 3/1/2050[1]	11,108	9,606
Fannie Mae Pool #FM2664 3.50% 3/1/2050[1]	25,586	23,260
Fannie Mae Pool #CA5506 3.00% 4/1/2050[1]	45,640	40,093
Fannie Mae Pool #BP1948 3.00% 4/1/2050[1]	15,605	13,607
Fannie Mae Pool #BP1954 3.50% 4/1/2050[1]	16,787	15,261
Fannie Mae Pool #FS3189 4.00% 4/1/2050[1]	18,625	17,582
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	41,026	34,575
Fannie Mae Pool #BP5717 2.50% 6/1/2050[1]	5,649	4,701
Fannie Mae Pool #CA6309 3.00% 7/1/2050[1]	40,524	35,794
Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	13,741	11,951
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	12,707	10,701
Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	7,925	6,893
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	7	5
Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]	30,796	26,017
Fannie Mae Pool #CA7028 2.50% 9/1/2050[1]	6,898	5,828
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	2,633	2,289
Fannie Mae Pool #CA7325 2.00% 10/1/2050[1]	7,560	6,113
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	2,382	2,006
Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	12,510	10,876
Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	92,336	77,532
Fannie Mae Pool #CA7603 2.50% 11/1/2050[1]	52,627	43,902
The Bond Fund of America — Page 4 of 88

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	USD4,319	$3,649
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	8,154	6,503
Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]	997	798
Fannie Mae Pool #CA8130 2.50% 12/1/2050[1]	19,195	16,012
Fannie Mae Pool #CA8044 2.50% 12/1/2050[1]	7,778	6,488
Fannie Mae Pool #CA8285 3.00% 12/1/2050[1]	52,062	45,709
Fannie Mae Pool #CA8046 3.00% 12/1/2050[1]	35,554	31,404
Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	8,378	7,287
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	45,221	36,020
Fannie Mae Pool #CA8623 3.00% 1/1/2051[1]	87,595	75,750
Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]	15,951	13,873
Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]	3,218	2,598
Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]	1,942	1,556
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	38,937	32,705
Fannie Mae Pool #FS1971 2.50% 2/1/2051[1]	9,904	8,247
Fannie Mae Pool #CA8969 3.00% 2/1/2051[1]	4,473	3,883
Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	7,572	6,124
Fannie Mae Pool #MA4282 2.50% 3/1/2051[1]	6,325	5,267
Fannie Mae Pool #CA9391 3.00% 3/1/2051[1]	184,898	160,352
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	2,938	2,341
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	212	168
Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]	17,983	14,964
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	53,470	46,893
Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	24,814	21,551
Fannie Mae Pool #CB0046 3.00% 4/1/2051[1]	8,410	7,279
Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	2,986	2,596
Fannie Mae Pool #CB0449 2.00% 5/1/2051[1]	23,471	18,666
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	125	99
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	4,902	4,089
Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]	4,133	3,337
Fannie Mae Pool #BT3317 2.50% 6/1/2051[1]	5,160	4,329
Fannie Mae Pool #FM7694 3.00% 6/1/2051[1]	18,549	16,167
Fannie Mae Pool #CB0737 3.00% 6/1/2051[1]	16,341	14,131
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	7,328	6,414
Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	2,319	2,016
Fannie Mae Pool #CB0988 2.50% 7/1/2051[1]	62,477	52,370
Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	52,349	43,570
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	3,910	3,285
Fannie Mae Pool #BR2219 2.50% 8/1/2051[1]	107,997	89,885
Fannie Mae Pool #FM8442 2.50% 8/1/2051[1]	58,355	48,511
Fannie Mae Pool #FS1057 2.50% 8/1/2051[1]	684	570
Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	19,527	17,082
Fannie Mae Pool #FS4783 4.00% 8/1/2051[1]	74,965	70,455
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	14,388	11,994
Fannie Mae Pool #BT4537 3.50% 9/1/2051[1]	371	333
Fannie Mae Pool #FM9068 2.50% 10/1/2051[1]	12,348	10,279
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	25,439	22,077
Fannie Mae Pool #BU1498 3.50% 10/1/2051[1]	342	306
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	978	783
Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	871	692
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	20,770	17,479
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	10,667	9,009
Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]	15,293	13,321
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	7,544	6,544
The Bond Fund of America — Page 5 of 88

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]	USD6,587	$5,751
Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]	1,924	1,684
Fannie Mae Pool #BU3013 3.50% 11/1/2051[1]	405	363
Fannie Mae Pool #BU5976 4.00% 11/1/2051[1]	61	56
Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	59,769	50,185
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	51,695	43,950
Fannie Mae Pool #CB2371 2.50% 12/1/2051[1]	36,278	30,543
Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	28,849	24,189
Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	23,305	19,582
Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	22,558	18,941
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	17,546	14,703
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	11,621	9,791
Fannie Mae Pool #CB2373 2.50% 12/1/2051[1]	10,808	9,065
Fannie Mae Pool #CB2375 2.50% 12/1/2051[1]	9,660	8,105
Fannie Mae Pool #MA4493 2.50% 12/1/2051[1]	2,367	1,964
Fannie Mae Pool #CB2414 3.00% 12/1/2051[1]	32,011	28,100
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	14,707	12,938
Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]	1,895	1,656
Fannie Mae Pool #BT9498 3.50% 12/1/2051[1]	8,473	7,619
Fannie Mae Pool #BU8404 3.50% 12/1/2051[1]	488	438
Fannie Mae Pool #BU8481 3.50% 12/1/2051[1]	26	23
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	31,383	27,335
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	7,800	6,770
Fannie Mae Pool #FS0972 3.50% 1/1/2052[1]	26,710	24,359
Fannie Mae Pool #FS0268 3.50% 1/1/2052[1]	971	869
Fannie Mae Pool #BV0783 3.50% 1/1/2052[1]	848	771
Fannie Mae Pool #BV0790 3.50% 1/1/2052[1]	709	635
Fannie Mae Pool #BU7425 3.50% 1/1/2052[1]	389	349
Fannie Mae Pool #BU7427 3.50% 1/1/2052[1]	57	51
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	111,767	88,674
Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	57,817	45,871
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	12,967	10,347
Fannie Mae Pool #BU1330 2.50% 2/1/2052[1]	21,417	18,031
Fannie Mae Pool #BU7285 2.50% 2/1/2052[1]	1,636	1,372
Fannie Mae Pool #BU7294 3.50% 2/1/2052[1]	52	46
Fannie Mae Pool #BV3316 3.50% 3/1/2052[1]	46	41
Fannie Mae Pool #BV9644 2.50% 5/1/2052[1]	377	313
Fannie Mae Pool #BV7810 3.50% 5/1/2052[1]	279	250
Fannie Mae Pool #BW0958 5.00% 7/1/2052[1]	23,102	22,573
Fannie Mae Pool #CB4135 5.00% 7/1/2052[1]	175	171
Fannie Mae Pool #BW5402 5.50% 7/1/2052[1]	615	615
Fannie Mae Pool #FS2654 4.00% 8/1/2052[1]	3,408	3,162
Fannie Mae Pool #MA4737 5.00% 8/1/2052[1]	673	657
Fannie Mae Pool #CB5019 5.00% 8/1/2052[1]	195	191
Fannie Mae Pool #MA4731 3.50% 9/1/2052[1]	65,202	58,426
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	131	122
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	1,996	1,901
Fannie Mae Pool #BW9049 4.50% 9/1/2052[1]	421	403
Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	24,710	23,539
Fannie Mae Pool #BW5232 4.50% 10/1/2052[1]	3,316	3,160
Fannie Mae Pool #BW8175 4.50% 10/1/2052[1]	1,928	1,837
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	23,547	23,504
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	21,365	21,328
Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]	9,403	8,960
The Bond Fund of America — Page 6 of 88

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BW5182 4.50% 11/1/2052[1]	USD2,730	$2,601
Fannie Mae Pool #BW1296 5.00% 11/1/2052[1]	40,492	39,558
Fannie Mae Pool #BW5057 5.00% 12/1/2052[1]	24,823	24,245
Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	197	192
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	40,891	40,778
Fannie Mae Pool #BX2476 5.50% 12/1/2052[1]	7,078	7,065
Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	1,474	1,491
Fannie Mae Pool #MA4866 4.00% 1/1/2053[1]	69,767	64,659
Fannie Mae Pool #FS4947 4.00% 1/1/2053[1]	216	201
Fannie Mae Pool #MA4867 4.50% 1/1/2053[1]	7,473	7,119
Fannie Mae Pool #FS3981 5.50% 1/1/2053[1]	34,413	34,331
Fannie Mae Pool #BX6633 5.50% 1/1/2053[1]	495	494
Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]	215,701	217,918
Fannie Mae Pool #BX5931 6.00% 1/1/2053[1]	5,322	5,381
Fannie Mae Pool #BX5040 6.00% 1/1/2053[1]	2,786	2,814
Fannie Mae Pool #BX4070 6.00% 1/1/2053[1]	2,039	2,060
Fannie Mae Pool #BX5666 6.00% 1/1/2053[1]	1,202	1,215
Fannie Mae Pool #FS3411 6.00% 1/1/2053[1]	51	52
Fannie Mae Pool #CB5525 6.00% 1/1/2053[1]	50	50
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	51,645	51,537
Fannie Mae Pool #BX6216 5.50% 2/1/2053[1]	809	806
Fannie Mae Pool #MA4920 6.00% 2/1/2053[1]	151,897	153,329
Fannie Mae Pool #FS4238 5.00% 3/1/2053[1]	881	860
Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]	96	94
Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	5,948	5,930
Fannie Mae Pool #BX8515 5.50% 3/1/2053[1]	4,919	4,900
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	3,495	3,493
Fannie Mae Pool #BX8514 5.50% 3/1/2053[1]	1,907	1,902
Fannie Mae Pool #BX9431 5.50% 3/1/2053[1]	1,786	1,785
Fannie Mae Pool #FS4774 5.50% 3/1/2053[1]	889	886
Fannie Mae Pool #BX8389 5.50% 3/1/2053[1]	496	494
Fannie Mae Pool #FS4152 5.50% 3/1/2053[1]	368	367
Fannie Mae Pool #BX8835 5.50% 3/1/2053[1]	353	352
Fannie Mae Pool #MA4942 6.00% 3/1/2053[1]	187,981	189,906
Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	5,546	5,143
Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]	4,551	4,336
Fannie Mae Pool #BX8625 5.00% 4/1/2053[1]	23,684	23,116
Fannie Mae Pool #BX9135 5.00% 4/1/2053[1]	5,875	5,739
Fannie Mae Pool #BX8434 5.00% 4/1/2053[1]	2,135	2,084
Fannie Mae Pool #BY0889 5.00% 4/1/2053[1]	1,891	1,845
Fannie Mae Pool #BX8880 5.00% 4/1/2053[1]	1,028	1,004
Fannie Mae Pool #BY0879 5.00% 4/1/2053[1]	898	877
Fannie Mae Pool #BX8673 5.00% 4/1/2053[1]	774	756
Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	191	186
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	85,351	84,986
Fannie Mae Pool #BY0003 5.50% 4/1/2053[1]	6,932	6,925
Fannie Mae Pool #BY0007 5.50% 4/1/2053[1]	2,985	2,977
Fannie Mae Pool #BX8556 5.50% 4/1/2053[1]	1,916	1,909
Fannie Mae Pool #BX9116 5.50% 4/1/2053[1]	1,661	1,655
Fannie Mae Pool #BW5286 5.50% 4/1/2053[1]	51	51
Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]	114,210	115,357
Fannie Mae Pool #BW5278 6.00% 4/1/2053[1]	2,615	2,641
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	5,703	5,890
Fannie Mae Pool #FS4919 2.50% 5/1/2053[1]	6,783	5,617
The Bond Fund of America — Page 7 of 88

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	USD25,168	$24,573
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	11,630	11,364
Fannie Mae Pool #BY2022 5.00% 5/1/2053[1]	5,685	5,549
Fannie Mae Pool #BY1497 5.00% 5/1/2053[1]	3,945	3,851
Fannie Mae Pool #BY1265 5.00% 5/1/2053[1]	2,697	2,632
Fannie Mae Pool #BY2251 5.00% 5/1/2053[1]	2,201	2,148
Fannie Mae Pool #BY0545 5.00% 5/1/2053[1]	1,938	1,892
Fannie Mae Pool #BY2247 5.00% 5/1/2053[1]	579	565
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	140,208	139,589
Fannie Mae Pool #BY1223 5.50% 5/1/2053[1]	7,516	7,485
Fannie Mae Pool #BY0204 5.50% 5/1/2053[1]	3,752	3,745
Fannie Mae Pool #BY0091 5.50% 5/1/2053[1]	2,764	2,754
Fannie Mae Pool #BY3208 5.50% 5/1/2053[1]	247	247
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	352,183	355,548
Fannie Mae Pool #MA5037 4.50% 6/1/2053[1]	12,699	12,097
Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	52,056	50,807
Fannie Mae Pool #BY4405 5.00% 6/1/2053[1]	30,567	29,838
Fannie Mae Pool #BY4222 5.00% 6/1/2053[1]	5,719	5,581
Fannie Mae Pool #BY5875 5.00% 6/1/2053[1]	5,386	5,258
Fannie Mae Pool #BY2305 5.00% 6/1/2053[1]	3,834	3,742
Fannie Mae Pool #BY3600 5.00% 6/1/2053[1]	2,334	2,279
Fannie Mae Pool #BY4170 5.00% 6/1/2053[1]	2,206	2,153
Fannie Mae Pool #BX7642 5.00% 6/1/2053[1]	2,093	2,045
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	162,347	161,641
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	66,124	65,970
Fannie Mae Pool #BY3337 5.50% 6/1/2053[1]	6,253	6,237
Fannie Mae Pool #BY4223 5.50% 6/1/2053[1]	214	213
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	115,959	117,053
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	31,984	32,359
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	19,637	19,901
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	14,318	14,518
Fannie Mae Pool #BO9414 6.00% 6/1/2053[1]	5,343	5,394
Fannie Mae Pool #BY4290 6.00% 6/1/2053[1]	991	1,001
Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]	27,386	28,253
Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]	9,589	9,812
Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]	7,047	7,223
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	43,181	41,135
Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	7,681	7,317
Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	43,948	42,893
Fannie Mae Pool #BY6759 5.00% 7/1/2053[1]	17,422	17,006
Fannie Mae Pool #BU4046 5.00% 7/1/2053[1]	7,579	7,398
Fannie Mae Pool #BY2604 5.00% 7/1/2053[1]	2,977	2,905
Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	99	96
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	223,457	222,418
Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	74,617	75,343
Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	4,772	4,827
Fannie Mae Pool #MA5105 4.50% 8/1/2053[1]	30,212	28,780
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	11,817	11,258
Fannie Mae Pool #BY6723 5.00% 8/1/2053[1]	5,914	5,773
Fannie Mae Pool #BY8986 5.00% 8/1/2053[1]	2,402	2,344
Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	197,797	196,904
Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	10,087	9,607
Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	69,868	70,516
Fannie Mae Pool #CB7122 6.00% 9/1/2053[1]	51,524	52,113
The Bond Fund of America — Page 8 of 88

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	USD142,399	$145,558
Fannie Mae Pool #CB7139 6.50% 9/1/2053[1]	9,700	9,941
Fannie Mae Pool #MA5163 4.50% 10/1/2053[1]	900	857
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	1,850	1,841
Fannie Mae Pool #CB7339 6.00% 10/1/2053[1]	229,343	232,110
Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	142,834	144,163
Fannie Mae Pool #CB7725 6.00% 10/1/2053[1]	77,864	78,603
Fannie Mae Pool #CB7344 6.00% 10/1/2053[1]	38,093	38,527
Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	572,223	558,616
Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]	577,214	574,440
Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	139,433	140,725
Fannie Mae Pool #CB7438 6.00% 11/1/2053[1]	56,709	57,344
Fannie Mae Pool #CB7480 6.00% 11/1/2053[1]	39,465	39,916
Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	92,915	92,469
Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	15,673	15,601
Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]	107,023	108,016
Fannie Mae Pool #FS6610 6.50% 12/1/2053[1]	49,393	50,481
Fannie Mae Pool #MA5218 7.00% 12/1/2053[1]	3,496	3,606
Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]	91,232	92,232
Fannie Mae Pool #MA5247 6.00% 1/1/2054[1]	47,009	47,445
Fannie Mae Pool #DA9344 6.00% 1/1/2054[1]	10,979	11,101
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	73,507	75,207
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	15,030	14,960
Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	5,981	5,952
Fannie Mae Pool #CB8003 6.00% 2/1/2054[1]	72,024	72,814
Fannie Mae Pool #CB7932 6.00% 2/1/2054[1]	31,787	32,136
Fannie Mae Pool #FS7221 6.00% 2/1/2054[1]	15,411	15,623
Fannie Mae Pool #CB7933 6.50% 2/1/2054[1]	54,704	55,994
Fannie Mae Pool #CB7917 6.50% 2/1/2054[1]	43,473	44,498
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	221,445	220,381
Fannie Mae Pool #CB8151 5.50% 3/1/2054[1]	74,888	74,623
Fannie Mae Pool #CB8147 5.50% 3/1/2054[1]	65,791	65,678
Fannie Mae Pool #CB8143 5.50% 3/1/2054[1]	34,130	34,077
Fannie Mae Pool #CB8148 5.50% 3/1/2054[1]	27,588	27,583
Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	38,223	38,659
Fannie Mae Pool #CB8153 6.00% 3/1/2054[1]	31,324	31,750
Fannie Mae Pool #CB8163 6.00% 3/1/2054[1]	24,589	24,945
Fannie Mae Pool #MA5353 5.50% 4/1/2054[1]	186,815	185,917
Fannie Mae Pool #MA5331 5.50% 4/1/2054[1]	40,581	40,386
Fannie Mae Pool #DB1300 5.50% 4/1/2054[1]	27,032	26,978
Fannie Mae Pool #DA8433 5.50% 4/1/2054[1]	3,344	3,337
Fannie Mae Pool #DB1299 6.00% 4/1/2054[1]	17,876	18,099
Fannie Mae Pool #BF0145 3.50% 3/1/2057[1]	13,928	12,379
Fannie Mae Pool #BF0299 3.50% 8/1/2058[1]	22,559	20,050
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	34,842	30,880
Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]	25,318	22,381
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	55,418	48,987
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	35,542	31,660
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	45,671	38,223
Fannie Mae Pool #BF0548 3.00% 7/1/2061[1]	22,787	19,071
Fannie Mae Pool #BF0563 4.00% 9/1/2061[1]	10,582	9,910
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	8,124	7,746
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	— [2]	— [2]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
The Bond Fund of America — Page 9 of 88

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 1998-W5, Class B3, 6.50% 7/25/2028[1,4]	USD173	$107
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029[1]	43	45
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[1]	290	290
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[1]	102	103
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	455	479
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]	688	692
Fannie Mae, Series 2002-W1, Class 2A, 4.644% 2/25/2042[1,3]	574	564
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.466% 12/25/2026[1,3]	7	7
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 1/25/2029[1]	418	394
Fannie Mae, Series 2018-M12, Class A2, Multi Family, 3.63% 8/25/2030[1,3]	3,050	2,888
Fannie Mae, Series 2024-M1, Class A2, Multi Family, 4.50% 1/25/2034[1,3]	8,000	7,810
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036[1]	207	193
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036[1]	285	238
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036[1]	102	85
Freddie Mac Pool #ZA1886 5.00% 6/1/2025[1]	37	37
Freddie Mac Pool #ZS8948 6.50% 3/1/2026[1]	4	4
Freddie Mac Pool #ZS8801 6.50% 3/1/2026[1]	3	3
Freddie Mac Pool #ZA1940 6.50% 4/1/2026[1]	7	7
Freddie Mac Pool #ZA1955 6.50% 9/1/2026[1]	2	2
Freddie Mac Pool #ZA1959 6.50% 10/1/2026[1]	2	2
Freddie Mac Pool #ZA0583 6.50% 3/1/2029[1]	— [2]	— [2]
Freddie Mac Pool #D98356 4.50% 5/1/2030[1]	38	37
Freddie Mac Pool #ZT0799 5.00% 9/1/2031[1]	27	27
Freddie Mac Pool #A15120 5.50% 10/1/2033[1]	2	2
Freddie Mac Pool #G30911 4.00% 3/1/2036[1]	2,294	2,217
Freddie Mac Pool #K93532 4.00% 4/1/2036[1]	709	681
Freddie Mac Pool #C91883 4.00% 6/1/2036[1]	351	339
Freddie Mac Pool #A56076 5.50% 1/1/2037[1]	6	6
Freddie Mac Pool #C91917 3.00% 2/1/2037[1]	455	419
Freddie Mac Pool #G04804 4.50% 5/1/2037[1]	1,073	1,051
Freddie Mac Pool #C91948 4.00% 7/1/2037[1]	2,714	2,612
Freddie Mac Pool #ZS1566 6.50% 8/1/2037[1]	1	1
Freddie Mac Pool #G03695 5.50% 11/1/2037[1]	2	2
Freddie Mac Pool #G08248 5.50% 2/1/2038[1]	27	28
Freddie Mac Pool #ZT1449 3.00% 6/1/2038[1]	40,767	37,528
Freddie Mac Pool #G05196 5.50% 10/1/2038[1]	1	1
Freddie Mac Pool #G05267 5.50% 12/1/2038[1]	2	2
Freddie Mac Pool #A87873 5.00% 8/1/2039[1]	2,009	2,001
Freddie Mac Pool #G06020 5.50% 12/1/2039[1]	3	3
Freddie Mac Pool #G05860 5.50% 2/1/2040[1]	11	11
Freddie Mac Pool #G05937 4.50% 8/1/2040[1]	4,127	4,054
Freddie Mac Pool #RB5071 2.00% 9/1/2040[1]	6,794	5,756
Freddie Mac Pool #A93948 4.50% 9/1/2040[1]	6	5
Freddie Mac Pool #SC0113 2.00% 12/1/2040[1]	5,676	4,801
Freddie Mac Pool #RB5105 2.00% 3/1/2041[1]	86,924	73,442
Freddie Mac Pool #SC0149 2.00% 3/1/2041[1]	23,178	19,590
Freddie Mac Pool #G06868 4.50% 4/1/2041[1]	5	4
Freddie Mac Pool #RB5114 2.00% 6/1/2041[1]	80,723	68,102
Freddie Mac Pool #RB0544 2.00% 6/1/2041[1]	27,550	23,260
Freddie Mac Pool #SC0169 2.00% 6/1/2041[1]	10,017	8,444
Freddie Mac Pool #G06648 5.00% 6/1/2041[1]	491	490
Freddie Mac Pool #Q01658 5.00% 6/1/2041[1]	222	222
Freddie Mac Pool #G06841 5.50% 6/1/2041[1]	14	15
Freddie Mac Pool #RB5118 2.00% 7/1/2041[1]	100,259	84,459
The Bond Fund of America — Page 10 of 88

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SC0148 2.00% 7/1/2041[1]	USD75,009	$63,281
Freddie Mac Pool #Q01992 4.50% 7/1/2041[1]	36	35
Freddie Mac Pool #RB5121 2.00% 8/1/2041[1]	155,985	131,402
Freddie Mac Pool #Q02705 4.50% 8/1/2041[1]	1,918	1,884
Freddie Mac Pool #G06956 4.50% 8/1/2041[1]	449	441
Freddie Mac Pool #G06769 4.50% 8/1/2041[1]	186	183
Freddie Mac Pool #SC0175 2.00% 9/1/2041[1]	19,828	16,728
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	11,244	9,449
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	73,952	62,118
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	15,136	12,708
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	60,408	50,674
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]	19,125	16,043
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	43	41
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	473	436
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	699	644
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	572	525
Freddie Mac Pool #Q22946 4.00% 11/1/2043[1]	3,893	3,695
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	2,456	2,253
Freddie Mac Pool #760012 3.121% 4/1/2045[1,3]	559	552
Freddie Mac Pool #760013 3.194% 4/1/2045[1,3]	316	314
Freddie Mac Pool #760014 2.704% 8/1/2045[1,3]	1,592	1,538
Freddie Mac Pool #G60138 3.50% 8/1/2045[1]	518	477
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	12,568	11,522
Freddie Mac Pool #V81992 4.00% 10/1/2045[1]	491	463
Freddie Mac Pool #G60344 4.00% 12/1/2045[1]	9,610	9,121
Freddie Mac Pool #T65375 3.50% 7/1/2046[1]	103	92
Freddie Mac Pool #Q42034 4.50% 7/1/2046[1]	91	90
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	4,654	4,267
Freddie Mac Pool #Q42633 4.50% 8/1/2046[1]	257	251
Freddie Mac Pool #Q43312 4.50% 9/1/2046[1]	464	452
Freddie Mac Pool #Q43461 4.50% 10/1/2046[1]	250	244
Freddie Mac Pool #Q44689 4.50% 12/1/2046[1]	358	347
Freddie Mac Pool #760015 2.636% 1/1/2047[1,3]	1,810	1,711
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	912	825
Freddie Mac Pool #Q47620 4.00% 4/1/2047[1]	6,817	6,528
Freddie Mac Pool #Q47828 4.50% 5/1/2047[1]	249	241
Freddie Mac Pool #ZS4735 3.50% 9/1/2047[1]	66	60
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	1,103	998
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	1,318	1,206
Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	6,195	5,842
Freddie Mac Pool #G61733 3.00% 12/1/2047[1]	4,604	4,071
Freddie Mac Pool #ZS4747 3.50% 12/1/2047[1]	7,542	6,863
Freddie Mac Pool #Q52613 4.00% 12/1/2047[1]	4,180	3,967
Freddie Mac Pool #G08793 4.00% 12/1/2047[1]	2,806	2,654
Freddie Mac Pool #Q52596 4.50% 12/1/2047[1]	1,582	1,535
Freddie Mac Pool #Q53878 4.00% 1/1/2048[1]	3,932	3,732
Freddie Mac Pool #G67709 3.50% 3/1/2048[1]	22,567	20,669
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	949	869
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	918	840
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	728	667
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	682	624
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	641	585
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	536	490
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	393	363
The Bond Fund of America — Page 11 of 88

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	USD275	$254
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	254	234
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	21,235	20,154
Freddie Mac Pool #G08805 4.00% 3/1/2048[1]	999	942
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	215	196
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	891	844
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	801	760
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	421	401
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	491	449
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	290	265
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	172	157
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	1,288	1,221
Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]	315	305
Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	6,112	5,747
Freddie Mac Pool #G61628 3.50% 9/1/2048[1]	130	119
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	2,546	2,478
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	1,324	1,293
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	940	910
Freddie Mac Pool #ZA5889 4.00% 11/1/2048[1]	1,563	1,470
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	3,251	2,968
Freddie Mac Pool #QA1885 3.50% 8/1/2049[1]	4,309	3,930
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	916	836
Freddie Mac Pool #SD7508 3.50% 10/1/2049[1]	56,665	51,742
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	7,282	6,684
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	7,142	6,555
Freddie Mac Pool #QA4692 3.00% 11/1/2049[1]	17,710	15,555
Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]	7,350	6,466
Freddie Mac Pool #SD0185 3.00% 12/1/2049[1]	4,335	3,789
Freddie Mac Pool #QA5125 3.50% 12/1/2049[1]	20,885	19,056
Freddie Mac Pool #SD0234 3.00% 1/1/2050[1]	26,953	23,561
Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]	11,812	10,391
Freddie Mac Pool #RA2319 3.00% 3/1/2050[1]	17,749	15,395
Freddie Mac Pool #RA2596 2.50% 5/1/2050[1]	3,795	3,185
Freddie Mac Pool #SD7517 3.00% 5/1/2050[1]	27,497	24,190
Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	37,561	31,726
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	2,853	2,481
Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	14,008	12,176
Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]	35,362	29,869
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	15,312	12,214
Freddie Mac Pool #RA4070 2.50% 11/1/2050[1]	27,971	23,329
Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	22,590	18,841
Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	1,766	1,413
Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]	3,419	2,759
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	733	584
Freddie Mac Pool #SD7535 2.50% 2/1/2051[1]	4,098	3,454
Freddie Mac Pool #RA4658 3.00% 2/1/2051[1]	38,490	33,573
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	62,991	49,976
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	24,009	19,258
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	4,780	3,987
Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	8,918	7,750
Freddie Mac Pool #SD1852 2.50% 6/1/2051[1]	88,237	73,341
Freddie Mac Pool #QC2817 2.50% 6/1/2051[1]	15,644	13,125
Freddie Mac Pool #SD0644 2.50% 7/1/2051[1]	15,632	13,013
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	81,017	70,999
The Bond Fund of America — Page 12 of 88

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA5836 2.50% 9/1/2051[1]	USD76,044	$63,678
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	64,447	54,303
Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	9,063	7,864
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]	4,091	3,574
Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	737	641
Freddie Mac Pool #SD8172 2.00% 10/1/2051[1]	863	685
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	51,807	44,938
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	25,096	21,944
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	130,732	104,028
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	13,760	11,594
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	10,434	8,761
Freddie Mac Pool #RA6411 2.50% 11/1/2051[1]	860	711
Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	10,317	8,953
Freddie Mac Pool #RA6483 2.50% 12/1/2051[1]	8,287	6,952
Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]	4,424	3,814
Freddie Mac Pool #QD1946 3.50% 12/1/2051[1]	245	220
Freddie Mac Pool #SD0855 2.50% 1/1/2052[1]	21,906	18,172
Freddie Mac Pool #QD5941 2.50% 1/1/2052[1]	1,421	1,192
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	41,034	35,870
Freddie Mac Pool #SD0803 3.00% 1/1/2052[1]	1,721	1,492
Freddie Mac Pool #QD7321 3.50% 1/1/2052[1]	353	316
Freddie Mac Pool #SD0881 2.50% 2/1/2052[1]	14,170	11,839
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]	59,385	52,142
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	24,349	22,230
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	5,142	4,623
Freddie Mac Pool #SD1450 2.50% 3/1/2052[1]	2,655	2,229
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	31,738	27,696
Freddie Mac Pool #QD9030 3.50% 3/1/2052[1]	888	797
Freddie Mac Pool #QE0562 3.50% 3/1/2052[1]	63	57
Freddie Mac Pool #QD8208 3.50% 3/1/2052[1]	43	38
Freddie Mac Pool #QD9527 4.00% 3/1/2052[1]	18	17
Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	660	523
Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	27,393	22,983
Freddie Mac Pool #QD9911 2.50% 4/1/2052[1]	206	170
Freddie Mac Pool #QE0917 3.50% 4/1/2052[1]	497	445
Freddie Mac Pool #QE0316 3.50% 4/1/2052[1]	40	36
Freddie Mac Pool #8D0226 2.546% 5/1/2052[1,3]	8,879	7,863
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	7,589	6,798
Freddie Mac Pool #QE8663 3.50% 5/1/2052[1]	980	878
Freddie Mac Pool #QE5301 3.50% 5/1/2052[1]	813	728
Freddie Mac Pool #QE5589 3.50% 5/1/2052[1]	704	631
Freddie Mac Pool #SD1318 3.50% 6/1/2052[1]	928	832
Freddie Mac Pool #QE3580 3.50% 6/1/2052[1]	404	362
Freddie Mac Pool #QE4273 3.50% 6/1/2052[1]	86	77
Freddie Mac Pool #SD3245 4.00% 6/1/2052[1]	42,908	40,327
Freddie Mac Pool #QE4383 4.00% 6/1/2052[1]	883	820
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	25,024	23,837
Freddie Mac Pool #RA7502 5.00% 6/1/2052[1]	132	129
Freddie Mac Pool #SD1502 4.00% 7/1/2052[1]	5,473	5,080
Freddie Mac Pool #QE5750 5.00% 7/1/2052[1]	30,425	29,726
Freddie Mac Pool #QE6185 5.00% 7/1/2052[1]	707	692
Freddie Mac Pool #RA7618 5.00% 7/1/2052[1]	379	370
Freddie Mac Pool #SD8234 2.50% 8/1/2052[1]	770	637
Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]	29,568	25,779
The Bond Fund of America — Page 13 of 88

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8237 4.00% 8/1/2052[1]	USD831	$771
Freddie Mac Pool #QE7539 4.50% 8/1/2052[1]	13,637	12,990
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	548	522
Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]	28	27
Freddie Mac Pool #QE7987 5.50% 8/1/2052[1]	303	303
Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	837	721
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	2,498	2,379
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	626	597
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	372	354
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	9,718	9,490
Freddie Mac Pool #SD2079 4.00% 10/1/2052[1]	8,315	7,714
Freddie Mac Pool #QF2221 4.00% 10/1/2052[1]	4,817	4,468
Freddie Mac Pool #QF2223 4.00% 10/1/2052[1]	320	297
Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	21,669	20,642
Freddie Mac Pool #QF1254 4.50% 10/1/2052[1]	21,097	20,096
Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	3,651	3,478
Freddie Mac Pool #QF2368 4.50% 10/1/2052[1]	3,093	2,947
Freddie Mac Pool #QF2009 4.50% 10/1/2052[1]	347	331
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	240	228
Freddie Mac Pool #QF1352 5.00% 10/1/2052[1]	25,040	24,454
Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	47,326	47,227
Freddie Mac Pool #SD1896 4.00% 11/1/2052[1]	128,433	121,908
Freddie Mac Pool #SD1894 4.00% 11/1/2052[1]	43,765	41,504
Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	140,486	133,828
Freddie Mac Pool #QF2960 4.50% 11/1/2052[1]	2,790	2,658
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	58,637	58,494
Freddie Mac Pool #SD2066 4.00% 12/1/2052[1]	2,855	2,649
Freddie Mac Pool #QF5671 4.50% 12/1/2052[1]	92,742	88,343
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	151,840	148,303
Freddie Mac Pool #QF4623 5.00% 12/1/2052[1]	87,142	85,111
Freddie Mac Pool #SD1961 5.50% 12/1/2052[1]	10,883	10,832
Freddie Mac Pool #SD8286 4.00% 1/1/2053[1]	11,760	10,895
Freddie Mac Pool #SD8287 4.50% 1/1/2053[1]	8,611	8,203
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	1,552	1,515
Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]	280,010	282,988
Freddie Mac Pool #RA8423 6.00% 1/1/2053[1]	27,095	27,424
Freddie Mac Pool #QF6121 6.00% 1/1/2053[1]	454	460
Freddie Mac Pool #SD2246 6.00% 1/1/2053[1]	64	65
Freddie Mac Pool #QF7774 5.50% 2/1/2053[1]	5,875	5,858
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	5,259	5,245
Freddie Mac Pool #QF7483 5.50% 2/1/2053[1]	886	883
Freddie Mac Pool #QF8331 5.50% 2/1/2053[1]	582	580
Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]	93,041	94,027
Freddie Mac Pool #SD2618 6.00% 2/1/2053[1]	58	59
Freddie Mac Pool #SD8306 4.50% 3/1/2053[1]	389	371
Freddie Mac Pool #QF8462 5.50% 3/1/2053[1]	23,257	23,188
Freddie Mac Pool #QF9076 5.50% 3/1/2053[1]	7,913	7,890
Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]	1,674	1,594
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	28,309	27,641
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	18,812	18,381
Freddie Mac Pool #QG0749 5.00% 4/1/2053[1]	9,322	9,101
Freddie Mac Pool #SD2654 5.00% 4/1/2053[1]	2,106	2,055
Freddie Mac Pool #QG1829 5.00% 4/1/2053[1]	1,096	1,069
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	34,155	34,005
The Bond Fund of America — Page 14 of 88

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QG1266 5.50% 4/1/2053[1]	USD493	$491
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	253	241
Freddie Mac Pool #QG3743 5.00% 5/1/2053[1]	17,855	17,428
Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	11,844	11,565
Freddie Mac Pool #QG2060 5.00% 5/1/2053[1]	1,026	1,002
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	180,516	179,738
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	72,459	72,256
Freddie Mac Pool #QG3382 5.50% 5/1/2053[1]	7,133	7,110
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	4,949	4,928
Freddie Mac Pool #QG1719 5.50% 5/1/2053[1]	46	46
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	132,361	133,682
Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	21,825	22,150
Freddie Mac Pool #SD3214 4.00% 6/1/2053[1]	20,361	18,881
Freddie Mac Pool #SD8328 4.50% 6/1/2053[1]	13,596	12,951
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	44,775	43,700
Freddie Mac Pool #QG4778 5.00% 6/1/2053[1]	987	964
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	182,322	181,475
Freddie Mac Pool #QG4632 5.50% 6/1/2053[1]	15,523	15,466
Freddie Mac Pool #QG5136 5.50% 6/1/2053[1]	7,886	7,863
Freddie Mac Pool #QG5097 5.50% 6/1/2053[1]	7,645	7,622
Freddie Mac Pool #QG4732 5.50% 6/1/2053[1]	35	35
Freddie Mac Pool #QG3775 5.50% 6/1/2053[1]	24	24
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	195,669	197,529
Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]	61,383	62,048
Freddie Mac Pool #SD3177 6.00% 6/1/2053[1]	56,223	57,061
Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	24,148	24,407
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	20,093	20,389
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	19,009	19,294
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	12,527	12,683
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	8,791	9,015
Freddie Mac Pool #QG4096 6.00% 6/1/2053[1]	471	476
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	8,667	8,907
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	7,545	7,734
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	7,031	7,261
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	6,637	6,880
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	4,798	4,994
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	3,598	3,707
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	2,629	2,690
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	1,952	2,030
Freddie Mac Pool #QG6641 5.00% 7/1/2053[1]	11,224	10,958
Freddie Mac Pool #QG9079 5.00% 7/1/2053[1]	8,647	8,441
Freddie Mac Pool #QG7072 5.00% 7/1/2053[1]	5,685	5,548
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	948	925
Freddie Mac Pool #QG6394 5.00% 7/1/2053[1]	933	911
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	737,587	734,157
Freddie Mac Pool #SD8343 6.00% 7/1/2053[1]	105,977	106,997
Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]	47,539	48,035
Freddie Mac Pool #SD3434 6.00% 7/1/2053[1]	24,892	25,229
Freddie Mac Pool #QG8013 5.00% 8/1/2053[1]	1,044	1,019
Freddie Mac Pool #QG9140 5.00% 8/1/2053[1]	1,026	1,002
Freddie Mac Pool #SD3559 5.50% 8/1/2053[1]	5,198	5,179
Freddie Mac Pool #SD3639 6.00% 8/1/2053[1]	88,991	90,037
Freddie Mac Pool #SD8360 4.50% 9/1/2053[1]	14,975	14,262
Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	58,667	58,394
The Bond Fund of America — Page 15 of 88

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	USD34,945	$35,512
Freddie Mac Pool #SD4997 5.00% 10/1/2053[1]	6,542	6,385
Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	211,304	210,288
Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	201,780	203,650
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	89,056	89,904
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	35,819	36,608
Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]	9,871	9,401
Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	879,787	858,725
Freddie Mac Pool #SD8371 5.00% 11/1/2053[1]	35,437	34,647
Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	9,029	8,986
Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	75,688	76,389
Freddie Mac Pool #SD8381 4.50% 12/1/2053[1]	10,942	10,421
Freddie Mac Pool #SD8384 6.00% 12/1/2053[1]	200,386	202,244
Freddie Mac Pool #SD4842 6.00% 12/1/2053[1]	99,997	101,150
Freddie Mac Pool #RJ0440 6.00% 12/1/2053[1]	45,023	45,516
Freddie Mac Pool #QH5945 6.50% 12/1/2053[1]	35,386	36,220
Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]	9,695	10,000
Freddie Mac Pool #SD8393 4.50% 1/1/2054[1]	2,345	2,234
Freddie Mac Pool #SD4795 6.00% 1/1/2054[1]	59,434	60,110
Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	58,846	59,391
Freddie Mac Pool #RA9888 6.50% 1/1/2054[1]	66,706	68,279
Freddie Mac Pool #SD4897 6.00% 2/1/2054[1]	33,504	33,871
Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	30,161	30,441
Freddie Mac Pool #SD4896 6.00% 2/1/2054[1]	20,416	20,713
Freddie Mac Pool #SD4964 6.00% 2/1/2054[1]	7,854	7,949
Freddie Mac Pool #RJ0881 6.50% 2/1/2054[1]	24,791	25,377
Freddie Mac Pool #RJ0856 6.50% 2/1/2054[1]	19,934	20,405
Freddie Mac Pool #SD8407 5.00% 3/1/2054[1]	27,052	26,448
Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	106,059	105,549
Freddie Mac Pool #RJ1066 5.50% 3/1/2054[1]	30,861	30,759
Freddie Mac Pool #SD5117 6.00% 3/1/2054[1]	53,714	54,429
Freddie Mac Pool #RJ1076 6.00% 3/1/2054[1]	7,279	7,352
Freddie Mac Pool #SD8418 4.50% 4/1/2054[1]	24,623	23,474
Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	110,524	109,993
Freddie Mac Pool #RJ1263 5.50% 4/1/2054[1]	29,000	28,898
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	20,970	20,937
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	15,966	15,907
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029[1]	147	146
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029[1]	2,069	1,835
Freddie Mac, Series K127, Class A2, 2.108% 1/25/2031[1]	1,000	855
Freddie Mac, Series K136, Class A2, 2.127% 11/25/2031[1]	142	119
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036[1]	1,995	2,035
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037[1]	1,496	1,528
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[1]	811	828
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[1]	17,000	16,659
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[1,3]	562	550
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 10/25/2026[1]	400	386
Freddie Mac, Series K742, Class A2, Multi Family, 1.76% 3/25/2028[1]	3,000	2,694
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 6/25/2028[1]	172	167
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028[1,3]	1,680	1,631
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 9/25/2028[1,3]	3,000	2,928
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 1/25/2029[1]	5,249	5,013
Freddie Mac, Series K515, Class A2, Multi Family, 5.40% 1/25/2029[1]	5,454	5,608
Freddie Mac, Series K516, Class A2, Multi Family, 5.477% 1/25/2029[1]	9,962	10,280
The Bond Fund of America — Page 16 of 88

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029[1]	USD2,113	$1,887
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 10/25/2029[1]	62	56
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	118,468	116,839
Freddie Mac, Series K137, Class A2, Multi Family, 2.347% 11/25/2031[1,3]	306	261
Freddie Mac, Series K140, Class A2, Multi Family, 2.25% 1/25/2032[1]	417	352
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[1]	7,501	6,405
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[1]	7,984	6,774
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032[1]	5,000	4,250
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032[1]	3,551	3,030
Freddie Mac, Series K152, Class A2, Multi Family, 3.80% 10/25/2032[1,3]	2,010	1,888
Freddie Mac, Series K152, Class A2, Multi Family, 3.78% 11/25/2032[1]	21,945	20,584
Freddie Mac, Series K151, Class A2, Multi Family, 3.80% 12/25/2032[1]	6,865	6,445
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[1]	13,000	12,216
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[1,3]	24,842	24,408
Freddie Mac, Series K155, Class A2, Multi Family, 4.25% 4/25/2033[1]	4,000	3,877
Freddie Mac, Series K159, Class A2, Multi Family, 4.50% 7/25/2033[1,3]	1,300	1,283
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 3/25/2053[1]	23	20
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036[1]	228	198
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036[1]	217	169
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	759	640
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036[1]	86	75
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036[1]	74	63
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	22,452	20,673
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[1]	3,098	2,834
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	5,314	4,515
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[1,3]	9,293	8,612
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	1,074	928
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	27,224	24,989
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	26,098	24,003
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	5,641	4,815
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	8,096	7,152
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]	5,012	4,472
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[1]	4,433	4,280
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	41,437	39,249
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	8,336	7,380
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	2,802	2,482
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	1,146	1,078
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	19,348	18,099
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	2,373	2,097
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	1,462	1,294
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]	480	450
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	85,675	77,895
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	17,034	16,061
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	13,014	12,253
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]	46,233	42,505
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	23,551	21,790
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	33,286	31,436
FREMF Mortgage Trust, Series K-517, Class A2, 5.355% 1/25/2029[1,3]	9,918	10,191
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 3/25/2032[1]	7,924	6,758
FREMF Mortgage Trust, Series K-162, Class A2, 5.15% 12/25/2033[1]	15,755	16,328
Government National Mortgage Assn. 2.50% 4/1/2054[1,5]	7,400	6,304
Government National Mortgage Assn. 3.00% 4/1/2054[1,5]	35,999	31,752
Government National Mortgage Assn. 4.00% 4/1/2054[1,5]	82,589	77,290
Government National Mortgage Assn. 5.00% 4/1/2054[1,5]	56,008	55,051
The Bond Fund of America — Page 17 of 88

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 5.50% 4/1/2054[1,5]	USD121,377	$121,282
Government National Mortgage Assn. 2.50% 5/1/2054[1,5]	11,000	9,380
Government National Mortgage Assn. 4.00% 5/1/2054[1,5]	23,600	22,101
Government National Mortgage Assn. 5.50% 5/1/2054[1,5]	209,800	209,537
Government National Mortgage Assn. Pool #MA0908 2.50% 4/20/2028[1]	365	350
Government National Mortgage Assn. Pool #AB3820 5.00% 12/20/2035[1]	168	166
Government National Mortgage Assn. Pool #AB3819 5.00% 12/20/2039[1]	264	261
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040[1]	738	728
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	1,240	1,269
Government National Mortgage Assn. Pool #AB3818 4.50% 6/20/2041[1]	63	61
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	1,086	1,106
Government National Mortgage Assn. Pool #AC2886 4.50% 8/20/2041[1]	580	565
Government National Mortgage Assn. Pool #AB3664 4.50% 8/20/2041[1]	110	106
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	3,439	3,356
Government National Mortgage Assn. Pool #754353 3.50% 4/20/2042[1]	271	247
Government National Mortgage Assn. Pool #AD7620 3.50% 3/20/2043[1]	814	741
Government National Mortgage Assn. Pool #BC1530 3.00% 8/20/2047[1]	2,963	2,629
Government National Mortgage Assn. Pool #BC1565 3.00% 8/20/2047[1]	1,286	1,141
Government National Mortgage Assn. Pool #MA5019 3.50% 2/20/2048[1]	220	202
Government National Mortgage Assn. Pool #MA5263 3.50% 6/20/2048[1]	1,768	1,629
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]	34	34
Government National Mortgage Assn. Pool #MA5527 3.50% 10/20/2048[1]	1,373	1,264
Government National Mortgage Assn. Pool #MA5594 3.50% 11/20/2048[1]	2,197	2,022
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[1]	1,903	1,853
Government National Mortgage Assn. Pool #MA5754 4.50% 2/20/2049[1]	28	26
Government National Mortgage Assn. Pool #MA5755 5.00% 2/20/2049[1]	118	115
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[1]	9,607	9,086
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049[1]	1,679	1,634
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[1]	277	269
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	67	66
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049[1]	1,671	1,620
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[1]	67,999	62,396
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[1]	412	401
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	15,586	12,778
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	1,467	1,243
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	22,910	18,801
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[1]	18,957	18,462
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]	48,465	41,041
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	30,942	25,990
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	36,770	30,964
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]	23,075	19,417
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	9,489	8,151
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]	34,024	28,653
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]	9,830	8,375
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	1,753	1,488
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	3,017	2,545
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	603	512
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	102	87
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[1]	5,895	5,365
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052[1]	824	702
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[1]	40,579	35,796
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	170,014	154,730
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[1]	61,324	57,394
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	17,480	16,360
The Bond Fund of America — Page 18 of 88

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[1]	USD3,942	$3,588
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[1]	1,970	1,844
Government National Mortgage Assn. Pool #MA8487 3.50% 12/20/2052[1]	35	32
Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052[1]	1,185	1,109
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[1]	206,843	198,787
Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053[1]	4,242	4,171
Government National Mortgage Assn. Pool #MA8878 5.00% 5/20/2053[1]	9,905	9,736
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[1]	3,176	3,122
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	156,106	150,002
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	33,026	32,460
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	59,202	56,891
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	98,131	94,299
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[1]	55,661	54,706
Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053[1]	2,685	2,638
Government National Mortgage Assn. Pool #694836 5.681% 9/20/2059[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061[1]	3	3
Government National Mortgage Assn. Pool #725876 4.899% 9/20/2061[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #710085 4.978% 9/20/2061[1]	2	2
Government National Mortgage Assn. Pool #725879 4.893% 10/20/2061[1]	1	1
Government National Mortgage Assn. Pool #AC1008 4.333% 10/20/2063[1]	1	1
Government National Mortgage Assn. Pool #776095 4.81% 2/20/2064[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #AG8238 4.904% 12/20/2064[1]	2	2
Government National Mortgage Assn. Pool #AE9612 4.808% 1/20/2065[1]	2	2
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	11,738	8,838
Uniform Mortgage-Backed Security 2.00% 4/1/2039[1,5]	42,000	37,227
Uniform Mortgage-Backed Security 2.50% 4/1/2039[1,5]	48,000	43,684
Uniform Mortgage-Backed Security 3.50% 4/1/2039[1,5]	37,000	35,173
Uniform Mortgage-Backed Security 4.00% 4/1/2039[1,5]	29,000	28,091
Uniform Mortgage-Backed Security 2.00% 4/1/2054[1,5]	284,602	225,206
Uniform Mortgage-Backed Security 2.50% 4/1/2054[1,5]	114,564	94,709
Uniform Mortgage-Backed Security 3.00% 4/1/2054[1,5]	185,863	159,925
Uniform Mortgage-Backed Security 3.50% 4/1/2054[1,5]	439,715	393,560
Uniform Mortgage-Backed Security 4.00% 4/1/2054[1,5]	244,885	226,802
Uniform Mortgage-Backed Security 4.50% 4/1/2054[1,5]	168,548	160,521
Uniform Mortgage-Backed Security 5.00% 4/1/2054[1,5]	419,843	409,691
Uniform Mortgage-Backed Security 5.50% 4/1/2054[1,5]	433,748	431,663
Uniform Mortgage-Backed Security 6.00% 4/1/2054[1,5]	508,148	512,853
Uniform Mortgage-Backed Security 6.50% 4/1/2054[1,5]	290,852	297,185
Uniform Mortgage-Backed Security 7.00% 4/1/2054[1,5]	182,783	188,425
Uniform Mortgage-Backed Security 2.00% 5/1/2054[1,5]	260,000	206,073
Uniform Mortgage-Backed Security 2.50% 5/1/2054[1,5]	819,996	678,782
Uniform Mortgage-Backed Security 3.00% 5/1/2054[1,5]	476,756	410,669
Uniform Mortgage-Backed Security 3.50% 5/1/2054[1,5]	318,250	285,043
Uniform Mortgage-Backed Security 4.00% 5/1/2054[1,5]	474,990	440,102
Uniform Mortgage-Backed Security 4.50% 5/1/2054[1,5]	328,100	312,591
Uniform Mortgage-Backed Security 5.00% 5/1/2054[1,5]	45,000	43,922
Uniform Mortgage-Backed Security 5.50% 5/1/2054[1,5]	406,050	404,066
Uniform Mortgage-Backed Security 6.00% 5/1/2054[1,5]	1,029,800	1,039,055
Uniform Mortgage-Backed Security 6.50% 5/1/2054[1,5]	1,203,150	1,228,690
Uniform Mortgage-Backed Security 7.00% 5/1/2054[1,5]	386,760	398,306
Uniform Mortgage-Backed Security 6.00% 6/1/2054[1,5]	326,000	329,107
		30,416,600
The Bond Fund of America — Page 19 of 88

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities 1.77%	Principal amount (000)	Value (000)
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.29% 11/15/2055[1,3]	USD2,275	$2,286
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[1,4]	3,963	3,599
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,4]	3,657	3,478
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[1]	2,750	2,666
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050[1]	115	110
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.14% 6/15/2028[1,3]	1,940	2,065
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050[1]	1,639	1,557
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050[1]	1,660	1,573
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[1]	3,920	3,728
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[1]	255	240
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054[1]	135	128
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056[1,3]	4,984	5,342
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[1,3]	3,632	3,894
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 9/15/2060[1]	3,750	3,542
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[1]	2,510	2,383
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[1]	321	305
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 5/15/2061[1]	500	479
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[1,3]	11,116	10,747
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	9,039	7,965
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 8/15/2061[1,3]	250	241
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 11/15/2061[1]	490	475
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[1]	5,000	4,503
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	1,654	1,421
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[1,4]	5,800	5,587
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.244% 3/15/2037[1,3,4]	1,574	1,513
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.455% 12/15/2056[1,3]	796	860
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[1]	3,475	3,292
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[1,3]	1,906	1,788
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[1]	5,890	5,598
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051[1,3]	90	86
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[1]	6,351	6,000
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052[1]	5,135	4,804
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[1]	944	790
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 5/15/2053[1]	1,000	949
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,3]	6,954	6,710
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[1]	3,503	2,837
Benchmark Mortgage Trust, Series 2020-B20, Class AS, 2.375% 10/15/2053[1]	1,450	1,159
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053[1]	1,600	1,302
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 3/15/2054[1]	900	752
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[1]	17,498	14,326
Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054[1]	3,785	3,088
Benchmark Mortgage Trust, Series 2021-B31, Class A5, 2.669% 12/15/2054[1]	5,000	4,231
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055[1]	4,000	3,344
Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.458% 3/15/2055[1]	3,000	2,677
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[1,3]	7,034	6,235
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	1,681	1,743
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[1]	730	655
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 3/15/2062[1]	498	466
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 12/15/2062[1]	5,000	4,498
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.118% 8/15/2056[1,3]	2,661	2,809
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056[1,3]	6,880	7,411
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.095% 5/15/2039[1,3,4]	60,445	60,575
The Bond Fund of America — Page 20 of 88

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.223% 4/15/2037[1,3,4]	USD26,448	$26,612
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.44% 6/15/2027[1,3,4]	53,930	54,209
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.029% 9/15/2034[1,3,4]	915	905
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.14% 9/15/2036[1,3,4]	103,652	102,949
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.339% 10/15/2036[1,3,4]	26,873	26,627
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 6.187% 11/15/2036[1,3,4]	68,774	68,306
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.816% 4/15/2037[1,3,4]	28,692	28,756
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.11% 6/15/2038[1,3,4]	38,139	37,899
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.29% 11/15/2038[1,3,4]	65,293	64,693
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.776% 8/15/2039[1,3,4]	8,381	8,444
BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 7.495% 10/15/2039[1,3,4]	21,314	21,400
BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.606% 6/15/2040[1,3,4]	28,351	28,522
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[1,4]	5,963	5,544
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050[1]	1,000	925
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[1]	5,576	5,214
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[1,3,4]	142,455	145,054
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[1,3,4]	8,000	8,308
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[1,3]	1,800	1,685
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.878% 2/10/2048[1]	755	747
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]	1,525	1,458
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[1]	2,740	2,607
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[1]	500	472
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 8/15/2050[1]	6,048	5,659
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050[1]	2,930	2,763
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 8/10/2056[1]	200	176
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[1]	4,563	4,451
COMM Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057[1]	805	707
Commercial Mortgage Trust, Series 2014-CR16, Class AM, 4.278% 4/10/2047[1]	1,070	1,044
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694% 8/10/2047[1]	910	900
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 8/10/2047[1]	750	740
Commercial Mortgage Trust, Series 2014-LC17, Class A5, 3.917% 10/10/2047[1]	886	877
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 10/10/2047[1,3]	2,200	2,143
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[1]	4,000	3,734
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[1]	772	760
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050[1]	825	780
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 9/10/2050[1]	2,261	2,115
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174% 11/15/2048[1,3]	999	962
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[1,3]	600	555
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[1]	2,375	2,250
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052[1]	2,000	1,769
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]	2,354	2,315
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043[1,3,4]	65,864	66,874
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,4]	6,865	7,028
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[1,4]	7,957	8,117
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/10/2040[1,3,4]	6,119	6,255
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	500	471
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.52% 7/15/2038[1,3,4]	17,033	17,039
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.82% 7/15/2038[1,3,4]	6,071	6,077
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.14% 7/15/2038[1,3,4]	3,293	3,293
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.69% 7/15/2038[1,3,4]	3,450	3,450
The Bond Fund of America — Page 21 of 88

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
FHLMC Multifamily Structured Pass Through Certs., Series 2024-K518, Class A2, 5.40% 1/25/2029[1]	USD4,407	$4,532
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	1,520	1,544
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[1,4]	8,686	8,481
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,4]	16,156	16,769
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[1,4]	7,590	6,185
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.348%) 6.474% 12/15/2036[1,3,4]	12,510	12,509
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.133% 3/10/2041[1,3,4]	15,326	15,212
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[1]	5,708	5,651
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[1]	3,000	2,902
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049[1]	2,372	2,257
GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 11/10/2049[1,3]	2,654	2,518
GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 8/10/2050[1]	855	797
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]	3,000	2,806
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[1]	255	240
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2/13/2053[1]	174	154
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	7,483	6,383
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[1]	1,556	1,240
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[1]	757	755
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 4/15/2047[1,3]	600	595
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class B, 4.48% 9/15/2047[1,3]	100	98
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[1]	2,333	2,196
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[1]	1,600	1,498
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[1]	1,683	1,569
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 11/13/2052[1]	975	830
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,4]	23,980	21,258
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,3]	5,095	4,811
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050[1]	1,000	951
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.241% 4/15/2038[1,3,4]	17,944	17,873
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[1]	15,685	15,578
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047[1]	525	508
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[1]	1,870	1,823
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 10/15/2048[1]	1,300	1,265
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 9/15/2049[1]	208	197
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 11/15/2049[1]	3,000	2,795
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[1]	5,280	5,059
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451% 7/15/2050[1]	550	536
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	1,730	1,635
MSWF Commercial Mortgage Trust, Series 2023-2, Class AS, 6.491% 12/15/2056[1,3]	3,463	3,721
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,4]	4,543	4,200
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,4]	1,000	893
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.59% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,4,6]	7,600	7,406
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.94% 5/15/2038[1,3,4]	1,500	1,429
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048[1]	11,876	11,335
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,4]	23,334	19,327
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.016% 7/15/2036[1,3,4]	46,039	45,607
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.171% 11/15/2038[1,3,4]	49,227	48,905
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.325% 1/15/2039[1,3,4]	55,785	55,481
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 12/15/2047[1]	290	284
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 5/15/2048[1]	4,380	4,265
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[1]	6,906	6,722
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048[1]	USD1,400	$1,357
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809% 12/15/2048[1]	1,137	1,102
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[1]	6,190	5,838
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[1]	380	356
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[1]	6,370	6,125
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[1]	1,196	1,188
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 10/15/2050[1]	1,154	1,092
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050[1,3]	2,000	1,843
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051[1]	6,500	6,167
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[1]	3,898	3,512
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,4]	1,667	1,551
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[1,3]	7,000	6,778
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.54% 9/15/2058[1,3]	1,000	956
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[1]	1,320	1,263
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059[1]	3,853	3,622
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[1]	510	487
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[1]	9,159	9,076
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.114% 11/15/2027[1,3,4]	15,228	15,318
		1,462,668
Collateralized mortgage-backed obligations (privately originated) 1.29%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,3,4]	11,337	9,848
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,4]	373	346
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,4,6]	38,297	35,650
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,3,4]	2,117	1,928
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,3,4]	1,163	1,114
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,4]	15,798	14,258
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[1,4,6]	1,889	1,868
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[1,4,6]	2,954	2,905
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,4,6]	3,040	2,861
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052[1]	1,255	1,121
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,3,4]	11,142	10,872
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,3,4]	2,673	2,619
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[1]	1,760	1,675
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[1,3,4]	2,179	2,151
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,4]	33,905	31,486
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,3,4]	498	450
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064[1,3,4]	3,731	3,420
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[1,4,6]	2,706	2,707
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,4]	5,296	4,549
Connecticut Avenue Securities Trust, Series 2014-C02A, Class 1M2, (30-day Average USD-SOFR + 2.714%) 8.035% 5/25/2024[1,3]	1,768	1,771
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (30-day Average USD-SOFR + 5.014%) 10.335% 11/25/2024[1,3]	1,713	1,746
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 6.07% 10/25/2041[1,3,4]	20	20
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 8.07% 5/25/2042[1,3,4]	1,295	1,330
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.72% 12/25/2042[1,3,4]	10,445	10,732
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.62% 5/25/2043[1,3,4]	1,513	1,545
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 6.82% 10/25/2043[1,3,4]	USD7,732	$7,770
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.37% 1/25/2044[1,3,4]	8,970	8,977
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.12% 1/25/2044[1,3,4]	3,726	3,751
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 8.02% 1/25/2044[1,3,4]	6,632	6,686
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.42% 2/25/2044[1,3,4]	4,608	4,611
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.12% 2/25/2044[1,3,4]	7,873	7,917
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,4]	6,396	5,949
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[1,3,4]	573	553
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[1,3,4]	602	590
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[1]	111	112
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[1]	56	58
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[1]	554	529
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033[1]	100	100
FARM Mortgage Trust, Series 2024-1, Class A1, 4.721% 10/1/2053[1,3,4]	7,983	7,789
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,4]	10,928	11,783
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,4]	11,945	12,889
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[1,3,4]	13,227	10,661
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[1,3,4]	12,418	10,009
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,3,4]	14,091	11,357
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,3,4]	8,285	6,699
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[1,3,4]	14,682	11,834
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051[1,3,4]	2,484	2,086
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.985% 7/25/2028[1,3]	1,808	1,917
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2B, (30-day Average USD-SOFR + 1.914%) 7.235% 7/25/2030[1,3]	3,150	3,204
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 6.12% 10/25/2041[1,3,4]	469	469
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.32% 4/25/2042[1,3,4]	7,648	7,750
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.52% 5/25/2042[1,3,4]	219	223
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.27% 6/25/2042[1,3,4]	1,857	1,906
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.47% 9/25/2042[1,3,4]	2,818	2,854
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.02% 9/25/2042[1,3,4]	7,561	8,025
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 6.67% 2/25/2044[1,3,4]	10,493	10,534
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.135% 1/25/2050[1,3,4]	510	512
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.285% 2/25/2050[1,3,4]	1,577	1,593
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.435% 8/25/2050[1,3,4]	3,632	4,114
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028)[1,4,6]	6,542	6,557
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,3,4]	15,711	13,872
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,3,4]	USD30,517	$24,596
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,4,6]	19,199	18,185
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,4]	25,238	22,922
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,4]	2,540	2,432
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[1,3,4]	4,490	3,619
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,4,6]	26,308	26,696
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,4,6]	5,921	5,872
Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 6.882% 10/25/2059[1,4]	10,093	10,100
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 6.25% 2/25/2060 (7.25% on 5/28/2024)[1,4,6]	3,761	3,779
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 3.25% 5/25/2060 (7.25% on 4/25/2024)[1,4,6]	7,569	7,600
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,4,6]	18,868	18,335
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,3,4]	8,569	8,329
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,4,6]	9,959	9,641
Mello Mortgage Capital Acceptance Trust, Series 2021-MTG2, Class A1, 2.50% 6/25/2051[1,3,4]	18,454	14,874
Mello Mortgage Capital Acceptance Trust, Series 2021-MTG3, Class A3, 2.50% 7/1/2051[1,3,4]	14,122	11,382
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.294% 11/25/2055[1,3,4]	88,549	88,476
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[1,3,4]	15,640	13,846
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057[1,3,4]	3,000	2,874
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[1,3,4]	3,639	3,457
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,3,4]	92	90
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[1,3,4]	1,729	1,663
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[1,3,4]	8,449	7,902
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[1,3,4]	4,921	4,526
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD CME Term SOFR + 0.865%) 6.194% 5/25/2055[1,3,4]	42,288	42,336
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.529% 3/25/2053[1,3,4]	10,947	10,556
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,4,6]	2,625	2,634
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,4,6]	1,691	1,691
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[1,4,6]	7,386	7,391
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,4,6]	13,316	13,414
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.521% 4/25/2053[1,3,4]	17,991	17,369
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027)[1,4,6]	8,554	8,542
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,4,6]	30,968	31,012
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,3,4]	17,409	14,825
Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[1,4]	8,998	8,327
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[1,4]	4,899	4,492
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,4]	7,162	6,746
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,4]	20,818	19,194
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,4]	16,847	15,411
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041[1,3,4]	6,434	5,668
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[1,3,4]	4,804	4,337
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,4]	6,806	6,630
TBW Mortgage-Backed Trust, Series 2007-2, Class A4B, (1-month USD CME Term SOFR + 0.955%) 6.284% 7/25/2037[1,3]	7,164	6,318
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[1,3,4]	10,528	10,359
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.227% 3/25/2054[1,3,4]	1,500	1,452
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.389% 2/25/2055[1,3,4]	4,000	3,871
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[1,3,4]	7,000	6,761
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.572% 8/25/2055[1,3,4]	3,200	2,830
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[1,3,4]	56	56
The Bond Fund of America — Page 25 of 88

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[1,3,4]	USD3,000	$2,940
Towd Point Mortgage Trust, Series 2017-5, Class A1, 6.044% 2/25/2057[1,3,4]	146	148
Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25% 4/25/2057[1,3,4]	6,021	5,902
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[1,3,4]	451	434
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057[1,3,4]	1,575	1,398
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,3,4]	152	149
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,3,4]	770	744
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057[1,3,4]	5,500	5,074
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058[1,3,4]	10,000	9,448
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,3,4]	6,963	6,752
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058[1,3,4]	6,000	5,189
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,3,4]	220	214
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.72% 12/25/2058[1,3,4]	6,286	5,982
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058[1,3,4]	3,615	3,223
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059[1,3,4]	5,000	4,152
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059[1,3,4]	4,590	4,063
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,4]	19,501	17,215
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[1,4]	1,872	1,769
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[4,7]	10,592	9,841
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2029[1,4]	6,434	6,268
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2029[1,4]	2,116	2,035
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,4]	27,335	25,346
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[1,4]	7,963	7,839
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[1,4]	1,536	1,496
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,4]	17,160	16,933
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,4,6]	4,877	4,853
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[1,4,6]	615	618
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[1,4,6]	9,593	9,602
		1,068,257
Total mortgage-backed obligations		32,947,525
Corporate bonds, notes & loans 29.08% Financials 10.00%
AerCap Ireland Capital DAC 1.65% 10/29/2024	13,302	12,980
AerCap Ireland Capital DAC 6.50% 7/15/2025	4,854	4,902
AerCap Ireland Capital DAC 1.75% 1/30/2026	7,812	7,298
AerCap Ireland Capital DAC 2.45% 10/29/2026	60,098	55,832
AerCap Ireland Capital DAC 6.45% 4/15/2027[4]	33,890	34,810
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[6]	EUR9,525	8,903
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[4,6]	USD34,534	36,017
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[4,6]	12,575	12,615
Ally Financial, Inc. 5.125% 9/30/2024	3,863	3,847
Ally Financial, Inc. 5.80% 5/1/2025	6,400	6,391
Ally Financial, Inc. 8.00% 11/1/2031	22,786	25,294
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[6]	EUR16,000	18,748
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[6]	1,200	1,303
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[6]	USD4,374	4,433
American Express Co. 5.85% 11/5/2027	1,700	1,751
American Express Co. 5.098% 2/16/2028 (USD-SOFR + 1.00% on 2/16/2027)[6]	12,275	12,260
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[6]	2,593	2,780
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[6]	21,950	20,932
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[6]	55,975	55,346
American International Group, Inc. 5.125% 3/27/2033	22,379	22,269
The Bond Fund of America — Page 26 of 88

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
American International Group, Inc. 4.375% 6/30/2050	USD2,730	$2,371
Aon Corp. 2.85% 5/28/2027	1,000	936
Aon Corp. 2.60% 12/2/2031	10,750	9,064
Aon Corp. 5.35% 2/28/2033	6,206	6,242
Aon Corp. 3.90% 2/28/2052	2,000	1,539
Aon North America, Inc. 5.15% 3/1/2029	22,500	22,640
Aon North America, Inc. 5.30% 3/1/2031	7,500	7,561
Aon North America, Inc. 5.45% 3/1/2034	19,000	19,230
Aon North America, Inc. 5.75% 3/1/2054	8,674	8,901
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032[4]	1,518	1,632
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[6]	EUR10,000	11,219
Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[6]	10,000	11,376
Banco Santander Mexico, SA, Institucion de Banca Multiple, Grupo Financiero Santander Mexico 5.375% 4/17/2025[4]	USD7,500	7,476
Banco Santander, SA 5.147% 8/18/2025	15,200	15,098
Banco Santander, SA 5.294% 8/18/2027	9,800	9,781
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[6]	7,800	7,118
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[6]	19,965	17,820
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[6]	3,343	3,327
Bank of America Corp. 1.658% 3/11/2027 (USD-SOFR + 0.91% on 3/11/2026)[6]	29,913	27,874
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[6]	30,000	27,893
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[6]	16,549	16,161
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[6]	50,441	50,075
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[6]	7,503	7,041
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[6]	68,330	68,416
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[6]	46,202	40,841
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[6]	56,948	58,412
Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[6]	18,471	15,931
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[6]	20,215	16,598
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[6]	20,967	17,091
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[6]	82,950	67,901
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[6]	4,877	4,864
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[6]	87,903	91,208
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[6]	46,606	46,927
Bank of America Corp. 2.676% 6/19/2041 (USD-SOFR + 1.93% on 6/19/2040)[6]	530	377
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027)[6]	12,000	11,285
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[4,6]	32,600	32,815
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026)[4,6]	9,200	8,420
Bank of Montreal 5.30% 6/5/2026	10,000	10,030
Bank of Montreal 5.203% 2/1/2028	4,000	4,031
Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026)[6]	15,000	14,935
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[6]	10,000	10,273
Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2028)[6]	18,000	17,741
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[6]	25,909	25,942
Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033)[6]	22,105	21,343
Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[6]	17,806	17,731
Bank of Nova Scotia (The) 5.25% 6/12/2028	10,000	10,093
Bank of Nova Scotia (The) 8.00% 1/27/2084 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.017% on 1/27/2029)[6]	22,619	23,073
The Bond Fund of America — Page 27 of 88

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Banque Federative du Credit Mutuel 5.088% 1/23/2027[4]	USD30,000	$29,978
Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026)[6]	15,000	15,036
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028)[6]	7,000	7,280
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[4,6]	14,100	14,898
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	7,829	6,910
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	3,293	2,665
BlackRock Funding, Inc. 5.25% 3/14/2054	10,200	10,260
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[4]	12,375	12,703
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[4]	3,520	3,702
Block, Inc. 2.75% 6/1/2026	8,000	7,532
Block, Inc. 3.50% 6/1/2031	5,025	4,378
BNP Paribas SA 3.375% 1/9/2025[4]	11,000	10,821
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[4,6]	21,900	20,286
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[4,6]	12,751	11,146
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[4,6]	73,018	73,206
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[4,6]	46,214	39,199
BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[4,6]	5,465	5,506
Boost Newco Borrower, LLC 7.50% 1/15/2031[4]	3,350	3,509
BPCE SA 4.625% 7/11/2024[4]	20,600	20,490
BPCE SA 5.15% 7/21/2024[4]	28,454	28,337
BPCE SA 1.625% 1/14/2025[4]	12,250	11,886
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[4,6]	20,094	18,874
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[4,6]	17,000	17,052
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[4,6]	5,500	5,020
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[4,6]	32,850	34,384
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[4,6]	18,253	18,348
BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[4,6]	35,604	28,888
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[4,6]	27,495	27,581
CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[4,6]	7,000	7,155
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[4,6]	23,950	24,452
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[4,6]	59,775	59,775
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[4,6]	7,400	7,915
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[4,6]	25,900	26,142
Canadian Imperial Bank of Commerce 5.144% 4/28/2025	10,000	9,970
Canadian Imperial Bank of Commerce 3.60% 4/7/2032	197	178
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	15,462	16,277
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[6]	16,000	15,902
Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027)[6]	16,300	16,095
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[6]	4,165	4,153
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[6]	26,293	26,523
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[6]	14,294	14,854
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[6]	45,153	45,997
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[6]	15,000	15,234
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[6]	15,850	16,482
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[6]	7,750	8,090
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	5,188	4,309
Chubb INA Holdings, Inc. 3.35% 5/3/2026	100	97
Chubb INA Holdings, Inc. 5.00% 3/15/2034	8,647	8,682
Chubb INA Holdings, Inc. 4.35% 11/3/2045	100	89
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[6]	16,208	15,718
Citigroup, Inc. 4.45% 9/29/2027	400	389
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[6]	25,044	23,563
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[6]	27,720	27,599
The Bond Fund of America — Page 28 of 88

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup, Inc. 3.98% 3/20/2030 (3-month USD CME Term SOFR + 1.597% on 3/20/2029)[6]	USD15,904	$14,990
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[6]	2,488	2,211
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030)[6]	1,106	959
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[6]	54,760	46,808
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[6]	812	677
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[6]	15,956	13,092
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[6]	1,224	1,041
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[6]	1,869	1,670
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[6]	7,932	7,650
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[6]	47,736	50,437
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[6]	925	940
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[6]	36,510	36,162
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[6]	33,748	33,716
Commonwealth Bank of Australia 2.688% 3/11/2031[4]	17,450	14,527
Cooperatieve Rabobank UA 2.625% 7/22/2024[4]	698	692
Corebridge Financial, Inc. 3.65% 4/5/2027	24,855	23,742
Corebridge Financial, Inc. 3.85% 4/5/2029	17,379	16,257
Corebridge Financial, Inc. 3.90% 4/5/2032	18,411	16,577
Corebridge Financial, Inc. 4.35% 4/5/2042	208	176
Corebridge Financial, Inc. 4.40% 4/5/2052	1,983	1,619
Crédit Agricole SA 3.25% 10/4/2024[4]	6,200	6,124
Crédit Agricole SA 4.375% 3/17/2025[4]	3,500	3,447
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[4,6]	12,000	11,476
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[4,6]	9,050	8,390
Crédit Agricole SA 5.335% 1/10/2030 (USD-SOFR + 1.69% on 1/10/2029)[4,6]	15,000	14,962
Credit Suisse AG 2.95% 4/9/2025	2,350	2,289
Credit Suisse AG 7.50% 2/15/2028	17,000	18,339
Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[4,6]	3,831	3,846
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[4,6]	14,200	12,953
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[4,6]	19,150	18,486
DBS Bank, Ltd. (3-month AUD-BBSW + 0.55%) 4.896% 9/10/2024[3]	AUD24,980	16,293
DBS Bank, Ltd. (3-month AUD-BBSW + 0.57%) 4.909% 12/2/2024[3]	14,970	9,768
Deutsche Bank AG 0.898% 5/28/2024	USD15,450	15,337
Deutsche Bank AG 3.70% 5/30/2024	12,900	12,847
Deutsche Bank AG 1.447% 4/1/2025 (USD-SOFR + 1.131% on 4/1/2024)[6]	24,716	24,716
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[6]	17,750	17,511
Deutsche Bank AG 4.10% 1/13/2026	16,415	16,032
Deutsche Bank AG 4.10% 1/13/2026	4,936	4,818
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[6]	44,785	42,251
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[6]	7,493	7,703
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[6]	91,924	84,072
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[6]	128,625	118,138
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[6]	51,894	51,836
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[6]	63,958	66,183
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[6]	60,769	63,563
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[6]	14,732	12,982
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[6]	23,000	19,388
Discover Bank 3.45% 7/27/2026	2,343	2,232
Discover Financial Services 6.70% 11/29/2032	1,546	1,636
DNB Bank ASA 1.127% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 9/16/2025)[4,6]	2,882	2,704
The Bond Fund of America — Page 29 of 88

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[4,6]	USD8,037	$7,407
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026)[6]	EUR10,715	11,025
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027)[6]	21,171	21,652
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[6]	25,825	30,404
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[6]	66,450	75,597
Fidelity National Information Services, Inc. 1.15% 3/1/2026	USD22,429	20,774
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[6]	1,285	1,325
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[6]	27,472	27,518
Fiserv, Inc. 2.75% 7/1/2024	19,000	18,860
Fiserv, Inc. 3.50% 7/1/2029	406	378
Fiserv, Inc. 2.65% 6/1/2030	900	784
Five Corners Funding Trust II 2.85% 5/15/2030[4]	4,300	3,773
Five Corners Funding Trust III 5.791% 2/15/2033[4]	15,060	15,541
Global Payments, Inc. 2.90% 5/15/2030	631	548
Goldman Sachs Group, Inc. 3.50% 4/1/2025	14,230	13,964
Goldman Sachs Group, Inc. 0.855% 2/12/2026 (USD-SOFR + 0.609% on 2/12/2025)[6]	400	383
Goldman Sachs Group, Inc. (3-month USD CME Term SOFR + 1.432%) 6.739% 5/15/2026[3]	7,000	7,063
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[6]	61,000	55,754
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[6]	84,636	77,820
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[6]	19,614	18,273
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[6]	58,000	55,494
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[6]	5,725	5,429
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[6]	44,095	46,407
Goldman Sachs Group, Inc. 2.60% 2/7/2030	3,284	2,876
Goldman Sachs Group, Inc. 3.80% 3/15/2030	9,419	8,824
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[6]	47,332	38,315
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[6]	3,922	3,355
Goldman Sachs Group, Inc. 6.561% 10/24/2034 (USD-SOFR + 1.95% on 10/24/2033)[6]	672	733
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[6]	10,000	7,198
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[6]	9,000	6,977
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[6]	5,000	4,903
HSBC Holdings PLC 2.256% 11/13/2026 (1-year GBP-ICE Swap + 1.317% on 11/13/2025)[6]	GBP6,050	7,275
HSBC Holdings PLC (USD-SOFR + 1.57%) 5.31% 8/14/2027[3]	USD20,000	20,306
HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[6]	11,240	10,362
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[6]	21,090	20,690
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[6]	3,357	3,573
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[6]	11,890	12,221
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[6]	52,170	45,741
HSBC Holdings PLC 4.95% 3/31/2030	3,150	3,129
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD CME Term SOFR + 1.872% on 5/22/2029)[6]	2,609	2,439
HSBC Holdings PLC 3.00% 5/29/2030 (1-year EUR Annual (vs. 6-month GBP-LIBOR) + 1.77% on 5/29/2029)[6]	GBP3,613	4,096
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[6]	USD43,396	36,429
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[6]	4,908	4,102
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032)[6]	11,963	13,709
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[6]	30,917	33,833
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[6]	6,755	7,250
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	4,213	3,987
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027	32,661	30,268
Huarong Finance II Co., Ltd. 5.50% 1/16/2025	3,366	3,341
Huntington Bancshares, Inc. 5.709% 2/2/2035 (USD-SOFR + 1.87% on 2/2/2034)[6]	9,312	9,290
Huntington Bancshares, Inc. 4.45% junior subordinated perpetual bonds (7-year UST Yield Curve Rate T Note Constant Maturity + 4.045% on 10/15/2027)[6]	4,000	3,635
The Bond Fund of America — Page 30 of 88

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Industrial and Commercial Bank of China, Ltd. 2.875% 9/12/2029 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 9/12/2024)[3]	USD3,000	$2,964
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[6]	12,000	12,152
ING Groep NV 6.114% 9/11/2034 (USD-SOFR + 1.85% on 9/11/2033)[6]	6,000	6,234
Insurance Australia Group, Ltd. (3-month AUD-BBSW + 2.45%) 6.795% 12/15/2036[3]	AUD10,280	6,819
Intercontinental Exchange, Inc. 4.35% 6/15/2029	USD9,625	9,378
Intercontinental Exchange, Inc. 4.60% 3/15/2033	12,869	12,474
Intercontinental Exchange, Inc. 4.95% 6/15/2052	183	174
Intercontinental Exchange, Inc. 3.00% 9/15/2060	134	85
Intesa Sanpaolo SpA 5.017% 6/26/2024[4]	125,758	125,354
Intesa Sanpaolo SpA 3.25% 9/23/2024[4]	8,260	8,162
Intesa Sanpaolo SpA 7.00% 11/21/2025[4]	20,450	20,837
Intesa Sanpaolo SpA 5.71% 1/15/2026[4]	24,105	23,909
Intesa Sanpaolo SpA 3.875% 7/14/2027[4]	10,275	9,667
Intesa Sanpaolo SpA 3.875% 1/12/2028[4]	4,974	4,625
Intesa Sanpaolo SpA 4.00% 9/23/2029[4]	3,000	2,775
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[4,6]	2,525	2,822
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[4,6]	37,275	39,787
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[4]	2,470	2,258
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[6]	6,738	6,620
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[6]	63,813	62,051
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[6]	13,590	13,584
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[6]	45,051	43,565
JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[6]	20,207	19,476
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[6]	7,980	7,387
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[6]	10,000	10,206
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[6]	56,612	56,434
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[6]	64,087	60,235
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[6]	11,820	11,552
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[6]	11,390	11,298
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD CME Term SOFR + 1.207% on 1/23/2028)[6]	3,265	3,089
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[6]	23,265	23,447
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[6]	5,505	5,725
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[6]	15,592	15,535
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[6]	13,501	11,005
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[6]	1,483	1,254
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[6]	20,053	16,692
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[6]	485	414
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[6]	11,966	11,720
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[6]	39,113	39,278
JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[6]	23,650	25,278
JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[6]	7,605	7,638
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[6]	1,907	1,384
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[6]	19,035	17,714
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[4,6]	14,675	14,809
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[4,6]	42,000	44,079
Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[6]	523	520
The Bond Fund of America — Page 31 of 88

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[6]	USD13,875	$13,492
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[6]	312	287
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[6]	19,425	19,614
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[6]	1,325	1,326
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[6]	26,573	25,446
Lloyds Banking Group PLC 4.375% 3/22/2028	6,323	6,140
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[6]	20,547	20,887
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[6]	11,662	11,237
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[6]	29,500	29,692
LPL Holdings, Inc. 4.625% 11/15/2027[4]	270	259
LPL Holdings, Inc. 4.375% 5/15/2031[4]	1,800	1,640
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[6]	27,182	28,684
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[6]	16,205	16,180
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[6]	36,949	34,373
Macquarie Bank, Ltd. 5.208% 6/15/2026[4]	5,000	5,004
Macquarie Bank, Ltd. 5.391% 12/7/2026[4]	5,000	5,027
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030	221	188
Marsh & McLennan Companies, Inc. 5.40% 9/15/2033	3,250	3,337
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	4,875	3,142
Met Tower Global Funding 5.40% 6/20/2026[4]	10,000	10,053
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[4,6,8]	100	107
MetLife, Inc. 3.60% 11/13/2025	100	98
MetLife, Inc. 4.55% 3/23/2030	2,417	2,390
MetLife, Inc. 5.375% 7/15/2033	12,814	13,087
MetLife, Inc. 4.60% 5/13/2046	800	724
Metropolitan Life Global Funding I 0.95% 7/2/2025[4]	5,764	5,470
Metropolitan Life Global Funding I 3.45% 12/18/2026[4]	2,315	2,226
Metropolitan Life Global Funding I 4.40% 6/30/2027[4]	4,574	4,479
Metropolitan Life Global Funding I 5.05% 1/6/2028[4]	1,418	1,420
Metropolitan Life Global Funding I 5.40% 9/12/2028[4]	6,000	6,081
Metropolitan Life Global Funding I 4.85% 1/8/2029[4]	16,000	15,893
Metropolitan Life Global Funding I 3.05% 6/17/2029[4]	5,000	4,543
Metropolitan Life Global Funding I 4.30% 8/25/2029[4]	884	853
Metropolitan Life Global Funding I 2.95% 4/9/2030[4]	980	870
Metropolitan Life Global Funding I 1.55% 1/7/2031[4]	2,284	1,824
Metropolitan Life Global Funding I 2.40% 1/11/2032[4]	3,250	2,680
Metropolitan Life Global Funding I 5.15% 3/28/2033[4]	6,068	6,079
Metropolitan Life Global Funding I 5.05% 1/8/2034[4]	2,000	1,982
Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[6]	17,000	16,566
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[6]	35,000	32,248
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[6]	12,800	11,721
The Bond Fund of America — Page 32 of 88

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[6]	USD19,000	$18,461
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[6]	10,000	10,111
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[6]	631	633
Mizuho Financial Group, Inc. 1.234% 5/22/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 5/22/2026)[6]	10,000	9,180
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[6]	26,000	23,914
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[6]	15,000	15,075
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[6]	16,070	16,435
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[6]	1,640	1,624
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[6]	995	969
Morgan Stanley 4.754% 4/21/2026	25,000	24,843
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[6]	1,121	1,109
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[6]	9,411	8,707
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[6]	35,684	32,758
Morgan Stanley 2.475% 1/21/2028 (USD-SOFR + 1.00% on 1/21/2027)[6]	2,594	2,414
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[6]	6,143	5,972
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[6]	71,754	71,607
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]	42,572	42,550
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[6]	5,370	5,419
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028)[6]	12,749	13,374
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[6]	93,782	93,891
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[6]	2,300	2,010
Morgan Stanley 3.622% 4/1/2031 (USD-SOFR + 3.12% on 4/1/2030)[6]	3,103	2,847
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[6]	40,258	32,193
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[6]	30,895	25,246
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[6]	9,792	8,102
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[6]	12,484	10,614
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[6]	1,487	1,443
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[6]	30,000	29,776
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[6]	32,262	32,376
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[6]	51,247	56,098
Morgan Stanley 5.466% 1/18/2035 (USD-SOFR + 1.73% on 1/18/2034)[6]	19,267	19,447
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[6]	13,453	12,916
Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[6]	5,708	4,368
Morgan Stanley Bank, N.A. 5.479% 7/16/2025	8,125	8,159
MSCI, Inc. 3.625% 9/1/2030[4]	16,200	14,390
MSCI, Inc. 3.25% 8/15/2033[4]	15,450	12,743
Nasdaq, Inc. 5.35% 6/28/2028	2,568	2,603
National Australia Bank, Ltd. 4.944% 1/12/2028	3,474	3,490
National Australia Bank, Ltd. 4.90% 6/13/2028	5,000	5,013
National Australia Bank, Ltd. 4.787% 1/10/2029	12,000	11,989
National Australia Bank, Ltd. 4.951% 1/10/2034[4]	24,175	24,131
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[6]	25,000	25,129
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[6]	20,000	20,107
NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[6]	7,500	7,002
The Bond Fund of America — Page 33 of 88

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
NatWest Group PLC 5.076% 1/27/2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[6,8]	USD234	$230
NatWest Group PLC 4.445% 5/8/2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[6,8]	9,230	8,797
NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[6]	8,000	8,259
Navient Corp. 5.875% 10/25/2024	1,000	1,000
Navient Corp. 6.75% 6/25/2025	10,000	10,083
Navient Corp. 5.00% 3/15/2027	6,250	5,992
Navient Corp. 5.625% 8/1/2033	3,000	2,486
New York Life Global Funding 0.95% 6/24/2025[4]	1,034	982
New York Life Global Funding 0.85% 1/15/2026[4]	3,803	3,534
New York Life Global Funding 3.25% 4/7/2027[4]	2,164	2,066
New York Life Global Funding 4.90% 6/13/2028[4]	7,500	7,495
New York Life Global Funding 1.20% 8/7/2030[4]	5,250	4,173
New York Life Global Funding 1.85% 8/1/2031[4]	2,250	1,811
New York Life Global Funding 4.55% 1/28/2033[4]	4,456	4,303
New York Life Global Funding 5.00% 1/9/2034[4]	3,000	2,970
NongHyup Bank 4.875% 7/3/2028[4]	13,213	13,170
Northwestern Mutual Global Funding 0.80% 1/14/2026[4]	2,062	1,914
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[4]	12,000	11,949
OneMain Finance Corp. 7.125% 3/15/2026	9,300	9,475
OneMain Finance Corp. 7.875% 3/15/2030	9,120	9,417
Oversea-Chinese Banking Corp., Ltd. (3-month AUD-BBSW + 0.70%) 5.05% 4/14/2025[3]	AUD29,750	19,445
Oversea-Chinese Banking Corp., Ltd. 1.832% 9/10/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025)[6]	USD2,250	2,127
PayPal Holdings, Inc. 3.90% 6/1/2027	5,603	5,456
PayPal Holdings, Inc. 4.40% 6/1/2032	15,247	14,774
PayPal Holdings, Inc. 3.25% 6/1/2050	61	43
PayPal Holdings, Inc. 5.05% 6/1/2052	17,325	16,473
PayPal Holdings, Inc. 5.25% 6/1/2062	321	308
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[6]	EUR4,465	5,177
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[6]	USD10,000	10,046
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[6]	47,340	47,931
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[6]	2,177	2,252
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033)[6]	1,174	1,205
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[6]	36,285	39,754
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[6]	15,429	15,576
Power Finance Corp., Ltd. 3.95% 4/23/2030	32,000	29,243
Power Finance Corp., Ltd. 3.35% 5/16/2031	8,670	7,539
Prudential Financial, Inc. 3.905% 12/7/2047	700	559
Prudential Financial, Inc. 4.418% 3/27/2048	1,000	859
Prudential Financial, Inc. 3.70% 3/13/2051	5,583	4,282
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	10,000	9,996
QBE Insurance Group, Ltd. (3-month AUD-BBSW + 2.75%) 7.086% 8/25/2036[3]	AUD12,200	8,118
QBE Insurance Group, Ltd. 2.50% 9/13/2038 (5-year GBP-GILT + 2.061% on 9/13/2028)[6]	GBP5,690	6,174
QBE Insurance Group, Ltd. 5.875% 6/17/2046 (10-year USD-ICE SOFR Spread-Adjusted Swap + 4.395% on 6/17/2026)[6]	USD4,000	3,942
Royal Bank of Canada 0.75% 10/7/2024	1,347	1,314
Royal Bank of Canada 4.95% 4/25/2025	5,000	4,984
Royal Bank of Canada 3.625% 5/4/2027	748	720
Royal Bank of Canada 6.00% 11/1/2027	1,098	1,135
Royal Bank of Canada 4.90% 1/12/2028	1,650	1,651
Royal Bank of Canada 4.95% 2/1/2029	10,000	10,030
Royal Bank of Canada 5.00% 2/1/2033	16,026	15,977
Santander Holdings USA, Inc. 3.50% 6/7/2024	13,325	13,267
The Bond Fund of America — Page 34 of 88

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[6]	USD10,775	$9,797
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[6]	20,950	21,442
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028)[6]	3,644	3,754
Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029)[6]	33,013	33,333
Santander UK Group Holdings PLC 2.469% 1/11/2028 (USD-SOFR + 1.22% on 1/11/2027)[6]	2,143	1,970
SMBC Aviation Capital Finance DAC 5.45% 5/3/2028[4]	10,000	10,033
Standard Chartered PLC 7.018% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.20% on 2/8/2029)[4,6]	4,930	5,221
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[4,6]	7,000	6,680
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[6]	5,200	4,962
Standard Chartered PLC 6.097% 1/11/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/11/2034)[4,6]	17,503	18,036
Standard Chartered PLC 3.265% 2/18/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 2/18/2031)[4,6]	2,554	2,147
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[6]	430	443
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[6]	10,825	10,060
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[6]	15,495	15,087
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[6]	35,899	35,761
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	10,264	10,421
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	6,775	6,278
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	7,500	7,730
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	427	445
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[4]	10,000	10,195
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.30%) 6.638% 6/1/2037[3]	AUD7,500	4,968
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 6.988% 12/1/2038[3]	50	34
Suncorp-Metway, Ltd. (3-month AUD-BBSW + 0.78%) 5.124% 7/30/2024[3]	24,500	15,990
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[6,9]	USD11,614	196
Svenska Handelsbanken AB 5.50% 6/15/2028[4]	5,000	5,054
Swedbank AB 6.136% 9/12/2026[4]	12,825	13,060
Synchrony Bank 5.40% 8/22/2025	17,000	16,850
Synchrony Bank 5.625% 8/23/2027	17,000	16,690
Synchrony Financial 3.95% 12/1/2027	9,075	8,496
Synchrony Financial 2.875% 10/28/2031	41,575	33,204
Toronto-Dominion Bank (The) 0.75% 9/11/2025	23,900	22,454
Toronto-Dominion Bank (The) 5.156% 1/10/2028	9,935	10,003
Toronto-Dominion Bank (The) 5.523% 7/17/2028	25,000	25,546
Toronto-Dominion Bank (The) 4.456% 6/8/2032	61	58
Travelers Companies, Inc. 4.10% 3/4/2049	1,500	1,270
Travelers Companies, Inc. 2.55% 4/27/2050	1,601	1,013
Travelers Companies, Inc. 5.45% 5/25/2053	1,537	1,593
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[6]	18,000	17,710
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[6]	13,702	14,616
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[6]	6,175	6,170
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[6]	13,165	13,331
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[6]	30,012	30,156
U.S. Bancorp 2.40% 7/30/2024	19,000	18,801
U.S. Bancorp 3.10% 4/27/2026	7,000	6,716
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[6]	11,400	11,178
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[6]	34,841	34,163
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[6]	1,500	1,527
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[6]	20,039	20,133
The Bond Fund of America — Page 35 of 88

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[6]	USD51,744	$49,160
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[6]	17,758	18,107
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[6]	18,727	18,917
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[4,6]	2,360	2,348
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[4,6]	3,418	3,370
UBS Group AG 4.55% 4/17/2026	7,000	6,890
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[4,6]	26,727	25,634
UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026)[4,6]	20,000	20,069
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[4,6]	10,300	9,536
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[4,6]	38,389	35,534
UBS Group AG 4.703% 8/5/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 8/5/2026)[4,6]	50,000	49,076
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[4,6]	19,621	17,847
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[4,6]	6,750	6,616
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[4,6]	6,000	6,180
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,6,8]	12,828	12,136
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[4,6]	16,649	17,183
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[4,6]	44,770	44,851
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[4,6,8]	31,000	27,590
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[4,6]	128,444	119,346
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[4,6]	28,185	22,593
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[4,6]	71,848	61,146
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[4,6]	22,812	18,644
UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[4,6]	5,631	5,941
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[4,6]	51,875	62,991
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[4,6]	3,325	3,482
UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[4,6]	26,825	26,973
UniCredit SpA 4.625% 4/12/2027[4]	17,010	16,590
United Overseas Bank, Ltd. 2.00% 10/14/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.23% on 10/14/2026)[4,6]	8,430	7,726
Vigorous Champion International, Ltd. 4.25% 5/28/2029	1,708	1,593
Vnesheconombank Via VEB Finance PLC 6.80% 11/22/2025[4,7,9]	500	— [2]
Wells Fargo & Co. 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[6]	36,060	35,378
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]	9,960	9,778
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[6]	28,985	27,596
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[6]	3,893	3,564
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[6]	72,586	71,542
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[6]	18,000	18,219
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[6]	47,900	49,906
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[6]	107,716	107,520
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[6]	3,293	2,858
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[6]	101,928	101,329
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[6]	26,811	26,926
The Bond Fund of America — Page 36 of 88

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[6]	USD43,694	$46,886
Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[6]	3,674	3,684
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[6]	71,327	63,087
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[6]	10,000	9,730
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[6]	11,339	10,482
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[6]	13,100	10,816
Willis North America, Inc. 4.65% 6/15/2027	4,500	4,432
Willis North America, Inc. 5.35% 5/15/2033	3,000	2,987
Willis North America, Inc. 3.875% 9/15/2049	4,700	3,540
Willis North America, Inc. 5.90% 3/5/2054	2,000	2,026
Xiaomi Best Time International, Ltd. 3.375% 4/29/2030	2,865	2,531
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	2,000	1,666
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	5,000	3,579
		8,286,595
Utilities 3.98%
Adani Transmission Step-One, Ltd. 4.00% 8/3/2026	2,000	1,881
AEP Texas, Inc. 3.45% 5/15/2051	2,638	1,809
AEP Transmission Co., LLC 3.10% 12/1/2026	4,075	3,878
AEP Transmission Co., LLC 5.15% 4/1/2034	18,025	17,972
AEP Transmission Co., LLC 2.75% 8/15/2051	381	240
AES Andes SA 6.30% 3/15/2029[4]	7,753	7,838
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[4]	8,412	7,305
Alabama Power Co. 3.00% 3/15/2052	22,980	15,571
Alfa Desarrollo SpA 4.55% 9/27/2051	8,936	6,836
Alfa Desarrollo SpA 4.55% 9/27/2051[4]	5,690	4,352
Ameren Corp. 2.50% 9/15/2024	1,616	1,593
American Electric Power Co., Inc. 1.00% 11/1/2025	317	296
American Electric Power Co., Inc. 4.30% 12/1/2028	31,133	30,124
American Transmission Systems, Inc. 2.65% 1/15/2032[4]	1,695	1,407
Atlantic City Electric Co. 2.30% 3/15/2031	2,175	1,827
Baltimore Gas and Electric Co. 4.55% 6/1/2052	3,150	2,764
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	200	180
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	3,618	3,136
Buffalo Energy Mexico Holdings 7.875% 2/15/2039[4]	830	899
Calpine Corp. 5.25% 6/1/2026[4]	3,398	3,365
Calpine Corp. 4.50% 2/15/2028[4]	4,000	3,797
CenterPoint Energy, Inc. 2.65% 6/1/2031	13,900	11,787
CenterPoint Energy, Inc. 3.70% 9/1/2049	2,775	2,061
Chile Electricity Lux MPC SARL 6.01% 1/20/2033[4]	3,300	3,332
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[4]	15,958	14,909
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[4]	5,500	5,155
CMS Energy Corp. 3.00% 5/15/2026	7,689	7,335
CMS Energy Corp. 3.45% 8/15/2027	1,460	1,389
Comision Federal de Electricidad 4.688% 5/15/2029[4]	30,765	28,953
Commonwealth Edison Co. 3.125% 3/15/2051	2,000	1,369
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	12,036	9,871
Consumers Energy Co. 4.90% 2/15/2029	16,999	17,067
Consumers Energy Co. 4.60% 5/30/2029	18,088	17,890
Consumers Energy Co. 3.60% 8/15/2032	48,605	44,091
Consumers Energy Co. 4.625% 5/15/2033	6,604	6,432
The Bond Fund of America — Page 37 of 88

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Dominion Energy, Inc. 3.30% 3/15/2025	USD2,113	$2,069
Dominion Energy, Inc. 3.375% 4/1/2030	15,406	14,010
Dominion Energy, Inc., junior subordinated, 3.071% 8/15/2024	4,825	4,773
DPL, Inc. 4.125% 7/1/2025	1,040	1,018
DTE Electric Co. 4.85% 12/1/2026	1,350	1,350
DTE Electric Co. 3.70% 3/15/2045	107	86
DTE Electric Co. 3.65% 3/1/2052	2,146	1,627
DTE Energy Co. 2.85% 10/1/2026	539	510
DTE Energy Co. 5.10% 3/1/2029	30,785	30,675
DTE Energy Co. 2.25% 3/1/2030	1,557	1,351
DTE Energy Co. 3.00% 3/1/2032	31,550	27,468
Duke Energy Carolinas, LLC 2.45% 8/15/2029	3,530	3,126
Duke Energy Carolinas, LLC 2.55% 4/15/2031	419	362
Duke Energy Carolinas, LLC 3.20% 8/15/2049	77	54
Duke Energy Carolinas, LLC 5.35% 1/15/2053	3,528	3,483
Duke Energy Corp. 2.55% 6/15/2031	348	293
Duke Energy Corp. 5.75% 9/15/2033	33,869	34,813
Duke Energy Corp. 3.50% 6/15/2051	599	421
Duke Energy Corp. 5.00% 8/15/2052	331	300
Duke Energy Florida, LLC 1.75% 6/15/2030	9,021	7,512
Duke Energy Florida, LLC 5.875% 11/15/2033	4,050	4,282
Duke Energy Florida, LLC 3.00% 12/15/2051	8,566	5,632
Duke Energy Florida, LLC 5.95% 11/15/2052	2,500	2,660
Duke Energy Ohio, Inc. 2.125% 6/1/2030	5,250	4,447
Duke Energy Progress, LLC 2.00% 8/15/2031	769	628
Duke Energy Progress, LLC 2.50% 8/15/2050	354	213
Edison International 3.55% 11/15/2024	16,725	16,502
Edison International 4.95% 4/15/2025	6,354	6,305
Edison International 5.75% 6/15/2027	11,001	11,150
Edison International 4.125% 3/15/2028	54,975	52,779
Edison International 5.25% 11/15/2028	24,301	24,226
Edison International 6.95% 11/15/2029	15,809	16,951
Electricité de France SA 6.25% 5/23/2033[4]	8,275	8,677
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[6]	EUR15,000	14,644
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[4,6]	USD8,650	9,551
Emera US Finance, LP 0.833% 6/15/2024	3,750	3,707
Emera US Finance, LP 2.639% 6/15/2031	11,493	9,400
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6,8]	319	316
Enfragen Energia Sur SA 5.375% 12/30/2030	4,580	3,802
Engie Energia Chile SA 3.40% 1/28/2030[4]	7,054	6,107
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[4]	8,250	7,808
ENN Energy Holdings, Ltd. 2.625% 9/17/2030[4]	1,143	982
Entergy Corp. 1.90% 6/15/2028	6,531	5,767
Entergy Corp. 2.40% 6/15/2031	20,182	16,777
Entergy Louisiana, LLC 3.12% 9/1/2027	4,780	4,515
Entergy Louisiana, LLC 1.60% 12/15/2030	1,700	1,359
Entergy Louisiana, LLC 2.35% 6/15/2032	395	323
Entergy Louisiana, LLC 2.90% 3/15/2051	17,647	11,217
Entergy Louisiana, LLC 4.75% 9/15/2052	281	251
Entergy Texas, Inc. 1.75% 3/15/2031	446	360
Eversource Energy 5.00% 1/1/2027	12,334	12,305
Eversource Energy 3.30% 1/15/2028	6,812	6,371
The Bond Fund of America — Page 38 of 88

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Eversource Energy 1.65% 8/15/2030	USD9,528	$7,668
Eversource Energy 5.50% 1/1/2034	16,925	16,938
Exelon Corp. 4.10% 3/15/2052	1,725	1,374
FirstEnergy Corp. 2.05% 3/1/2025	25,920	24,892
FirstEnergy Corp. 1.60% 1/15/2026	54,542	50,921
FirstEnergy Corp. 2.65% 3/1/2030	39,440	33,937
FirstEnergy Corp. 2.25% 9/1/2030	108,103	90,018
FirstEnergy Corp. 3.40% 3/1/2050	19,301	13,323
FirstEnergy Corp., Series B, 4.15% 7/15/2027	91,819	88,134
FirstEnergy Pennsylvania Electric Co. 4.30% 1/15/2029[4]	5,000	4,828
FirstEnergy Transmission, LLC 4.35% 1/15/2025[4]	1,260	1,245
FirstEnergy Transmission, LLC 2.866% 9/15/2028[4]	66,259	60,457
Florida Power & Light Co. 3.30% 5/30/2027	10,000	9,500
Florida Power & Light Co. 5.05% 4/1/2028	2,275	2,301
Florida Power & Light Co. 4.40% 5/15/2028	12,000	11,882
Florida Power & Light Co. 2.45% 2/3/2032	20,000	16,846
Florida Power & Light Co. 5.10% 4/1/2033	9,000	9,066
Florida Power & Light Co. 4.80% 5/15/2033	5,247	5,171
Florida Power & Light Co. 2.875% 12/4/2051	10,633	7,001
Florida Power & Light Co. 5.30% 4/1/2053	7	7
Georgia Power Co. 4.65% 5/16/2028	7,500	7,429
Georgia Power Co. 4.95% 5/17/2033	24,199	23,873
Georgia Power Co. 5.25% 3/15/2034	25,050	25,324
Grupo Energia Bogota SA ESP 7.85% 11/9/2033[4]	2,500	2,770
Jersey Central Power & Light Co. 4.30% 1/15/2026[4]	4,480	4,381
Jersey Central Power & Light Co. 2.75% 3/1/2032[4]	7,574	6,312
Korea East-West Power Co., Ltd. 1.75% 5/6/2025	1,500	1,443
Korea East-West Power Co., Ltd. 3.60% 5/6/2025	1,500	1,472
Korea Electric Power Corp. 4.00% 6/14/2027	3,931	3,808
MidAmerican Energy Co. 3.65% 4/15/2029	2,300	2,189
MidAmerican Energy Co. 5.35% 1/15/2034	350	360
MidAmerican Energy Co. 5.75% 11/1/2035	2,025	2,133
MidAmerican Energy Co. 3.15% 4/15/2050	5,000	3,491
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[4]	6,025	5,798
Minejesa Capital BV 4.625% 8/10/2030	4,775	4,543
Minejesa Capital BV 5.625% 8/10/2037	12,000	10,927
Mississippi Power Co. 4.25% 3/15/2042	14,426	12,301
Monongahela Power Co. 3.55% 5/15/2027[4]	4,800	4,569
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	4,050	4,067
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	13,042	11,946
NextEra Energy Capital Holdings, Inc. 4.625% 7/15/2027	428	422
NextEra Energy Operating Partners, LP 4.25% 7/15/2024[4]	4,715	4,677
NextEra Energy Operating Partners, LP 3.875% 10/15/2026[4]	3,535	3,299
NiSource, Inc. 5.40% 6/30/2033	5,000	5,044
NiSource, Inc. 5.00% 6/15/2052	24	22
Northern States Power Co. 2.25% 4/1/2031	5,287	4,443
Northern States Power Co. 2.90% 3/1/2050	4,731	3,155
Northern States Power Co. 2.60% 6/1/2051	13,915	8,588
Northern States Power Co. 4.50% 6/1/2052	2,789	2,454
Northern States Power Co. 5.10% 5/15/2053	1,506	1,452
NRG Energy, Inc. 3.625% 2/15/2031[4]	5,000	4,320
NRG Energy, Inc. 3.875% 2/15/2032[4]	270	232
NTPC, Ltd. 3.75% 4/3/2024	3,000	3,000
NTPC, Ltd. 4.375% 11/26/2024	3,000	2,971
The Bond Fund of America — Page 39 of 88

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Oncor Electric Delivery Co., LLC 0.55% 10/1/2025	USD716	$671
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032	5,091	4,922
Oncor Electric Delivery Co., LLC 5.65% 11/15/2033	16,950	17,643
Pacific Gas and Electric Co. 3.15% 1/1/2026	104,110	100,146
Pacific Gas and Electric Co. 2.95% 3/1/2026	35,726	34,127
Pacific Gas and Electric Co. 3.30% 3/15/2027	27,070	25,654
Pacific Gas and Electric Co. 2.10% 8/1/2027	54,628	49,208
Pacific Gas and Electric Co. 3.30% 12/1/2027	36,211	33,660
Pacific Gas and Electric Co. 3.00% 6/15/2028	38,072	34,791
Pacific Gas and Electric Co. 3.75% 7/1/2028	23,868	22,371
Pacific Gas and Electric Co. 4.65% 8/1/2028	44,620	43,175
Pacific Gas and Electric Co. 6.10% 1/15/2029	30,352	31,295
Pacific Gas and Electric Co. 4.55% 7/1/2030	148,305	141,050
Pacific Gas and Electric Co. 2.50% 2/1/2031	177,503	147,740
Pacific Gas and Electric Co. 3.25% 6/1/2031	24,523	21,304
Pacific Gas and Electric Co. 4.40% 3/1/2032	4,199	3,879
Pacific Gas and Electric Co. 5.90% 6/15/2032	15,728	16,008
Pacific Gas and Electric Co. 6.15% 1/15/2033	24,972	25,766
Pacific Gas and Electric Co. 6.40% 6/15/2033	86,296	90,966
Pacific Gas and Electric Co. 6.95% 3/15/2034	5,725	6,272
Pacific Gas and Electric Co. 5.80% 5/15/2034	38,807	39,184
Pacific Gas and Electric Co. 3.30% 8/1/2040	26,904	19,775
Pacific Gas and Electric Co. 3.75% 8/15/2042	29,730	22,188
Pacific Gas and Electric Co. 4.95% 7/1/2050	8,401	7,234
Pacific Gas and Electric Co. 3.50% 8/1/2050	46,869	32,065
Pacific Gas and Electric Co. 5.25% 3/1/2052	2,100	1,876
Pacific Gas and Electric Co. 6.75% 1/15/2053	3,725	4,063
Pacific Gas and Electric Co. 6.70% 4/1/2053	10,844	11,751
PacifiCorp 5.10% 2/15/2029	41,071	41,398
PacifiCorp 2.70% 9/15/2030	6,425	5,569
PacifiCorp 5.30% 2/15/2031	11,997	12,040
PacifiCorp 5.45% 2/15/2034	74,776	75,055
PacifiCorp 3.30% 3/15/2051	4,735	3,164
PacifiCorp 2.90% 6/15/2052	16,732	10,271
PacifiCorp 5.35% 12/1/2053	8,708	8,115
PacifiCorp 5.50% 5/15/2054	44,704	43,058
PacifiCorp 5.80% 1/15/2055	61,635	60,839
PECO Energy Co. 2.80% 6/15/2050	10,000	6,553
PG&E Corp. 5.00% 7/1/2028	9,485	9,145
PG&E Corp. 5.25% 7/1/2030	7,450	7,087
Progress Energy, Inc. 7.00% 10/30/2031	8,568	9,492
Public Service Company of Colorado 3.70% 6/15/2028	1,551	1,484
Public Service Company of Colorado 1.90% 1/15/2031	111	91
Public Service Company of Colorado 1.875% 6/15/2031	15,100	12,220
Public Service Company of Colorado 4.10% 6/15/2048	3,671	2,906
Public Service Company of Colorado 3.20% 3/1/2050	5,465	3,724
Public Service Company of Colorado 2.70% 1/15/2051	8,928	5,405
Public Service Company of Colorado 4.50% 6/1/2052	3,463	2,915
Public Service Company of Colorado 5.25% 4/1/2053	3,880	3,687
Public Service Electric and Gas Co. 0.95% 3/15/2026	12,926	11,985
Public Service Electric and Gas Co. 3.65% 9/1/2028	2,978	2,850
Public Service Electric and Gas Co. 3.20% 5/15/2029	5,000	4,648
Public Service Electric and Gas Co. 2.45% 1/15/2030	4,830	4,233
Public Service Electric and Gas Co. 5.20% 3/1/2034	3,750	3,796
The Bond Fund of America — Page 40 of 88

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Electric and Gas Co. 3.20% 8/1/2049	USD2,475	$1,773
Public Service Electric and Gas Co. 3.15% 1/1/2050	15,000	10,704
San Diego Gas & Electric Co. 4.95% 8/15/2028	6,569	6,597
San Diego Gas & Electric Co. 3.32% 4/15/2050	2,025	1,437
Southern California Edison Co. 5.15% 6/1/2029	2,100	2,109
Southern California Edison Co. 1.10% 4/1/2024	19,782	19,782
Southern California Edison Co. 1.20% 2/1/2026	8,133	7,557
Southern California Edison Co. 4.90% 6/1/2026	10,000	9,953
Southern California Edison Co. 4.875% 2/1/2027	10,000	9,974
Southern California Edison Co. 4.70% 6/1/2027	16,275	16,102
Southern California Edison Co. 3.65% 3/1/2028	19,403	18,499
Southern California Edison Co. 5.30% 3/1/2028	2,700	2,731
Southern California Edison Co. 5.65% 10/1/2028	298	307
Southern California Edison Co. 4.20% 3/1/2029	14,524	14,013
Southern California Edison Co. 2.85% 8/1/2029	64,015	57,703
Southern California Edison Co. 2.25% 6/1/2030	13,636	11,602
Southern California Edison Co. 2.50% 6/1/2031	21,923	18,525
Southern California Edison Co. 2.75% 2/1/2032	16,770	14,204
Southern California Edison Co. 5.20% 6/1/2034	43,265	42,851
Southern California Edison Co. 5.75% 4/1/2035	6,666	6,837
Southern California Edison Co. 5.35% 7/15/2035	32,699	32,691
Southern California Edison Co. 5.625% 2/1/2036	5,649	5,721
Southern California Edison Co. 4.50% 9/1/2040	20,350	18,108
Southern California Edison Co. 3.60% 2/1/2045	2,451	1,846
Southern California Edison Co. 4.00% 4/1/2047	54	43
Southern California Edison Co. 3.65% 2/1/2050	15,867	11,771
Southern California Edison Co. 2.95% 2/1/2051	19,979	12,997
Southern California Edison Co. 3.65% 6/1/2051	1,887	1,396
Southern California Edison Co. 3.45% 2/1/2052	18,696	13,232
Southern California Edison Co. 5.75% 4/15/2054	4,200	4,264
Southern California Gas Co. 2.55% 2/1/2030	6,775	5,944
Southwestern Electric Power Co. 1.65% 3/15/2026	12,675	11,828
Southwestern Electric Power Co. 3.25% 11/1/2051	4,750	3,157
Talen Energy Supply, LLC 8.625% 6/1/2030[4]	14,808	15,846
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	4,523	4,160
TNB Global Ventures Capital Bhd 4.851% 11/1/2028	4,000	3,966
Union Electric Co. 2.625% 3/15/2051	132	81
Union Electric Co. 3.90% 4/1/2052	5,303	4,200
Virginia Electric & Power 2.95% 11/15/2026	3,000	2,853
Virginia Electric & Power 2.875% 7/15/2029	1,425	1,294
Virginia Electric & Power 2.30% 11/15/2031	3,000	2,497
Virginia Electric & Power 2.40% 3/30/2032	7,605	6,311
Vistra Operations Co., LLC 3.55% 7/15/2024[4]	8,000	7,943
Vistra Operations Co., LLC 5.00% 7/31/2027[4]	1,000	969
WEC Energy Group, Inc. 4.75% 1/9/2026	5,000	4,956
WEC Energy Group, Inc. 5.60% 9/12/2026	2,800	2,833
WEC Energy Group, Inc. 5.15% 10/1/2027	14,568	14,600
WEC Energy Group, Inc. 2.20% 12/15/2028	5,400	4,777
Wisconsin Power and Light Co. 1.95% 9/16/2031	15,450	12,479
Wisconsin Power and Light Co. 3.95% 9/1/2032	1,276	1,185
Wisconsin Power and Light Co. 3.65% 4/1/2050	2,675	1,993
Xcel Energy, Inc. 3.35% 12/1/2026	3,563	3,386
Xcel Energy, Inc. 1.75% 3/15/2027	5,378	4,845
Xcel Energy, Inc. 4.00% 6/15/2028	2,000	1,907
The Bond Fund of America — Page 41 of 88

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Xcel Energy, Inc. 2.60% 12/1/2029	USD24,612	$21,491
Xcel Energy, Inc. 3.40% 6/1/2030	1,073	960
Xcel Energy, Inc. 2.35% 11/15/2031	30,760	24,844
Xcel Energy, Inc. 4.60% 6/1/2032	1,005	946
Xcel Energy, Inc. 5.45% 8/15/2033	51,324	51,044
Xcel Energy, Inc. 5.50% 3/15/2034	23,325	23,209
		3,295,097
Health care 3.64%
AbbVie, Inc. 2.60% 11/21/2024	30,200	29,662
AbbVie, Inc. 2.95% 11/21/2026	16,395	15,617
AbbVie, Inc. 3.20% 11/21/2029	4,409	4,064
AbbVie, Inc. 4.95% 3/15/2031	4,000	4,031
AbbVie, Inc. 5.05% 3/15/2034	117,699	119,213
AbbVie, Inc. 5.35% 3/15/2044	5,825	5,943
AbbVie, Inc. 5.40% 3/15/2054	111,682	115,044
AbbVie, Inc. 5.50% 3/15/2064	4,150	4,271
Amgen, Inc. 5.15% 3/2/2028	35,867	36,114
Amgen, Inc. 3.00% 2/22/2029	3,098	2,865
Amgen, Inc. 4.05% 8/18/2029	20,000	19,231
Amgen, Inc. 2.45% 2/21/2030	18,829	16,473
Amgen, Inc. 2.30% 2/25/2031	5,000	4,230
Amgen, Inc. 4.20% 3/1/2033	36,903	34,515
Amgen, Inc. 5.25% 3/2/2033	66,328	66,916
Amgen, Inc. 3.375% 2/21/2050	122	89
Amgen, Inc. 4.875% 3/1/2053	6,500	5,923
Amgen, Inc. 5.65% 3/2/2053	34,177	34,850
AstraZeneca Finance, LLC 1.75% 5/28/2028	564	501
AstraZeneca Finance, LLC 4.90% 2/26/2031	42,975	43,138
AstraZeneca Finance, LLC 2.25% 5/28/2031	5,852	4,947
AstraZeneca Finance, LLC 5.00% 2/26/2034	58,964	59,236
AstraZeneca PLC 3.375% 11/16/2025	20,139	19,635
AstraZeneca PLC 0.70% 4/8/2026	6,589	6,062
AstraZeneca PLC 1.375% 8/6/2030	15,138	12,363
AstraZeneca PLC 3.00% 5/28/2051	2,249	1,580
Avantor Funding, Inc. 4.625% 7/15/2028[4]	6,320	5,996
Bausch Health Companies, Inc. 5.50% 11/1/2025[4]	17,750	16,774
Bausch Health Companies, Inc. 4.875% 6/1/2028[4]	8,125	4,442
Baxter International, Inc. 2.272% 12/1/2028	3,250	2,865
Baxter International, Inc. 2.539% 2/1/2032	37,704	31,170
Baxter International, Inc. 3.132% 12/1/2051	2,284	1,498
Bayer US Finance II, LLC 4.375% 12/15/2028[4]	4,250	4,002
Bayer US Finance, LLC 6.375% 11/21/2030[4]	3,173	3,246
Bayer US Finance, LLC 6.50% 11/21/2033[4]	3,852	3,921
Bayer US Finance, LLC 6.875% 11/21/2053[4]	1,105	1,135
Becton, Dickinson and Co. 3.363% 6/6/2024	8,545	8,508
Becton, Dickinson and Co. 4.874% 2/8/2029	31,000	30,829
Becton, Dickinson and Co. 4.298% 8/22/2032	327	311
Becton, Dickinson and Co. 5.11% 2/8/2034	10,000	9,928
Boston Scientific Corp. 2.65% 6/1/2030	22,137	19,507
Boston Scientific Corp. 4.70% 3/1/2049	340	315
Bristol-Myers Squibb Co. 2.90% 7/26/2024	9,095	9,020
Bristol-Myers Squibb Co. 3.20% 6/15/2026	7,768	7,491
Bristol-Myers Squibb Co. 4.90% 2/22/2029	15,000	15,074
The Bond Fund of America — Page 42 of 88

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Bristol-Myers Squibb Co. 3.40% 7/26/2029	USD2,197	$2,064
Bristol-Myers Squibb Co. 5.10% 2/22/2031	11,800	11,920
Bristol-Myers Squibb Co. 2.95% 3/15/2032	20,158	17,613
Bristol-Myers Squibb Co. 5.20% 2/22/2034	98,065	99,621
Bristol-Myers Squibb Co. 5.50% 2/22/2044	2,425	2,483
Bristol-Myers Squibb Co. 2.55% 11/13/2050	15,075	9,287
Bristol-Myers Squibb Co. 3.70% 3/15/2052	15,681	12,052
Bristol-Myers Squibb Co. 6.25% 11/15/2053	12,623	14,229
Bristol-Myers Squibb Co. 5.55% 2/22/2054	60,279	62,043
Bristol-Myers Squibb Co. 5.65% 2/22/2064	22,900	23,580
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[4]	10,000	9,533
Cencora, Inc. 2.70% 3/15/2031	17,987	15,442
Centene Corp. 4.25% 12/15/2027	58,085	55,426
Centene Corp. 2.45% 7/15/2028	82,808	73,516
Centene Corp. 4.625% 12/15/2029	42,335	40,222
Centene Corp. 3.375% 2/15/2030	45,137	39,972
Centene Corp. 3.00% 10/15/2030	23,055	19,788
Centene Corp. 2.50% 3/1/2031	79,784	65,693
Centene Corp. 2.625% 8/1/2031	20,135	16,543
Charles River Laboratories International, Inc. 3.75% 3/15/2029[4]	4,335	3,961
CHS / Community Health Systems, Inc. 4.75% 2/15/2031[4]	6,000	4,636
Cigna Group (The) 5.125% 5/15/2031	15,500	15,521
Cigna Group (The) 5.25% 2/15/2034	27,700	27,671
CVS Health Corp. 1.30% 8/21/2027	10,000	8,866
CVS Health Corp. 3.25% 8/15/2029	10,362	9,509
CVS Health Corp. 5.125% 2/21/2030	7,000	7,024
CVS Health Corp. 1.75% 8/21/2030	5,660	4,652
CVS Health Corp. 5.25% 1/30/2031	7,000	7,056
CVS Health Corp. 1.875% 2/28/2031	13,185	10,751
CVS Health Corp. 5.25% 2/21/2033	14,789	14,799
CVS Health Corp. 5.30% 6/1/2033	17,469	17,517
CVS Health Corp. 5.05% 3/25/2048	1,707	1,551
CVS Health Corp. 4.25% 4/1/2050	8,451	6,855
CVS Health Corp. 5.875% 6/1/2053	34,944	35,574
CVS Health Corp. 6.00% 6/1/2063	9,811	10,137
Elevance Health, Inc. 3.50% 8/15/2024	9,349	9,275
Elevance Health, Inc. 2.375% 1/15/2025	1,534	1,497
Elevance Health, Inc. 4.10% 5/15/2032	16,162	15,139
Elevance Health, Inc. 4.75% 2/15/2033	3,628	3,542
Elevance Health, Inc. 4.55% 5/15/2052	4,934	4,342
Elevance Health, Inc. 5.125% 2/15/2053	1,384	1,327
Eli Lilly and Co. 4.70% 2/27/2033	9,641	9,621
Eli Lilly and Co. 4.875% 2/27/2053	15,000	14,659
EMD Finance, LLC 3.25% 3/19/2025[4]	16,185	15,841
Fortrea Holdings, Inc. 7.50% 7/1/2030[4]	2,825	2,920
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.08% 7/1/2030[3,10]	2,700	2,711
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	33,699	34,328
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	1,022	1,064
GE HealthCare Technologies, Inc. 5.905% 11/22/2032	27,792	29,196
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	1,482	1,674
Gilead Sciences, Inc. 5.25% 10/15/2033	63,956	65,303
Gilead Sciences, Inc. 2.80% 10/1/2050	65	43
Gilead Sciences, Inc. 5.55% 10/15/2053	38,401	39,777
The Bond Fund of America — Page 43 of 88

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
GlaxoSmithKline Capital, Inc. 3.625% 5/15/2025	USD11,425	$11,246
HCA, Inc. 5.875% 2/15/2026	4,700	4,722
HCA, Inc. 5.20% 6/1/2028	30,000	30,098
HCA, Inc. 5.875% 2/1/2029	7,130	7,292
HCA, Inc. 3.375% 3/15/2029	401	368
HCA, Inc. 4.125% 6/15/2029	2,825	2,676
HCA, Inc. 3.50% 9/1/2030	5,225	4,727
HCA, Inc. 2.375% 7/15/2031	2,704	2,225
HCA, Inc. 3.625% 3/15/2032	13,278	11,759
HCA, Inc. 5.25% 6/15/2049	8,300	7,582
HCA, Inc. 4.625% 3/15/2052	323	270
Humana, Inc. 3.70% 3/23/2029	9,140	8,604
Humana, Inc. 5.375% 4/15/2031	15,554	15,567
Humana, Inc. 5.75% 4/15/2054	7,139	7,191
IQVIA, Inc. 5.00% 10/15/2026[4]	5,750	5,631
Kaiser Foundation Hospitals 2.81% 6/1/2041	701	518
Medline Borrower, LP 6.25% 4/1/2029[4]	5,194	5,224
Merck & Co., Inc. 2.75% 2/10/2025	20,000	19,590
Merck & Co., Inc. 1.70% 6/10/2027	18,478	16,846
Merck & Co., Inc. 1.45% 6/24/2030	465	383
Merck & Co., Inc. 2.75% 12/10/2051	10,000	6,544
Molina Healthcare, Inc. 4.375% 6/15/2028[4]	2,125	1,999
Molina Healthcare, Inc. 3.875% 11/15/2030[4]	2,665	2,372
Molina Healthcare, Inc. 3.875% 5/15/2032[4]	15,500	13,508
Novartis Capital Corp. 1.75% 2/14/2025	103	100
Novartis Capital Corp. 2.20% 8/14/2030	9,078	7,881
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,890	1,864
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	88,586	87,266
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	45,035	44,808
Pfizer, Inc. 1.70% 5/28/2030	690	580
Roche Holdings, Inc. 1.93% 12/13/2028[4]	3,114	2,750
Roche Holdings, Inc. 4.909% 3/8/2031[4]	4,000	4,019
Roche Holdings, Inc. 2.076% 12/13/2031[4]	15,783	13,008
Roche Holdings, Inc. 5.593% 11/13/2033[4]	18,074	18,971
Roche Holdings, Inc. 5.218% 3/8/2054[4]	3,118	3,165
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	23,317	22,308
Solventum Corp. 5.60% 3/23/2034[4]	11,750	11,794
Summa Health 3.511% 11/15/2051	187	140
Takeda Pharmaceutical Co., Ltd. 5.00% 11/26/2028	7,500	7,514
Tenet Healthcare Corp. 5.125% 11/1/2027	4,565	4,469
Tenet Healthcare Corp. 6.125% 6/15/2030	4,000	3,996
Tenet Healthcare Corp. 6.75% 5/15/2031[4]	10,000	10,195
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036	11,690	11,382
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	74,546	74,538
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	147,495	138,010
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	58,320	56,531
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	168,379	172,609
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	20,815	20,023
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	173,286	119,572
Thermo Fisher Scientific, Inc. 4.80% 11/21/2027	7,000	7,008
Thermo Fisher Scientific, Inc. 5.20% 1/31/2034	10,376	10,586
UnitedHealth Group, Inc. 2.375% 8/15/2024	7,903	7,814
UnitedHealth Group, Inc. 3.75% 7/15/2025	3,900	3,836
UnitedHealth Group, Inc. 3.70% 12/15/2025	15,430	15,107
The Bond Fund of America — Page 44 of 88

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 2.875% 8/15/2029	USD1,172	$1,070
UnitedHealth Group, Inc. 2.00% 5/15/2030	13,538	11,511
UnitedHealth Group, Inc. 4.20% 5/15/2032	6,293	5,983
UnitedHealth Group, Inc. 5.35% 2/15/2033	5,984	6,158
UnitedHealth Group, Inc. 3.05% 5/15/2041	7,293	5,525
UnitedHealth Group, Inc. 4.25% 6/15/2048	3,314	2,865
UnitedHealth Group, Inc. 4.45% 12/15/2048	2,015	1,795
UnitedHealth Group, Inc. 3.70% 8/15/2049	3,098	2,432
UnitedHealth Group, Inc. 2.90% 5/15/2050	9,116	6,183
UnitedHealth Group, Inc. 3.25% 5/15/2051	5,408	3,892
UnitedHealth Group, Inc. 4.75% 5/15/2052	4,538	4,212
UnitedHealth Group, Inc. 5.375% 4/15/2054	14,000	14,249
Zoetis, Inc. 5.60% 11/16/2032	12,980	13,479
		3,020,051
Consumer discretionary 2.63%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	5,000	4,157
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	6,206	4,360
Allied Universal Holdco, LLC 4.625% 6/1/2028[4]	2,105	1,925
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[4]	2,471	2,545
Amazon.com, Inc. 1.65% 5/12/2028	25,000	22,332
Amazon.com, Inc. 3.45% 4/13/2029	3,434	3,280
Amazon.com, Inc. 1.50% 6/3/2030	6,278	5,243
Amazon.com, Inc. 2.10% 5/12/2031	25,000	21,210
Amazon.com, Inc. 2.875% 5/12/2041	500	381
American Honda Finance Corp. 1.20% 7/8/2025	10,182	9,675
American Honda Finance Corp. 4.90% 3/13/2029	3,600	3,591
Atlas LuxCo 4 SARL 4.625% 6/1/2028[4]	1,610	1,465
Bath & Body Works, Inc. 6.875% 11/1/2035	4,500	4,605
Bath & Body Works, Inc. 6.75% 7/1/2036	4,800	4,852
BMW US Capital, LLC 3.90% 4/9/2025[4]	21,240	20,945
BMW US Capital, LLC 2.55% 4/1/2031[4]	14,011	12,093
BMW US Capital, LLC 3.70% 4/1/2032[4]	6,842	6,272
Caesars Entertainment, Inc. 6.50% 2/15/2032[4]	5,385	5,436
Carnival Corp. 4.00% 8/1/2028[4]	1,000	932
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[4]	18,450	17,953
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[4]	10,500	9,657
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[4]	5,837	5,822
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]	7,170	6,879
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[4]	3,772	3,780
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[4]	5,895	5,982
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[4]	13,627	12,141
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[4]	35,545	29,511
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[4]	1,806	1,816
Falabella SA 3.75% 10/30/2027[4]	8,295	7,588
Ford Motor Co. 3.25% 2/12/2032	6,305	5,248
Ford Motor Co. 6.10% 8/19/2032	3,695	3,747
Ford Motor Co. 4.75% 1/15/2043	4,692	3,901
Ford Motor Co. 5.291% 12/8/2046	601	535
Ford Motor Credit Co., LLC 3.664% 9/8/2024	5,756	5,698
Ford Motor Credit Co., LLC 2.30% 2/10/2025	33,110	32,118
Ford Motor Credit Co., LLC 5.125% 6/16/2025	1,000	991
Ford Motor Credit Co., LLC 4.134% 8/4/2025	400	391
Ford Motor Credit Co., LLC 3.375% 11/13/2025	1,565	1,506
The Bond Fund of America — Page 45 of 88

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 6.95% 3/6/2026	USD8,381	$8,544
Ford Motor Credit Co., LLC 6.95% 6/10/2026	5,920	6,050
Ford Motor Credit Co., LLC 4.542% 8/1/2026	18,000	17,480
Ford Motor Credit Co., LLC 2.70% 8/10/2026	67,985	63,394
Ford Motor Credit Co., LLC 4.271% 1/9/2027	42,685	41,082
Ford Motor Credit Co., LLC 5.80% 3/5/2027	23,000	23,095
Ford Motor Credit Co., LLC 4.95% 5/28/2027	23,710	23,145
Ford Motor Credit Co., LLC 4.125% 8/17/2027	24,460	23,224
Ford Motor Credit Co., LLC 3.815% 11/2/2027	7,305	6,847
Ford Motor Credit Co., LLC 7.35% 11/4/2027	101,876	106,895
Ford Motor Credit Co., LLC 2.90% 2/16/2028	14,880	13,459
Ford Motor Credit Co., LLC 6.80% 5/12/2028	22,310	23,190
Ford Motor Credit Co., LLC 6.798% 11/7/2028	11,114	11,607
Ford Motor Credit Co., LLC 2.90% 2/10/2029	66,400	58,584
Ford Motor Credit Co., LLC 5.80% 3/8/2029	39,424	39,599
Ford Motor Credit Co., LLC 5.113% 5/3/2029	86,886	84,402
Ford Motor Credit Co., LLC 7.35% 3/6/2030	76,140	81,226
Ford Motor Credit Co., LLC 7.20% 6/10/2030	11,305	12,006
Ford Motor Credit Co., LLC 4.00% 11/13/2030	4,468	3,993
Ford Motor Credit Co., LLC 6.05% 3/5/2031	29,053	29,278
Ford Motor Credit Co., LLC 3.625% 6/17/2031	34,797	30,105
Ford Motor Credit Co., LLC 7.122% 11/7/2033	21,615	23,272
General Motors Co. 6.80% 10/1/2027	17,934	18,787
General Motors Co. 5.40% 10/15/2029	7,804	7,827
General Motors Financial Co., Inc. 1.25% 1/8/2026	6,450	6,005
General Motors Financial Co., Inc. 1.50% 6/10/2026	57,097	52,539
General Motors Financial Co., Inc. 4.00% 10/6/2026	7,285	7,066
General Motors Financial Co., Inc. 2.35% 2/26/2027	41,494	38,325
General Motors Financial Co., Inc. 2.70% 8/20/2027	37,175	34,278
General Motors Financial Co., Inc. 5.80% 1/7/2029	11,664	11,874
General Motors Financial Co., Inc. 4.30% 4/6/2029	7,841	7,498
General Motors Financial Co., Inc. 3.60% 6/21/2030	1,735	1,567
General Motors Financial Co., Inc. 2.35% 1/8/2031	23,347	19,293
General Motors Financial Co., Inc. 2.70% 6/10/2031	19,905	16,601
General Motors Financial Co., Inc. 6.40% 1/9/2033	1,254	1,315
GOHL Capital, Ltd. 4.25% 1/24/2027	15,000	14,430
Grand Canyon University 4.125% 10/1/2024	25,000	24,361
Hanesbrands, Inc. 9.00% 2/15/2031[4]	3,681	3,785
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[4]	13,960	12,491
Hilton Domestic Operating Co., Inc. 3.625% 2/15/2032[4]	11,040	9,516
Home Depot, Inc. 2.95% 6/15/2029	12,320	11,333
Home Depot, Inc. 2.70% 4/15/2030	25,000	22,280
Home Depot, Inc. 1.375% 3/15/2031	7,260	5,808
Home Depot, Inc. 2.375% 3/15/2051	7,293	4,342
Hyundai Capital America 2.65% 2/10/2025[4]	15,928	15,530
Hyundai Capital America 5.875% 4/7/2025[4]	10,000	10,022
Hyundai Capital America 1.80% 10/15/2025[4]	53,247	50,350
Hyundai Capital America 6.25% 11/3/2025[4]	6,000	6,064
Hyundai Capital America 1.30% 1/8/2026[4]	17,000	15,810
Hyundai Capital America 5.50% 3/30/2026[4]	5,000	5,010
Hyundai Capital America 1.50% 6/15/2026[4]	33,915	31,208
Hyundai Capital America 1.65% 9/17/2026[4]	36,910	33,771
Hyundai Capital America 3.00% 2/10/2027[4]	19,717	18,523
Hyundai Capital America 5.30% 3/19/2027[4]	14,986	14,993
The Bond Fund of America — Page 46 of 88

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 2.375% 10/15/2027[4]	USD14,154	$12,838
Hyundai Capital America 5.60% 3/30/2028[4]	9,800	9,916
Hyundai Capital America 2.00% 6/15/2028[4]	13,912	12,221
Hyundai Capital America 2.10% 9/15/2028[4]	14,290	12,536
Hyundai Capital America 6.10% 9/21/2028[4]	19,000	19,584
Hyundai Capital America 5.30% 1/8/2029[4]	7,575	7,588
Hyundai Capital America 6.50% 1/16/2029[4]	22,832	23,965
Hyundai Capital America 6.20% 9/21/2030[4]	1,000	1,044
Hyundai Capital Services, Inc. 2.125% 4/24/2025[4]	5,225	5,036
Hyundai Capital Services, Inc. 1.25% 2/8/2026[4]	6,570	6,081
International Game Technology PLC 6.50% 2/15/2025[4]	1,160	1,165
International Game Technology PLC 4.125% 4/15/2026[4]	7,115	6,902
International Game Technology PLC 6.25% 1/15/2027[4]	3,500	3,528
International Game Technology PLC 5.25% 1/15/2029[4]	6,940	6,711
KB Home 6.875% 6/15/2027	5,000	5,172
KIA Corp. 1.00% 4/16/2024	5,000	4,991
Lennar Corp. 4.50% 4/30/2024	3,015	3,012
M.D.C. Holdings, Inc. 6.00% 1/15/2043	7,475	7,603
Marriott International, Inc. 5.75% 5/1/2025	208	208
Marriott International, Inc. 5.00% 10/15/2027	20,000	19,947
Marriott International, Inc. 4.90% 4/15/2029	4,024	3,994
Marriott International, Inc. 2.85% 4/15/2031	2,120	1,829
Marriott International, Inc. 2.75% 10/15/2033	25,167	20,470
McDonald’s Corp. 2.125% 3/1/2030	5,793	4,989
McDonald’s Corp. 4.60% 9/9/2032	2,549	2,510
McDonald’s Corp. 4.95% 8/14/2033	6,293	6,305
McDonald’s Corp. 4.45% 9/1/2048	242	212
McDonald’s Corp. 3.625% 9/1/2049	6,857	5,212
McDonald’s Corp. 4.20% 4/1/2050	708	592
McDonald’s Corp. 5.15% 9/9/2052	3,265	3,163
McDonald’s Corp. 5.45% 8/14/2053	2,473	2,512
Meituan 3.05% 10/28/2030	15,000	12,852
Mercedes-Benz Finance North America, LLC 2.70% 6/14/2024[4]	7,500	7,454
MGM Resorts International 6.75% 5/1/2025	3,000	3,000
Morongo Band of Mission Indians (The) 7.00% 10/1/2039[4]	11,225	11,877
NIKE, Inc. 2.40% 3/27/2025	8,656	8,428
NIKE, Inc. 3.25% 3/27/2040	5,469	4,408
Nissan Motor Acceptance Co., LLC 6.95% 9/15/2026[4]	4,190	4,306
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026[4]	4,874	4,412
Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028[4]	11,315	10,056
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028[4]	15,000	12,947
Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028[4]	20,950	21,914
President and Fellows of Harvard College 2.517% 10/15/2050	5,500	3,633
QVC, Inc. 4.45% 2/15/2025	1,500	1,455
Sands China, Ltd. 5.125% 8/8/2025	13,000	12,833
Sands China, Ltd. 4.05% 1/8/2026	8,000	7,711
Sands China, Ltd. 2.30% 3/8/2027	6,000	5,438
Sands China, Ltd. 5.40% 8/8/2028	56,750	55,691
Sands China, Ltd. 4.625% 6/18/2030	7,000	6,425
Sands China, Ltd. 3.25% 8/8/2031	9,000	7,542
St Engineering Rhq, Ltd. 1.50% 4/29/2025	5,000	4,791
Stellantis Finance US, Inc. 5.625% 1/12/2028[4]	41,318	42,487
Stellantis Finance US, Inc. 2.691% 9/15/2031[4]	28,614	24,084
Stellantis Finance US, Inc. 6.375% 9/12/2032[4]	39,251	42,296
The Bond Fund of America — Page 47 of 88

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Taylor Morrison Communities, Inc. 5.75% 1/15/2028[4]	USD3,500	$3,478
Toyota Motor Credit Corp. 1.90% 1/13/2027	2,568	2,372
Toyota Motor Credit Corp. 1.90% 4/6/2028	3,802	3,416
Toyota Motor Credit Corp. 3.375% 4/1/2030	8,330	7,699
Toyota Motor Credit Corp. 4.55% 5/17/2030	6,800	6,695
Toyota Motor Credit Corp. 5.55% 11/20/2030	5,000	5,175
Travel + Leisure Co. 6.625% 7/31/2026[4]	4,000	4,035
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[4]	37,465	39,824
Wynn Resorts Finance, LLC 5.125% 10/1/2029[4]	2,500	2,371
ZF North America Capital, Inc. 7.125% 4/14/2030[4]	9,500	10,019
		2,176,602
Energy 2.02%
Antero Resources Corp. 5.375% 3/1/2030[4]	5,735	5,513
Apache Corp. 4.25% 1/15/2030	9,050	8,387
Apache Corp. 6.00% 1/15/2037	6,135	6,106
Apache Corp. 5.10% 9/1/2040	4,860	4,174
Apache Corp. 4.75% 4/15/2043	15,000	11,837
Baker Hughes Holdings, LLC 2.061% 12/15/2026	397	367
Baytex Energy Corp. 7.375% 3/15/2032[4]	3,610	3,649
Bharat Petroleum Corp., Ltd. 4.00% 5/8/2025	5,599	5,507
BP Capital Markets America, Inc. 2.721% 1/12/2032	17,670	15,231
BP Capital Markets America, Inc. 4.893% 9/11/2033	22,005	21,862
BP Capital Markets America, Inc. 2.772% 11/10/2050	451	292
BP Capital Markets America, Inc. 3.001% 3/17/2052	5,000	3,390
Canadian Natural Resources, Ltd. 3.80% 4/15/2024	10,500	10,492
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	8,484	8,185
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	206	182
Cenovus Energy, Inc. 5.375% 7/15/2025	32,721	32,587
Cenovus Energy, Inc. 4.25% 4/15/2027	43,338	42,203
Cenovus Energy, Inc. 5.25% 6/15/2037	822	787
Cenovus Energy, Inc. 5.40% 6/15/2047	12,727	12,036
Cheniere Corpus Christi Holdings, LLC 3.70% 11/15/2029	3,388	3,153
Cheniere Energy Partners, LP 4.50% 10/1/2029	5,050	4,811
Cheniere Energy, Inc. 4.625% 10/15/2028	8,875	8,608
Chesapeake Energy Corp. 5.50% 2/1/2026[4]	1,405	1,397
Chesapeake Energy Corp. 5.875% 2/1/2029[4]	1,210	1,201
Chevron Corp. 1.995% 5/11/2027	22,156	20,491
Chevron Corp. 2.236% 5/11/2030	10,583	9,262
Chevron Corp. 3.078% 5/11/2050	3,419	2,458
Chevron USA, Inc. 1.018% 8/12/2027	4,385	3,896
Civitas Resources, Inc. 8.625% 11/1/2030[4]	4,665	5,012
Civitas Resources, Inc. 8.75% 7/1/2031[4]	10,300	11,035
CNX Resources Corp. 6.00% 1/15/2029[4]	1,608	1,576
CNX Resources Corp. 7.375% 1/15/2031[4]	1,437	1,465
CNX Resources Corp. 7.25% 3/1/2032[4]	2,935	2,986
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[4]	8,155	8,843
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[4]	8,611	8,838
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043[4]	3,869	4,155
ConocoPhillips Co. 3.80% 3/15/2052	22,105	17,282
ConocoPhillips Co. 5.30% 5/15/2053	31,790	31,590
ConocoPhillips Co. 5.55% 3/15/2054	12,115	12,495
Crescent Energy Finance, LLC 9.25% 2/15/2028[4]	7,724	8,162
Crescent Energy Finance, LLC 7.625% 4/1/2032[4]	2,725	2,748
The Bond Fund of America — Page 48 of 88

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Devon Energy Corp. 5.25% 9/15/2024	USD638	$637
Devon Energy Corp. 5.25% 10/15/2027	1,624	1,626
Devon Energy Corp. 5.875% 6/15/2028	1,347	1,354
Devon Energy Corp. 4.50% 1/15/2030	1,947	1,878
DT Midstream, Inc. 4.125% 6/15/2029[4]	5,685	5,232
DT Midstream, Inc. 4.375% 6/15/2031[4]	745	675
Ecopetrol SA 8.625% 1/19/2029	2,000	2,121
Ecopetrol SA 4.625% 11/2/2031	1,870	1,557
Ecopetrol SA 8.875% 1/13/2033	131,045	138,692
Ecopetrol SA 8.375% 1/19/2036	1,305	1,318
Enbridge, Inc. 6.20% 11/15/2030	12,000	12,720
Enbridge, Inc. 6.70% 11/15/2053	20,897	23,638
Energy Transfer, LP 4.50% 4/15/2024	2,975	2,973
Energy Transfer, LP 6.40% 12/1/2030	3,440	3,634
Energy Transfer, LP 6.55% 12/1/2033	5,829	6,261
Energy Transfer, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[6,8]	2,229	2,090
EQM Midstream Partners, LP 7.50% 6/1/2027[4]	2,168	2,225
EQM Midstream Partners, LP 5.50% 7/15/2028	8,300	8,192
EQM Midstream Partners, LP 4.50% 1/15/2029[4]	5,120	4,805
EQM Midstream Partners, LP 6.50% 7/15/2048	6,000	6,022
EQT Corp. 6.125% 2/1/2025[6]	3,216	3,222
EQT Corp. 3.90% 10/1/2027	11,000	10,464
EQT Corp. 5.00% 1/15/2029	1,175	1,152
EQT Corp. 7.25% 2/1/2030[6]	15,000	15,948
Equinor ASA 3.625% 9/10/2028	8,379	8,069
Equinor ASA 3.125% 4/6/2030	22,503	20,675
Equinor ASA 3.25% 11/18/2049	5,687	4,147
Exxon Mobil Corp. 2.61% 10/15/2030	27,900	24,736
Exxon Mobil Corp. 4.227% 3/19/2040	2,000	1,823
Exxon Mobil Corp. 3.452% 4/15/2051	21,808	16,535
Harvest Midstream I, LP 7.50% 9/1/2028[4]	1,988	2,017
Hilcorp Energy I, LP 5.75% 2/1/2029[4]	2,125	2,072
Hilcorp Energy I, LP 6.25% 4/15/2032[4]	9,000	8,883
Kinder Morgan, Inc. 5.00% 2/1/2029	27,692	27,595
Kinder Morgan, Inc. 5.20% 6/1/2033	900	887
Kinder Morgan, Inc. 5.40% 2/1/2034	32,030	31,914
Marathon Oil Corp. 4.40% 7/15/2027	5,755	5,595
Matador Resources Co. 6.875% 4/15/2028[4]	4,950	5,068
Modec Finance BV 7.84% 7/15/2026[7,11]	5,000	5,027
Murphy Oil Corp. 6.375% 7/15/2028	5,116	5,154
Murphy Oil Corp. 5.875% 12/1/2042[6]	1,395	1,253
Murphy Oil USA, Inc. 3.75% 2/15/2031[4]	10,160	8,882
MV24 Capital BV 6.748% 6/1/2034[4]	1,601	1,507
New Fortress Energy, Inc. 6.75% 9/15/2025[4]	2,595	2,580
New Fortress Energy, Inc. 6.50% 9/30/2026[4]	6,595	6,354
New Fortress Energy, Inc. 8.75% 3/15/2029[4]	4,425	4,412
NGL Energy Operating, LLC 8.375% 2/15/2032[4]	8,200	8,411
Noble Finance II, LLC 8.00% 4/15/2030[4]	800	834
Occidental Petroleum Corp. 8.875% 7/15/2030	34,500	40,111
Occidental Petroleum Corp. 6.45% 9/15/2036	5,000	5,335
Occidental Petroleum Corp. 4.20% 3/15/2048	4,250	3,287
Oil & Natural Gas Corp., Ltd. 3.375% 12/5/2029	5,000	4,541
Oleoducto Central SA 4.00% 7/14/2027	8,569	8,013
The Bond Fund of America — Page 49 of 88

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Oleoducto Central SA 4.00% 7/14/2027[4]	USD4,960	$4,638
ONEOK, Inc. 5.85% 1/15/2026	432	436
ONEOK, Inc. 5.55% 11/1/2026	1,977	1,996
ONEOK, Inc. 5.65% 11/1/2028	11,023	11,274
ONEOK, Inc. 5.80% 11/1/2030	2,104	2,169
ONEOK, Inc. 6.05% 9/1/2033	17,192	17,939
ONEOK, Inc. 6.625% 9/1/2053	10,282	11,340
ONGC Videsh, Ltd. 4.625% 7/15/2024	401	399
Permian Resources Operating, LLC 9.875% 7/15/2031[4]	5,600	6,244
Permian Resources Operating, LLC 7.00% 1/15/2032[4]	3,460	3,592
Petroleos Mexicanos 4.25% 1/15/2025	240	235
Petroleos Mexicanos 6.875% 10/16/2025	69,634	68,821
Petroleos Mexicanos 4.50% 1/23/2026	2,000	1,876
Petroleos Mexicanos 6.875% 8/4/2026	114,526	111,237
Petroleos Mexicanos 6.49% 1/23/2027	51,803	48,899
Petroleos Mexicanos 6.50% 3/13/2027	90,773	85,564
Petroleos Mexicanos 6.50% 1/23/2029	1,833	1,639
Petroleos Mexicanos 8.75% 6/2/2029	38,270	37,346
Petroleos Mexicanos 5.95% 1/28/2031	12,702	10,195
Petroleos Mexicanos 6.70% 2/16/2032	49,205	40,952
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027[4]	7,780	7,161
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	3,500	3,111
Qatar Energy 1.375% 9/12/2026[4]	18,535	17,012
Qatar Energy 2.25% 7/12/2031[4]	41,974	35,246
Qatar Energy 3.125% 7/12/2041[4]	6,631	4,961
Qatar Energy 3.30% 7/12/2051[4]	3,725	2,638
Raizen Fuels Finance SA 6.45% 3/5/2034[4]	1,325	1,360
Raizen Fuels Finance SA 6.95% 3/5/2054[4]	1,050	1,082
Reliance Industries, Ltd. 4.125% 1/28/2025	3,000	2,962
Reliance Industries, Ltd. 3.667% 11/30/2027	3,000	2,845
Reliance Industries, Ltd. 2.875% 1/12/2032	3,000	2,551
Reliance Industries, Ltd. 4.875% 2/10/2045	3,000	2,741
Reliance Industries, Ltd. 3.625% 1/12/2052	2,000	1,446
Reliance Industries, Ltd. 3.75% 1/12/2062	1,500	1,072
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024	729	729
Seadrill Finance, Ltd. 8.375% 8/1/2030[4]	1,500	1,575
Shell International Finance BV 2.00% 11/7/2024	3,250	3,186
Shell International Finance BV 3.875% 11/13/2028	6,720	6,517
Shell International Finance BV 2.375% 11/7/2029	9,441	8,403
Shell International Finance BV 2.75% 4/6/2030	17,667	15,895
Shell International Finance BV 3.25% 4/6/2050	580	422
Shell International Finance BV 3.00% 11/26/2051	6,662	4,555
Southwestern Energy Co. 5.70% 1/23/2025[6]	880	877
Southwestern Energy Co. 8.375% 9/15/2028	1,300	1,352
Southwestern Energy Co. 4.75% 2/1/2032	12,000	11,056
Sunoco, LP 6.00% 4/15/2027	4,210	4,196
Sunoco, LP 7.00% 9/15/2028[4]	6,715	6,867
Sunoco, LP 4.50% 5/15/2029	5,215	4,852
Tallgrass Energy Partners, LP 7.50% 10/1/2025[4]	1,370	1,380
Targa Resources Partners, LP 6.875% 1/15/2029	6,000	6,177
Targa Resources Partners, LP 5.50% 3/1/2030	8,660	8,625
Targa Resources Partners, LP 4.875% 2/1/2031	2,190	2,098
Thaioil Treasury Center Co., Ltd. 4.625% 11/20/2028	4,252	4,122
Thaioil Treasury Center Co., Ltd. 5.375% 11/20/2048	2,000	1,847
The Bond Fund of America — Page 50 of 88

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	USD6,000	$4,079
Thaioil Treasury Center Co., Ltd. 3.75% 6/18/2050	10,748	7,752
TotalEnergies Capital International SA 3.455% 2/19/2029	4,700	4,455
TotalEnergies Capital International SA 2.829% 1/10/2030	10,340	9,345
TotalEnergies Capital International SA 3.461% 7/12/2049	2,600	1,962
TotalEnergies Capital International SA 3.127% 5/29/2050	5,487	3,911
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	16,811	15,882
Transportadora de Gas del Perú SA 4.25% 4/30/2028[4]	2,535	2,467
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[4]	22,500	19,133
Western Midstream Operating, LP 3.10% 2/1/2025[6]	8,964	8,776
Western Midstream Operating, LP 4.05% 2/1/2030[6]	2,202	2,056
Western Midstream Operating, LP 5.30% 3/1/2048	2,000	1,756
Western Midstream Operating, LP 5.25% 2/1/2050[6]	8,879	7,948
Williams Companies, Inc. 4.90% 3/15/2029	20,000	19,877
Williams Companies, Inc. 5.15% 3/15/2034	27,149	26,917
		1,672,430
Industrials 1.86%
Adani Ports & Special Economic Zone, Ltd. 3.375% 7/24/2024	3,000	2,971
Adani Ports & Special Economic Zone, Ltd. 4.00% 7/30/2027	3,000	2,756
Adani Ports & Special Economic Zone, Ltd. 4.375% 7/3/2029	2,000	1,785
ADT Security Corp. 4.125% 8/1/2029[4]	3,000	2,751
ADT Security Corp. 4.875% 7/15/2032[4]	3,000	2,718
Air Lease Corp. 0.80% 8/18/2024	17,900	17,561
Air Lease Corp. 2.875% 1/15/2026	25,208	24,120
Air Lease Corp. 2.20% 1/15/2027	21,674	19,942
Air Lease Corp. 3.70% 4/15/2030	EUR21,000	22,588
Allison Transmission, Inc. 3.75% 1/30/2031[4]	USD4,000	3,494
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[4]	36,469	36,261
Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[4]	3,500	3,382
BAE Systems PLC 5.00% 3/26/2027[4]	9,000	8,984
BAE Systems PLC 5.125% 3/26/2029[4]	16,904	16,971
BAE Systems PLC 5.25% 3/26/2031[4]	16,189	16,270
BAE Systems PLC 5.30% 3/26/2034[4]	3,992	4,014
BAE Systems PLC 5.50% 3/26/2054[4]	671	678
Boeing Co. 4.875% 5/1/2025	18,284	18,084
Boeing Co. 2.75% 2/1/2026	105,826	100,375
Boeing Co. 2.196% 2/4/2026	47,211	44,219
Boeing Co. 2.70% 2/1/2027	11,304	10,417
Boeing Co. 5.04% 5/1/2027	50,423	49,493
Boeing Co. 3.25% 2/1/2028	99,929	91,981
Boeing Co. 3.25% 3/1/2028	10,176	9,335
Boeing Co. 5.15% 5/1/2030	72,183	69,873
Boeing Co. 3.625% 2/1/2031	6,066	5,343
Boeing Co. 3.60% 5/1/2034	6,790	5,630
Boeing Co. 5.705% 5/1/2040	8,150	7,807
Boeing Co. 3.90% 5/1/2049	1,000	713
Boeing Co. 3.75% 2/1/2050	537	374
Boeing Co. 5.805% 5/1/2050	10,234	9,692
Boeing Co. 5.93% 5/1/2060	8,500	7,977
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	7,293	5,038
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	31,084	22,380
BWX Technologies, Inc. 4.125% 6/30/2028[4]	1,675	1,563
Canadian National Railway Co. 5.85% 11/1/2033	3,375	3,611
The Bond Fund of America — Page 51 of 88

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Canadian National Railway Co. 6.125% 11/1/2053	USD989	$1,135
Canadian Pacific Railway Co. 1.75% 12/2/2026	5,709	5,245
Canadian Pacific Railway Co. 3.10% 12/2/2051	39,192	27,075
Carrier Global Corp. 2.242% 2/15/2025	1,029	998
Carrier Global Corp. 5.80% 11/30/2025	4,750	4,783
Carrier Global Corp. 2.493% 2/15/2027	1,332	1,242
Carrier Global Corp. 2.722% 2/15/2030	16,965	15,009
Carrier Global Corp. 2.70% 2/15/2031	1,198	1,032
Carrier Global Corp. 5.90% 3/15/2034	8,387	8,819
Carrier Global Corp. 3.377% 4/5/2040	15,500	12,144
Carrier Global Corp. 3.577% 4/5/2050	4,092	3,052
Carrier Global Corp. 6.20% 3/15/2054	4,279	4,715
CK Hutchison International (19), Ltd. 3.25% 4/11/2024	5,000	4,996
CK Hutchison International (19) II, Ltd. 3.375% 9/6/2049	1,800	1,341
CK Hutchison International (20), Ltd. 3.375% 5/8/2050	3,200	2,378
CK Hutchison International (23), Ltd. 4.75% 4/21/2028[4]	9,430	9,368
CK Hutchison International (23), Ltd. 4.75% 4/21/2028	7,500	7,450
Clean Harbors, Inc. 4.875% 7/15/2027[4]	1,100	1,068
Clean Harbors, Inc. 5.125% 7/15/2029[4]	10,000	9,621
Clean Harbors, Inc. 6.375% 2/1/2031[4]	808	815
Competition Team Technologies, Ltd. 4.25% 3/12/2029	3,000	2,875
Covanta Holding Corp., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 8.174% 11/30/2028[3,10]	6,224	6,226
Covanta Holding Corp., Term Loan C, (1-month USD CME Term SOFR + 2.75%) 8.174% 11/30/2028[3,10]	549	548
CSX Corp. 3.80% 3/1/2028	2,460	2,381
CSX Corp. 4.25% 3/15/2029	4,277	4,189
CSX Corp. 2.40% 2/15/2030	11,598	10,150
CSX Corp. 4.10% 11/15/2032	13,284	12,525
CSX Corp. 5.20% 11/15/2033	9,390	9,552
CSX Corp. 2.50% 5/15/2051	4,238	2,601
CSX Corp. 4.50% 11/15/2052	27,800	24,611
Dianjian Haiyu, Ltd. 4.30% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.451% on 6/20/2024)[6]	5,000	4,989
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[4]	3,592	3,319
Eaton Corp. 4.15% 3/15/2033	654	621
General Dynamics Corp. 3.50% 5/15/2025	8,025	7,883
General Dynamics Corp. 3.75% 5/15/2028	5,969	5,780
General Dynamics Corp. 3.625% 4/1/2030	5,879	5,530
General Dynamics Corp. 2.25% 6/1/2031	2,377	2,016
Honeywell International, Inc. 2.30% 8/15/2024	3,387	3,346
Honeywell International, Inc. 1.35% 6/1/2025	165	158
Honeywell International, Inc. 4.875% 9/1/2029	2,000	2,015
Honeywell International, Inc. 1.95% 6/1/2030	19,413	16,565
Honeywell International, Inc. 4.95% 9/1/2031	2,000	2,016
Honeywell International, Inc. 5.00% 2/15/2033	500	506
Honeywell International, Inc. 5.00% 3/1/2035	3,000	3,013
Honeywell International, Inc. 5.25% 3/1/2054	3,000	3,030
Honeywell International, Inc. 5.35% 3/1/2064	3,000	3,042
Howmet Aerospace, Inc. 5.95% 2/1/2037	29,000	30,040
Hutchison Whampoa International (14), Ltd. 3.625% 10/31/2024	6,821	6,743
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	3,000	3,519
Icahn Enterprises, LP 4.75% 9/15/2024	2,966	2,954
Icahn Enterprises, LP 6.25% 5/15/2026	11,205	10,825
The Bond Fund of America — Page 52 of 88

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Icahn Enterprises, LP 5.25% 5/15/2027	USD995	$900
Ingersoll-Rand, Inc. 5.40% 8/14/2028	5,676	5,755
Ingersoll-Rand, Inc. 5.70% 8/14/2033	8,208	8,424
L3Harris Technologies, Inc. 5.05% 6/1/2029	3,400	3,390
L3Harris Technologies, Inc. 5.40% 7/31/2033	7,962	8,016
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[4]	2,257	2,241
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	480	477
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036[4]	2,650	2,458
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036	2,085	1,934
Lockheed Martin Corp. 4.50% 2/15/2029	8,654	8,578
Lockheed Martin Corp. 1.85% 6/15/2030	213	180
Lockheed Martin Corp. 5.25% 1/15/2033	50,596	52,041
Lockheed Martin Corp. 4.75% 2/15/2034	1,437	1,419
Lockheed Martin Corp. 4.80% 8/15/2034	19,034	18,833
Lockheed Martin Corp. 5.70% 11/15/2054	15,122	16,137
Lockheed Martin Corp. 5.20% 2/15/2055	500	500
Lockheed Martin Corp. 5.20% 2/15/2064	4,416	4,370
Masco Corp. 1.50% 2/15/2028	795	697
Masco Corp. 2.00% 2/15/2031	1,173	960
Mexico City Airport Trust 4.25% 10/31/2026	6,200	6,013
Mexico City Airport Trust 3.875% 4/30/2028	11,400	10,726
Mexico City Airport Trust 3.875% 4/30/2028[4]	690	649
Mexico City Airport Trust 5.50% 10/31/2046	3,106	2,634
Mexico City Airport Trust 5.50% 7/31/2047	14,409	12,221
Mexico City Airport Trust 5.50% 7/31/2047[4]	2,485	2,108
Mileage Plus Holdings, LLC 6.50% 6/20/2027[4]	6,786	6,829
MISC Capital Two (Labuan), Ltd. 3.625% 4/6/2025	3,000	2,940
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[4]	16,872	16,127
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	8,000	7,647
Norfolk Southern Corp. 5.05% 8/1/2030	12,273	12,316
Norfolk Southern Corp. 4.45% 3/1/2033	2,194	2,106
Norfolk Southern Corp. 5.35% 8/1/2054	10,307	10,240
Northrop Grumman Corp. 2.93% 1/15/2025	15,040	14,763
Northrop Grumman Corp. 4.70% 3/15/2033	18,868	18,429
Northrop Grumman Corp. 4.95% 3/15/2053	5,032	4,731
Otis Worldwide Corp. 2.056% 4/5/2025	21,882	21,166
Otis Worldwide Corp. 5.25% 8/16/2028	2,000	2,027
Pitney Bowes, Inc. 6.875% 3/15/2027[4]	6,000	5,484
Prime Security Services Borrower, LLC 5.25% 4/15/2024[4]	334	334
Prime Security Services Borrower, LLC 5.75% 4/15/2026[4]	2,000	1,996
Prime Security Services Borrower, LLC 3.375% 8/31/2027[4]	3,100	2,850
Republic Services, Inc. 2.50% 8/15/2024	7,000	6,918
Republic Services, Inc. 2.375% 3/15/2033	1,252	1,014
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[4]	1,511	1,583
RTX Corp. 3.95% 8/16/2025	17,415	17,135
RTX Corp. 5.75% 11/8/2026	4,000	4,063
RTX Corp. 3.125% 5/4/2027	1,000	948
RTX Corp. 4.125% 11/16/2028	6,320	6,116
RTX Corp. 5.75% 1/15/2029	3,000	3,106
RTX Corp. 6.00% 3/15/2031	2,833	2,980
RTX Corp. 1.90% 9/1/2031	11,488	9,265
RTX Corp. 2.375% 3/15/2032	7,474	6,168
RTX Corp. 5.15% 2/27/2033	2,941	2,948
RTX Corp. 6.10% 3/15/2034	2,914	3,116
The Bond Fund of America — Page 53 of 88

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
RTX Corp. 4.50% 6/1/2042	USD1,375	$1,228
RTX Corp. 2.82% 9/1/2051	3,750	2,389
RTX Corp. 3.03% 3/15/2052	7,000	4,641
RTX Corp. 5.375% 2/27/2053	3,194	3,153
RTX Corp. 6.40% 3/15/2054	7,323	8,292
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	10,360	10,311
Ste Transcore Holdings, Inc. 3.375% 5/5/2027[11]	3,000	2,862
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[4]	14,355	12,009
Triton Container International, Ltd. 1.15% 6/7/2024[4]	8,063	7,991
Triton Container International, Ltd. 3.15% 6/15/2031[4]	15,346	12,386
TSMC Arizona Corp. 4.25% 4/22/2032	8,000	7,798
TSMC Arizona Corp. 3.125% 10/25/2041	5,000	4,014
TSMC Arizona Corp. 3.25% 10/25/2051	11,000	8,436
Union Pacific Corp. 3.75% 7/15/2025	2,230	2,191
Union Pacific Corp. 2.15% 2/5/2027	5,533	5,148
Union Pacific Corp. 2.375% 5/20/2031	23,375	19,977
Union Pacific Corp. 2.80% 2/14/2032	16,869	14,652
Union Pacific Corp. 2.891% 4/6/2036	7,702	6,288
Union Pacific Corp. 4.30% 3/1/2049	1,367	1,174
Union Pacific Corp. 3.25% 2/5/2050	27,698	20,210
Union Pacific Corp. 2.95% 3/10/2052	7,553	5,086
Union Pacific Corp. 3.50% 2/14/2053	4,558	3,425
Union Pacific Corp. 3.95% 8/15/2059	1,980	1,538
Veralto Corp. 5.50% 9/18/2026[4]	2,500	2,511
Veralto Corp. 5.35% 9/18/2028[4]	20,750	21,031
Veralto Corp. 5.45% 9/18/2033[4]	14,000	14,181
Waste Management, Inc. 4.15% 4/15/2032	1,103	1,054
WESCO Distribution, Inc. 7.125% 6/15/2025[4]	2,165	2,168
WESCO Distribution, Inc. 7.25% 6/15/2028[4]	4,355	4,450
		1,544,605
Communication services 1.55%
América Móvil, SAB de CV, 9.50% 1/27/2031	MXN117,330	6,835
AT&T, Inc. 1.70% 3/25/2026	USD12,880	12,048
AT&T, Inc. 2.30% 6/1/2027	5,860	5,403
AT&T, Inc. 1.65% 2/1/2028	9,870	8,744
AT&T, Inc. 4.35% 3/1/2029	14,011	13,655
AT&T, Inc. 4.30% 2/15/2030	71,889	69,108
AT&T, Inc. 2.75% 6/1/2031	38,703	33,349
AT&T, Inc. 2.25% 2/1/2032	25,560	20,780
AT&T, Inc. 2.55% 12/1/2033	18,907	15,150
AT&T, Inc. 5.40% 2/15/2034	5,082	5,151
AT&T, Inc. 3.50% 9/15/2053	37,939	26,788
Axiata SPV2 Berhad 2.163% 8/19/2030	4,883	4,097
Bharti Airtel International (Netherlands) BV 5.35% 5/20/2024	3,000	2,997
Bharti Airtel, Ltd. 4.375% 6/10/2025	3,000	2,952
CCO Holdings, LLC 5.375% 6/1/2029[4]	2,700	2,474
CCO Holdings, LLC 4.75% 3/1/2030[4]	9,665	8,305
CCO Holdings, LLC 4.50% 8/15/2030[4]	18,675	15,662
CCO Holdings, LLC 4.75% 2/1/2032[4]	8,000	6,537
CCO Holdings, LLC 4.50% 5/1/2032	3,545	2,851
CCO Holdings, LLC 4.50% 6/1/2033[4]	1,680	1,314
CCO Holdings, LLC 4.25% 1/15/2034[4]	21,825	16,494
Charter Communications Operating, LLC 4.20% 3/15/2028	10,000	9,430
The Bond Fund of America — Page 54 of 88

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Charter Communications Operating, LLC 2.80% 4/1/2031	USD41,675	$34,167
Charter Communications Operating, LLC 2.30% 2/1/2032	13,963	10,777
Charter Communications Operating, LLC 4.40% 4/1/2033	5,000	4,434
Charter Communications Operating, LLC 6.484% 10/23/2045	6,850	6,354
Charter Communications Operating, LLC 5.125% 7/1/2049	5,900	4,577
Charter Communications Operating, LLC 4.80% 3/1/2050	5,000	3,704
Charter Communications Operating, LLC 3.70% 4/1/2051	11,800	7,306
Charter Communications Operating, LLC 5.25% 4/1/2053	15,458	12,256
Comcast Corp. 2.65% 2/1/2030	20,000	17,795
Comcast Corp. 1.95% 1/15/2031	7,446	6,189
Comcast Corp. 4.80% 5/15/2033	21,607	21,325
Comcast Corp. 3.75% 4/1/2040	8,930	7,427
Comcast Corp. 2.887% 11/1/2051	4,558	2,961
CSC Holdings, LLC 5.375% 2/1/2028[4]	4,850	4,176
Diamond Sports Group, LLC 5.375% 8/15/2026[4,9]	3,500	99
Diamond Sports Group, LLC, Term Loan, 5.00% PIK and 5.00% Cash 12/2/2024[10,12]	193	320
DIRECTV Financing, LLC 5.875% 8/15/2027[4]	8,750	8,283
DISH Network Corp. 11.75% 11/15/2027[4]	14,925	15,252
Frontier Communications Holdings, LLC 6.00% 1/15/2030[4]	2,000	1,696
Gray Television, Inc. 5.875% 7/15/2026[4]	1,682	1,639
Gray Television, Inc. 4.75% 10/15/2030[4]	8,418	5,528
Gray Television, Inc. 5.375% 11/15/2031[4]	5,950	3,907
iHeartCommunications, Inc. 6.375% 5/1/2026	8,475	7,237
Level 3 Financing, Inc. 3.75% 7/15/2029[4]	3,053	1,374
Lumen Technologies, Inc. 4.00% 2/15/2027[4]	5,775	3,584
Midas OpCo Holdings, LLC 5.625% 8/15/2029[4]	3,500	3,181
Netflix, Inc. 4.875% 4/15/2028	36,312	36,272
Netflix, Inc. 5.875% 11/15/2028	47,042	48,920
Netflix, Inc. 6.375% 5/15/2029	10,210	10,877
Netflix, Inc. 5.375% 11/15/2029[4]	52,818	53,915
Netflix, Inc. 4.875% 6/15/2030[4]	28,265	28,075
News Corp. 3.875% 5/15/2029[4]	6,000	5,492
News Corp. 5.125% 2/15/2032[4]	8,175	7,685
SBA Tower Trust 1.631% 11/15/2026[4]	62,772	56,837
Scripps Escrow II, Inc. 3.875% 1/15/2029[4]	7,921	6,306
Singapore Telecommunications, Ltd. 7.375% 12/1/2031	5,000	5,791
Sirius XM Radio, Inc. 4.00% 7/15/2028[4]	4,300	3,937
Sirius XM Radio, Inc. 4.125% 7/1/2030[4]	8,000	6,998
Sirius XM Radio, Inc. 3.875% 9/1/2031[4]	5,000	4,173
Sprint Capital Corp. 6.875% 11/15/2028	5,000	5,332
Sprint Capital Corp. 8.75% 3/15/2032	4,500	5,460
Sprint, LLC 7.125% 6/15/2024	10,010	10,033
TEGNA, Inc. 5.00% 9/15/2029	8,500	7,627
Tencent Holdings, Ltd. 3.28% 4/11/2024[4]	15,000	14,991
Tencent Holdings, Ltd. 3.28% 4/11/2024	2,000	1,999
Tencent Holdings, Ltd. 3.595% 1/19/2028	7,500	7,125
Tencent Holdings, Ltd. 2.39% 6/3/2030[4]	10,000	8,549
Tencent Holdings, Ltd. 3.68% 4/22/2041	794	636
Tencent Holdings, Ltd. 3.24% 6/3/2050[4]	9,870	6,725
Tencent Holdings, Ltd. 3.29% 6/3/2060[4]	10,000	6,497
T-Mobile USA, Inc. 3.50% 4/15/2025	6,550	6,423
T-Mobile USA, Inc. 1.50% 2/15/2026	4,900	4,576
T-Mobile USA, Inc. 2.625% 4/15/2026	22,800	21,672
T-Mobile USA, Inc. 3.75% 4/15/2027	21,300	20,519
The Bond Fund of America — Page 55 of 88

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile USA, Inc. 4.75% 2/1/2028	USD4,566	$4,509
T-Mobile USA, Inc. 2.05% 2/15/2028	221	198
T-Mobile USA, Inc. 4.80% 7/15/2028	1,270	1,260
T-Mobile USA, Inc. 4.85% 1/15/2029	20,000	19,861
T-Mobile USA, Inc. 3.375% 4/15/2029	8,000	7,405
T-Mobile USA, Inc. 3.875% 4/15/2030	18,318	17,165
T-Mobile USA, Inc. 2.55% 2/15/2031	16,912	14,412
T-Mobile USA, Inc. 2.875% 2/15/2031	15,000	13,042
T-Mobile USA, Inc. 3.50% 4/15/2031	10,000	9,040
T-Mobile USA, Inc. 2.70% 3/15/2032	429	361
T-Mobile USA, Inc. 5.05% 7/15/2033	15,402	15,242
T-Mobile USA, Inc. 5.75% 1/15/2034	5,230	5,449
T-Mobile USA, Inc. 5.15% 4/15/2034	15,303	15,258
T-Mobile USA, Inc. 3.00% 2/15/2041	10,790	7,952
T-Mobile USA, Inc. 3.30% 2/15/2051	5,002	3,500
T-Mobile USA, Inc. 3.40% 10/15/2052	41,790	29,668
T-Mobile USA, Inc. 5.75% 1/15/2054	165	171
T-Mobile USA, Inc. 6.00% 6/15/2054	6,704	7,171
T-Mobile USA, Inc. 5.50% 1/15/2055	2,984	2,981
Verizon Communications, Inc. 3.00% 3/22/2027	1,287	1,220
Verizon Communications, Inc. 4.329% 9/21/2028	13,420	13,125
Verizon Communications, Inc. 3.875% 2/8/2029	2,071	1,983
Verizon Communications, Inc. 4.016% 12/3/2029	1,981	1,891
Verizon Communications, Inc. 1.68% 10/30/2030	3,445	2,808
Verizon Communications, Inc. 1.75% 1/20/2031	22,494	18,266
Verizon Communications, Inc. 2.55% 3/21/2031	133	114
Verizon Communications, Inc. 2.355% 3/15/2032	330	271
Verizon Communications, Inc. 2.65% 11/20/2040	27,348	19,283
Verizon Communications, Inc. 3.40% 3/22/2041	6,600	5,162
Verizon Communications, Inc. 2.85% 9/3/2041	9,116	6,568
Verizon Communications, Inc. 2.875% 11/20/2050	34,637	22,642
Verizon Communications, Inc. 3.55% 3/22/2051	10,000	7,429
Verizon Communications, Inc. 3.875% 3/1/2052	10,000	7,869
Videotron, Ltd. 5.375% 6/15/2024[4]	3,100	3,092
Virgin Media Secured Finance PLC 5.50% 5/15/2029[4]	5,000	4,627
Virgin Media Secured Finance PLC 4.50% 8/15/2030[4]	500	432
VMED O2 UK Financing I PLC 4.25% 1/31/2031[4]	5,475	4,641
Vodafone Group PLC 4.25% 9/17/2050	14,575	11,775
VZ Secured Financing BV 5.00% 1/15/2032[4]	2,000	1,719
WarnerMedia Holdings, Inc. 3.638% 3/15/2025	19,418	19,036
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	35,000	33,411
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	6,554	5,858
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	583	501
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	3,885	3,227
WMG Acquisition Corp. 3.75% 12/1/2029[4]	5,000	4,484
WMG Acquisition Corp. 3.00% 2/15/2031[4]	12,500	10,636
Ziggo BV 4.875% 1/15/2030[4]	6,000	5,390
ZipRecruiter, Inc. 5.00% 1/15/2030[4]	6,000	5,290
		1,286,509
Consumer staples 1.21%
7-Eleven, Inc. 0.95% 2/10/2026[4]	2,976	2,751
7-Eleven, Inc. 1.30% 2/10/2028[4]	2,010	1,752
7-Eleven, Inc. 1.80% 2/10/2031[4]	3,244	2,607
The Bond Fund of America — Page 56 of 88

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
7-Eleven, Inc. 2.80% 2/10/2051[4]	USD8,505	$5,287
Albertsons Companies, Inc. 3.50% 3/15/2029[4]	8,727	7,841
Altria Group, Inc. 4.40% 2/14/2026	7,928	7,815
Altria Group, Inc. 3.40% 5/6/2030	1,827	1,661
Altria Group, Inc. 2.45% 2/4/2032	530	430
Altria Group, Inc. 4.50% 5/2/2043	100	84
Anheuser-Busch Companies, LLC 4.70% 2/1/2036	17,560	16,986
Anheuser-Busch Companies, LLC 4.90% 2/1/2046	4,555	4,332
Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028	2,000	1,952
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	39,545	39,552
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	5,455	5,084
Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/2039	10,000	10,331
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,000	2,087
BAT Capital Corp. 3.222% 8/15/2024	41,000	40,602
BAT Capital Corp. 3.215% 9/6/2026	8,750	8,328
BAT Capital Corp. 3.557% 8/15/2027	44,004	41,683
BAT Capital Corp. 2.259% 3/25/2028	13,732	12,232
BAT Capital Corp. 6.343% 8/2/2030	38,099	39,716
BAT Capital Corp. 5.834% 2/20/2031	23,243	23,455
BAT Capital Corp. 2.726% 3/25/2031	1,768	1,488
BAT Capital Corp. 4.742% 3/16/2032	17,000	16,271
BAT Capital Corp. 6.421% 8/2/2033	45,128	47,239
BAT Capital Corp. 6.00% 2/20/2034	19,000	19,251
BAT Capital Corp. 4.39% 8/15/2037	29,384	24,715
BAT Capital Corp. 4.54% 8/15/2047	13,808	10,670
BAT Capital Corp. 4.758% 9/6/2049	3,873	3,086
BAT Capital Corp. 3.984% 9/25/2050	18,976	13,364
BAT Capital Corp. 7.081% 8/2/2053	35,673	38,493
BAT International Finance PLC 3.95% 6/15/2025[4]	200	196
BAT International Finance PLC 1.668% 3/25/2026	10,877	10,131
BAT International Finance PLC 4.448% 3/16/2028	18,500	17,974
Campbell Soup Co. 5.20% 3/21/2029	5,450	5,478
Campbell Soup Co. 5.40% 3/21/2034	4,013	4,045
Central Garden & Pet Co. 4.125% 10/15/2030	1,325	1,190
Conagra Brands, Inc. 4.30% 5/1/2024	22,027	22,001
Conagra Brands, Inc. 4.60% 11/1/2025	11,234	11,096
Conagra Brands, Inc. 1.375% 11/1/2027	3,559	3,116
Conagra Brands, Inc. 5.30% 11/1/2038	7,483	7,131
Conagra Brands, Inc. 5.40% 11/1/2048	5,598	5,261
Constellation Brands, Inc. 4.35% 5/9/2027	5,757	5,640
Constellation Brands, Inc. 3.60% 2/15/2028	1,650	1,568
Constellation Brands, Inc. 2.875% 5/1/2030	11,545	10,220
Constellation Brands, Inc. 2.25% 8/1/2031	5,951	4,919
Constellation Brands, Inc. 4.75% 5/9/2032	16,773	16,394
Constellation Brands, Inc. 4.90% 5/1/2033	19,120	18,765
Constellation Brands, Inc. 4.10% 2/15/2048	1,000	819
Coty, Inc. 4.75% 1/15/2029[4]	275	260
Coty, Inc. 6.625% 7/15/2030[4]	3,380	3,435
Darling Ingredients, Inc. 5.25% 4/15/2027[4]	6,000	5,913
Darling Ingredients, Inc. 6.00% 6/15/2030[4]	755	749
H.J. Heinz Co. 3.00% 6/1/2026	2,599	2,489
H.J. Heinz Co. 4.375% 6/1/2046	16,000	13,523
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	17,570	15,261
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	8,185	6,686
The Bond Fund of America — Page 57 of 88

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Indofood CBP Sukses Makmur Tbk PT 4.805% 4/27/2052	USD809	$665
InRetail Consumer 3.25% 3/22/2028[4]	5,400	4,855
InRetail Consumer 3.25% 3/22/2028	2,000	1,798
J. M. Smucker Co. (The) 6.20% 11/15/2033	4,696	5,012
J. M. Smucker Co. (The) 6.50% 11/15/2053	1,969	2,188
JBS USA Lux SA 2.50% 1/15/2027	26,124	24,097
JBS USA Lux SA 3.00% 2/2/2029	17,880	15,844
Keurig Dr Pepper, Inc. 4.417% 5/25/2025	1,028	1,017
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,557	2,305
Nestle Holdings, Inc. 1.875% 9/14/2031[4]	884	732
PepsiCo, Inc. 1.625% 5/1/2030	588	494
PepsiCo, Inc. 1.40% 2/25/2031	666	538
PepsiCo, Inc. 2.75% 10/21/2051	2,067	1,381
Philip Morris International, Inc. 5.00% 11/17/2025	30,000	29,935
Philip Morris International, Inc. 4.875% 2/13/2026	17,505	17,444
Philip Morris International, Inc. 5.125% 11/17/2027	16,175	16,265
Philip Morris International, Inc. 5.25% 9/7/2028	20,000	20,244
Philip Morris International, Inc. 3.375% 8/15/2029	780	724
Philip Morris International, Inc. 5.625% 11/17/2029	15,392	15,859
Philip Morris International, Inc. 5.125% 2/15/2030	6,873	6,877
Philip Morris International, Inc. 2.10% 5/1/2030	3,718	3,161
Philip Morris International, Inc. 5.50% 9/7/2030	32,600	33,248
Philip Morris International, Inc. 1.75% 11/1/2030	4,207	3,435
Philip Morris International, Inc. 5.125% 2/13/2031	31,157	30,967
Philip Morris International, Inc. 5.75% 11/17/2032	27,235	28,135
Philip Morris International, Inc. 5.375% 2/15/2033	14,900	15,029
Philip Morris International, Inc. 5.25% 2/13/2034	8,905	8,830
Philip Morris International, Inc. 4.125% 3/4/2043	108	89
Philip Morris International, Inc. 4.25% 11/10/2044	106	89
Post Holdings, Inc. 6.25% 2/15/2032[4]	2,162	2,180
Procter & Gamble Co. 0.55% 10/29/2025	4,261	3,988
Procter & Gamble Co. 1.00% 4/23/2026	1,229	1,141
Procter & Gamble Co. 3.95% 1/26/2028	18,289	18,043
Procter & Gamble Co. 3.00% 3/25/2030	1,183	1,090
Procter & Gamble Co. 1.20% 10/29/2030	4,005	3,278
Reckitt Benckiser Treasury Services PLC 2.75% 6/26/2024[4]	4,305	4,275
Reynolds American, Inc. 4.45% 6/12/2025	3,478	3,433
Reynolds American, Inc. 4.75% 11/1/2042	2,500	2,004
Walmart, Inc. 4.10% 4/15/2033	20,000	19,279
Walmart, Inc. 4.50% 4/15/2053	6,020	5,570
		1,000,943
Real estate 0.99%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	231	225
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	100	96
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,980	1,767
American Tower Corp. 3.65% 3/15/2027	427	409
American Tower Corp. 2.70% 4/15/2031	5,000	4,235
Boston Properties, LP 2.90% 3/15/2030	49,875	42,761
Boston Properties, LP 3.25% 1/30/2031	24,747	21,189
Boston Properties, LP 2.55% 4/1/2032	70,663	55,929
Boston Properties, LP 2.45% 10/1/2033	23,927	18,034
Boston Properties, LP 6.50% 1/15/2034	76,692	79,598
COPT Defense Properties, LP 2.25% 3/15/2026	14,337	13,493
The Bond Fund of America — Page 58 of 88

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
COPT Defense Properties, LP 2.00% 1/15/2029	USD6,408	$5,378
COPT Defense Properties, LP 2.75% 4/15/2031	13,897	11,471
COPT Defense Properties, LP 2.90% 12/1/2033	5,754	4,515
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[4]	2,490	2,182
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031	2,000	1,752
Crown Castle, Inc. 5.00% 1/11/2028	28,416	28,130
Crown Castle, Inc. 5.80% 3/1/2034	11,174	11,436
Equinix, Inc. 2.625% 11/18/2024	32,830	32,174
Equinix, Inc. 1.25% 7/15/2025	9,870	9,340
Equinix, Inc. 1.45% 5/15/2026	5,950	5,475
Equinix, Inc. 2.90% 11/18/2026	14,009	13,147
Equinix, Inc. 1.80% 7/15/2027	2,871	2,576
Equinix, Inc. 1.55% 3/15/2028	7,130	6,188
Equinix, Inc. 2.00% 5/15/2028	1,318	1,159
Equinix, Inc. 3.20% 11/18/2029	17,775	15,917
Equinix, Inc. 2.15% 7/15/2030	2,678	2,221
Equinix, Inc. 2.50% 5/15/2031	2,800	2,336
Equinix, Inc. 3.90% 4/15/2032	933	845
Equinix, Inc. 3.00% 7/15/2050	739	484
Equinix, Inc. 2.95% 9/15/2051	400	257
Equinix, Inc. 3.40% 2/15/2052	3,120	2,186
Essex Portfolio, LP 3.875% 5/1/2024	5,500	5,490
FibraSOMA 4.375% 7/22/2031[4]	8,260	6,744
FibraSOMA 4.375% 7/22/2031	4,000	3,266
Forestar Group, Inc. 3.85% 5/15/2026[4]	3,815	3,647
Forestar Group, Inc. 5.00% 3/1/2028[4]	2,000	1,929
Howard Hughes Corp. (The) 5.375% 8/1/2028[4]	12,580	12,081
Howard Hughes Corp. (The) 4.125% 2/1/2029[4]	21,700	19,525
Howard Hughes Corp. (The) 4.375% 2/1/2031[4]	23,920	20,793
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	4,513	3,996
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	1,088	865
Iron Mountain, Inc. 5.25% 3/15/2028[4]	9,459	9,160
Iron Mountain, Inc. 4.875% 9/15/2029[4]	8,367	7,856
Iron Mountain, Inc. 5.25% 7/15/2030[4]	7,950	7,529
Iron Mountain, Inc. 4.50% 2/15/2031[4]	8,750	7,903
Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,325	1,917
Kennedy-Wilson, Inc. 5.00% 3/1/2031	5,870	4,574
Kilroy Realty, LP 6.25% 1/15/2036	14,823	14,489
KRC Interim Corp. 3.30% 2/1/2025	5,000	4,902
MPT Operating Partnership, LP 3.50% 3/15/2031	8,000	5,500
Prologis, LP 4.875% 6/15/2028	7,672	7,685
Prologis, LP 4.75% 6/15/2033	4,787	4,694
Prologis, LP 5.125% 1/15/2034	45,474	45,693
Prologis, LP 5.00% 3/15/2034	2,625	2,611
Prologis, LP 5.25% 6/15/2053	426	420
Prologis, LP 5.25% 3/15/2054	235	231
Public Storage Operating Co. 1.95% 11/9/2028	721	636
Public Storage Operating Co. 5.125% 1/15/2029	5,106	5,193
Public Storage Operating Co. 2.30% 5/1/2031	19,718	16,664
Public Storage Operating Co. 5.10% 8/1/2033	2,798	2,812
Scentre Group Trust 1 3.50% 2/12/2025[4]	5,950	5,841
Service Properties Trust 4.50% 3/15/2025	6,875	6,722
Service Properties Trust 3.95% 1/15/2028	100	86
Service Properties Trust 8.625% 11/15/2031[4]	24,925	26,608
The Bond Fund of America — Page 59 of 88

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Sun Communities Operating, LP 2.30% 11/1/2028	USD419	$366
Sun Communities Operating, LP 2.70% 7/15/2031	1,537	1,267
Sun Communities Operating, LP 4.20% 4/15/2032	541	487
VICI Properties, LP 3.50% 2/15/2025[4]	2,675	2,618
VICI Properties, LP 4.375% 5/15/2025	4,312	4,242
VICI Properties, LP 4.625% 6/15/2025[4]	3,475	3,425
VICI Properties, LP 4.25% 12/1/2026[4]	5,700	5,484
VICI Properties, LP 4.50% 1/15/2028[4]	6,770	6,503
VICI Properties, LP 4.75% 2/15/2028	27,430	26,775
VICI Properties, LP 3.875% 2/15/2029[4]	2,835	2,612
VICI Properties, LP 4.625% 12/1/2029[4]	715	677
VICI Properties, LP 4.95% 2/15/2030	27,015	26,145
VICI Properties, LP 4.125% 8/15/2030[4]	2,500	2,275
VICI Properties, LP 5.125% 5/15/2032	66,704	63,868
VICI Properties, LP 5.625% 5/15/2052	1,671	1,550
WEA Finance, LLC 3.75% 9/17/2024[4]	2,480	2,448
WEA Finance, LLC 3.50% 6/15/2029[4]	6,247	5,524
		821,233
Information technology 0.65%
Adobe, Inc. 1.90% 2/1/2025	2	2
Analog Devices, Inc. 1.70% 10/1/2028	4,539	3,990
Analog Devices, Inc. 2.10% 10/1/2031	14,846	12,318
Analog Devices, Inc. 2.80% 10/1/2041	2,973	2,160
Analog Devices, Inc. 2.95% 10/1/2051	18,184	12,345
Apple, Inc. 2.375% 2/8/2041	4,625	3,297
Apple, Inc. 3.95% 8/8/2052	14,757	12,448
Apple, Inc. 4.85% 5/10/2053	17,900	17,798
Black Knight InfoServ, LLC 3.625% 9/1/2028[4]	3,200	3,032
Broadcom Corp. 3.875% 1/15/2027	6,617	6,416
Broadcom, Inc. 1.95% 2/15/2028[4]	373	333
Broadcom, Inc. 4.00% 4/15/2029[4]	3,178	3,029
Broadcom, Inc. 4.75% 4/15/2029	537	531
Broadcom, Inc. 4.15% 11/15/2030	6,522	6,170
Broadcom, Inc. 4.15% 4/15/2032[4]	346	321
Broadcom, Inc. 3.469% 4/15/2034[4]	44,180	37,874
Broadcom, Inc. 3.137% 11/15/2035[4]	2,092	1,691
Broadcom, Inc. 3.187% 11/15/2036[4]	6,007	4,783
Broadcom, Inc. 4.926% 5/15/2037[4]	4,025	3,822
CDW, LLC 4.125% 5/1/2025	5,275	5,183
Cisco Systems, Inc. 4.85% 2/26/2029	24,540	24,733
Cisco Systems, Inc. 4.95% 2/26/2031	22,925	23,139
Cisco Systems, Inc. 5.05% 2/26/2034	50,635	51,340
Cisco Systems, Inc. 5.30% 2/26/2054	5,831	5,990
Gartner, Inc. 4.50% 7/1/2028[4]	1,850	1,764
Hewlett Packard Enterprise Co. 5.90% 10/1/2024	5,000	5,008
Imola Merger Corp. 4.75% 5/15/2029[4]	2,500	2,346
Lenovo Group, Ltd. 3.421% 11/2/2030	4,000	3,513
Lenovo Group, Ltd. 6.536% 7/27/2032	3,000	3,165
Microchip Technology, Inc. 5.05% 3/15/2029	32,575	32,593
NCR Atleos Corp. 9.50% 4/1/2029[4]	9,383	10,046
NCR Voyix Corp. 5.25% 10/1/2030[4]	7,250	6,567
Open Text Corp. 3.875% 2/15/2028[4]	6,500	6,025
Oracle Corp. 3.60% 4/1/2050	50,862	36,776
The Bond Fund of America — Page 60 of 88

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Oracle Corp. 5.55% 2/6/2053	USD7,304	$7,150
Salesforce, Inc. 1.95% 7/15/2031	22,350	18,559
Salesforce, Inc. 2.70% 7/15/2041	1,504	1,089
Salesforce, Inc. 2.90% 7/15/2051	7,853	5,302
ServiceNow, Inc. 1.40% 9/1/2030	68,159	55,176
SK hynix, Inc. 1.50% 1/19/2026[4]	19,275	17,963
SK hynix, Inc. 6.375% 1/17/2028	4,000	4,118
SK hynix, Inc. 2.375% 1/19/2031[4]	9,830	8,094
SK hynix, Inc. 6.50% 1/17/2033	2,000	2,132
Texas Instruments, Inc. 4.60% 2/8/2029	10,474	10,496
Texas Instruments, Inc. 4.85% 2/8/2034	10,120	10,173
TSMC Global, Ltd. 0.75% 9/28/2025	10,000	9,355
TSMC Global, Ltd. 1.25% 4/23/2026	10,000	9,262
TSMC Global, Ltd. 1.00% 9/28/2027	10,000	8,753
TSMC Global, Ltd. 1.75% 4/23/2028	5,000	4,451
TSMC Global, Ltd. 2.25% 4/23/2031	11,000	9,349
UKG, Inc. 6.875% 2/1/2031[4]	3,250	3,313
Unisys Corp. 6.875% 11/1/2027[4]	1,700	1,513
Xerox Holdings Corp. 5.50% 8/15/2028[4]	6,000	5,469
		542,265
Materials 0.50%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	11,472	8,385
Alpek, SAB de CV 3.25% 2/25/2031[4]	5,000	4,285
ArcelorMittal SA 7.00% 10/15/2039	3,250	3,541
ArcelorMittal SA 6.75% 3/1/2041	2,780	2,896
Ardagh Packaging Finance PLC 5.25% 4/30/2025[4]	3,640	3,521
Ardagh Packaging Finance PLC 4.125% 8/15/2026[4]	2,500	2,265
Berry Plastics Corp. 4.875% 7/15/2026[4]	9,875	9,685
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026	4,000	4,025
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	3,200	3,195
BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028	2,750	2,782
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	4,385	4,462
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	4,229	4,280
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	6,511	6,734
Braskem Netherlands Finance BV 4.50% 1/10/2028	1,777	1,596
Braskem Netherlands Finance BV 4.50% 1/31/2030	5,180	4,457
Braskem Netherlands Finance BV 4.50% 1/31/2030[4]	4,600	3,958
Braskem Netherlands Finance BV 8.50% 1/12/2031[4]	1,235	1,281
Braskem Netherlands Finance BV 8.50% 1/12/2031	1,043	1,082
Braskem Netherlands Finance BV 7.25% 2/13/2033[4]	4,765	4,587
Braskem Netherlands Finance BV 5.875% 1/31/2050[4]	4,000	3,089
Celanese US Holdings, LLC 6.165% 7/15/2027	19,250	19,615
Celanese US Holdings, LLC 6.35% 11/15/2028	3,501	3,629
Celanese US Holdings, LLC 6.33% 7/15/2029	2,583	2,680
Celanese US Holdings, LLC 6.55% 11/15/2030	3,301	3,475
Celanese US Holdings, LLC 6.379% 7/15/2032	5,762	5,982
Celanese US Holdings, LLC 6.70% 11/15/2033	4,324	4,613
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[4]	4,175	3,897
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[4]	10,825	9,855
Consolidated Energy Finance SA 12.00% 2/15/2031[4]	10,000	10,456
CROWN Americas, LLC 4.25% 9/30/2026	4,000	3,878
Dow Chemical Co. (The) 4.55% 11/30/2025	33	33
Dow Chemical Co. (The) 4.80% 11/30/2028	4,000	3,993
The Bond Fund of America — Page 61 of 88

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Dow Chemical Co. (The) 5.15% 2/15/2034	USD4,878	$4,863
Dow Chemical Co. (The) 5.55% 11/30/2048	6,500	6,353
Dow Chemical Co. (The) 4.80% 5/15/2049	10,493	9,248
Dow Chemical Co. (The) 3.60% 11/15/2050	2,184	1,594
Dow Chemical Co. (The) 5.60% 2/15/2054	3,734	3,722
Eastman Chemical Co. 5.625% 2/20/2034	6,399	6,438
EIDP, Inc. 4.50% 5/15/2026	9,308	9,204
EIDP, Inc. 4.80% 5/15/2033	13,222	13,045
Freeport-McMoRan, Inc. 5.40% 11/14/2034	1,450	1,434
Freeport-McMoRan, Inc. 5.45% 3/15/2043	2,566	2,459
Fresnillo PLC 4.25% 10/2/2050[4]	9,516	7,190
GC Treasury Center Co., Ltd. 2.98% 3/18/2031	6,000	5,046
GC Treasury Center Co., Ltd. 4.40% 3/30/2032	8,000	7,271
GC Treasury Center Co., Ltd. 4.30% 3/18/2051	4,268	3,241
GC Treasury Center Co., Ltd. 5.20% 3/30/2052	7,732	6,775
Graphic Packaging International, LLC 3.50% 3/15/2028[4]	8,000	7,393
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[4]	4,262	3,991
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[4]	664	589
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[4]	5,238	4,354
International Flavors & Fragrances, Inc. 3.268% 11/15/2040[4]	9,022	6,429
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[4]	6,575	4,386
Linde, Inc. 4.70% 12/5/2025	5,000	4,979
Linde, Inc. 1.10% 8/10/2030	4,233	3,425
Linde, Inc. 2.00% 8/10/2050	1,553	880
Methanex Corp. 5.125% 10/15/2027	13,150	12,731
Methanex Corp. 5.25% 12/15/2029	1,125	1,077
Methanex Corp. 5.65% 12/1/2044	1,000	863
Mineral Resources, Ltd. 8.00% 11/1/2027[4]	5,475	5,592
Mineral Resources, Ltd. 9.25% 10/1/2028[4]	7,085	7,471
NOVA Chemicals Corp. 4.875% 6/1/2024[4]	2,000	1,995
NOVA Chemicals Corp. 5.25% 6/1/2027[4]	7,500	7,069
NOVA Chemicals Corp. 8.50% 11/15/2028[4]	1,490	1,588
NOVA Chemicals Corp. 4.25% 5/15/2029[4]	5,535	4,745
NOVA Chemicals Corp. 9.00% 2/15/2030[4]	7,205	7,443
Nutrien, Ltd. 5.90% 11/7/2024	577	578
OCI NV 6.70% 3/16/2033[4]	10,849	10,823
Olin Corp. 5.625% 8/1/2029	2,500	2,471
Orbia Advance Corp, SAB de CV 2.875% 5/11/2031	7,000	5,825
POSCO 2.75% 7/15/2024	4,000	3,962
POSCO 5.75% 1/17/2028[4]	5,195	5,274
POSCO 5.875% 1/17/2033[4]	630	655
POSCO Holdings, Inc. 4.875% 1/23/2027[4]	9,040	8,943
PT Freeport Indonesia 4.763% 4/14/2027	5,000	4,894
PT Freeport Indonesia 5.315% 4/14/2032	7,000	6,854
Sherwin-Williams Co. 3.125% 6/1/2024	7,250	7,217
Sherwin-Williams Co. 3.45% 6/1/2027	2,862	2,737
Sherwin-Williams Co. 2.95% 8/15/2029	5,150	4,674
Sherwin-Williams Co. 2.20% 3/15/2032	133	108
Sherwin-Williams Co. 3.80% 8/15/2049	1,750	1,390
Sherwin-Williams Co. 3.30% 5/15/2050	83	59
Sherwin-Williams Co. 2.90% 3/15/2052	2,500	1,630
Silgan Holdings, Inc. 4.125% 2/1/2028	2,500	2,368
Summit Materials, LLC 5.25% 1/15/2029[4]	4,160	4,058
Suzano Austria GmbH 3.75% 1/15/2031	6,660	5,892
The Bond Fund of America — Page 62 of 88

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Tronox, Inc. 4.625% 3/15/2029[4]	USD6,000	$5,389
Westlake Corp. 5.00% 8/15/2046	5,265	4,709
Westlake Corp. 4.375% 11/15/2047	1,110	917
		418,522
Municipals 0.05%
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[4]	4,100	3,016
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[4]	3,180	2,333
ENA Master Trust 4.00% 5/19/2048[4]	4,000	2,818
Enel Finance America, LLC 7.10% 10/14/2027[4]	30,000	31,755
HPHT Finance 19, Ltd. 2.875% 11/5/2024	2,000	1,965
Pacific Gas and Electric Co. 4.20% 3/1/2029	1,650	1,567
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036[4]	1,496	1,021
		44,475
Total corporate bonds, notes & loans		24,109,327
U.S. Treasury bonds & notes 20.58% U.S. Treasury 19.73%
U.S. Treasury 0.375% 4/15/2024	995	993
U.S. Treasury 2.25% 4/30/2024	50,633	50,510
U.S. Treasury 0.25% 5/15/2024	54,912	54,576
U.S. Treasury 2.00% 5/31/2024	277,283	275,788
U.S. Treasury 2.00% 6/30/2024	88,000	87,271
U.S. Treasury 0.375% 8/15/2024	1,486	1,459
U.S. Treasury 3.25% 8/31/2024	4,308	4,272
U.S. Treasury 0.375% 9/15/2024	904	885
U.S. Treasury 4.25% 9/30/2024	93,183	92,728
U.S. Treasury 0.625% 10/15/2024	959	936
U.S. Treasury 1.50% 11/30/2024	1,000	976
U.S. Treasury 2.125% 11/30/2024	33,000	32,337
U.S. Treasury 4.50% 11/30/2024	47,000	46,780
U.S. Treasury 1.00% 12/15/2024	813	790
U.S. Treasury 2.25% 12/31/2024	3,000	2,937
U.S. Treasury 4.25% 12/31/2024	8,810	8,751
U.S. Treasury 1.125% 2/28/2025	125,000	120,635
U.S. Treasury 2.75% 2/28/2025[13]	256,926	251,667
U.S. Treasury 4.625% 2/28/2025	1,499,326	1,493,352
U.S. Treasury 1.75% 3/15/2025	21,000	20,359
U.S. Treasury 3.875% 3/31/2025	152,000	150,308
U.S. Treasury 3.875% 4/30/2025	210,000	207,539
U.S. Treasury 0.25% 5/31/2025	101,000	95,669
U.S. Treasury 4.25% 5/31/2025	199,607	198,008
U.S. Treasury 3.00% 7/15/2025	57,470	56,127
U.S. Treasury 0.25% 7/31/2025	24,000	22,580
U.S. Treasury 4.75% 7/31/2025	3,135	3,130
U.S. Treasury 3.125% 8/15/2025	90,200	88,164
U.S. Treasury 0.25% 8/31/2025	225,000	211,037
U.S. Treasury 5.00% 8/31/2025	197,251	197,657
U.S. Treasury 3.00% 9/30/2025	380	370
U.S. Treasury 5.00% 9/30/2025	58,667	58,817
U.S. Treasury 3.00% 10/31/2025	26,469	25,756
U.S. Treasury 5.00% 10/31/2025	105,871	106,187
U.S. Treasury 2.25% 11/15/2025	50,000	48,045
The Bond Fund of America — Page 63 of 88

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.50% 11/15/2025	USD74,699	$74,380
U.S. Treasury 0.375% 11/30/2025	522,200	485,925
U.S. Treasury 4.875% 11/30/2025	25,000	25,042
U.S. Treasury 4.00% 12/15/2025	161,001	159,055
U.S. Treasury 0.375% 12/31/2025	50,000	46,388
U.S. Treasury 2.625% 12/31/2025	822	793
U.S. Treasury 3.875% 1/15/2026	8,870	8,745
U.S. Treasury 0.375% 1/31/2026	133,331	123,303
U.S. Treasury 4.25% 1/31/2026	790,000	783,890
U.S. Treasury 4.00% 2/15/2026	45,343	44,791
U.S. Treasury 0.50% 2/28/2026	150	139
U.S. Treasury 4.625% 2/28/2026	80,614	80,559
U.S. Treasury 4.625% 3/15/2026	1,770	1,769
U.S. Treasury 3.75% 4/15/2026	355	349
U.S. Treasury 3.625% 5/15/2026	13,970	13,696
U.S. Treasury 0.75% 5/31/2026	1,245	1,147
U.S. Treasury 4.50% 7/15/2026	157,826	157,641
U.S. Treasury 4.375% 8/15/2026	118,839	118,407
U.S. Treasury 0.75% 8/31/2026	11,429	10,450
U.S. Treasury 4.625% 9/15/2026	154,603	154,967
U.S. Treasury 0.875% 9/30/2026	4,857	4,446
U.S. Treasury 1.125% 10/31/2026	1,797	1,651
U.S. Treasury 2.00% 11/15/2026	15,600	14,649
U.S. Treasury 4.625% 11/15/2026	73,676	73,938
U.S. Treasury 1.625% 11/30/2026	— [2]	— [2]
U.S. Treasury 4.375% 12/15/2026	188,875	188,484
U.S. Treasury 4.00% 1/15/2027	106,459	105,215
U.S. Treasury 2.25% 2/15/2027	3,000	2,825
U.S. Treasury 1.875% 2/28/2027	183,051	170,395
U.S. Treasury 4.25% 3/15/2027	367,033	365,441
U.S. Treasury 0.50% 4/30/2027	40,000	35,547
U.S. Treasury 2.375% 5/15/2027	14,700	13,839
U.S. Treasury 0.50% 5/31/2027	16,000	14,176
U.S. Treasury 2.625% 5/31/2027	326,900	309,904
U.S. Treasury 0.50% 6/30/2027	6,000	5,302
U.S. Treasury 0.375% 7/31/2027	18,600	16,319
U.S. Treasury 2.75% 7/31/2027	97,500	92,625
U.S. Treasury 0.50% 8/31/2027	28,274	24,844
U.S. Treasury 4.125% 10/31/2027	22,500	22,329
U.S. Treasury 3.875% 11/30/2027	70,000	68,895
U.S. Treasury 3.875% 12/31/2027	112,100	110,335
U.S. Treasury 3.50% 1/31/2028	11,709	11,370
U.S. Treasury 2.75% 2/15/2028	17,398	16,430
U.S. Treasury 1.125% 2/29/2028	23,306	20,652
U.S. Treasury 4.00% 2/29/2028	120,146	118,782
U.S. Treasury 1.25% 3/31/2028	50,580	44,954
U.S. Treasury 3.625% 3/31/2028	9	9
U.S. Treasury 2.875% 5/15/2028	16,027	15,173
U.S. Treasury 1.25% 5/31/2028	11,954	10,580
U.S. Treasury 3.625% 5/31/2028	57,116	55,679
U.S. Treasury 1.25% 6/30/2028	42,000	37,103
U.S. Treasury 4.125% 7/31/2028	132,534	131,768
U.S. Treasury 2.875% 8/15/2028	33,760	31,889
U.S. Treasury 1.125% 8/31/2028	104,045	91,013
The Bond Fund of America — Page 64 of 88

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.25% 9/30/2028	USD14,100	$12,378
U.S. Treasury 4.625% 9/30/2028	178,057	180,672
U.S. Treasury 4.875% 10/31/2028	4,930	5,055
U.S. Treasury 5.25% 11/15/2028	20,000	20,831
U.S. Treasury 1.50% 11/30/2028	65,000	57,509
U.S. Treasury 4.375% 11/30/2028	125,000	125,718
U.S. Treasury 3.75% 12/31/2028	6,982	6,836
U.S. Treasury 1.75% 1/31/2029	51,932	46,331
U.S. Treasury 4.00% 1/31/2029	129,725	128,438
U.S. Treasury 4.25% 2/28/2029	473,673	474,450
U.S. Treasury 2.875% 4/30/2029	283,760	266,258
U.S. Treasury 2.375% 5/15/2029	5,000	4,577
U.S. Treasury 1.625% 8/15/2029	398	349
U.S. Treasury 3.875% 9/30/2029	65,000	63,883
U.S. Treasury 3.875% 12/31/2029	169,618	166,582
U.S. Treasury 3.50% 1/31/2030	59,120	56,902
U.S. Treasury 1.50% 2/15/2030	40,500	34,835
U.S. Treasury 3.75% 5/31/2030	180,000	175,352
U.S. Treasury 4.00% 7/31/2030	15,360	15,166
U.S. Treasury 4.625% 9/30/2030[13]	1,198,320	1,225,094
U.S. Treasury 4.875% 10/31/2030	544,743	564,713
U.S. Treasury 3.75% 12/31/2030	5,152	5,011
U.S. Treasury 4.00% 1/31/2031	100,446	99,171
U.S. Treasury 4.25% 2/28/2031	2,424	2,429
U.S. Treasury 1.625% 5/15/2031	47,450	40,014
U.S. Treasury 1.25% 8/15/2031	20,109	16,389
U.S. Treasury 1.875% 2/15/2032	25,000	21,126
U.S. Treasury 2.875% 5/15/2032	529	481
U.S. Treasury 2.75% 8/15/2032	27,904	25,044
U.S. Treasury 4.125% 11/15/2032	3,065	3,045
U.S. Treasury 3.50% 2/15/2033	2,117	2,006
U.S. Treasury 3.375% 5/15/2033	129,000	120,907
U.S. Treasury 4.00% 2/15/2034	198,506	195,296
U.S. Treasury 4.50% 8/15/2039[13]	135,200	138,580
U.S. Treasury 4.625% 2/15/2040	14,600	15,135
U.S. Treasury 1.125% 5/15/2040	58,625	36,664
U.S. Treasury 1.125% 8/15/2040	35,000	21,686
U.S. Treasury 1.375% 11/15/2040	30,124	19,391
U.S. Treasury 1.875% 2/15/2041	327,663	228,626
U.S. Treasury 2.25% 5/15/2041	15,174	11,221
U.S. Treasury 1.75% 8/15/2041	57,130	38,583
U.S. Treasury 2.00% 11/15/2041	685	481
U.S. Treasury 3.125% 11/15/2041	300	252
U.S. Treasury 2.375% 2/15/2042[13]	283,082	210,719
U.S. Treasury 3.00% 5/15/2042	1,735	1,422
U.S. Treasury 3.25% 5/15/2042	51,187	43,541
U.S. Treasury 3.375% 8/15/2042	6,700	5,791
U.S. Treasury 4.00% 11/15/2042	10,583	9,977
U.S. Treasury 3.875% 2/15/2043	19,000	17,574
U.S. Treasury 2.875% 5/15/2043	32,398	25,767
U.S. Treasury 3.875% 5/15/2043	29,009	26,789
U.S. Treasury 3.625% 8/15/2043	90,000	80,128
U.S. Treasury 4.375% 8/15/2043	2,690	2,660
U.S. Treasury 4.75% 11/15/2043	58,095	60,301
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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.50% 2/15/2044[13]	USD324,793	$326,721
U.S. Treasury 3.375% 5/15/2044	38,700	33,046
U.S. Treasury 3.00% 11/15/2044	25,000	20,032
U.S. Treasury 2.50% 2/15/2045	37,361	27,338
U.S. Treasury 3.00% 5/15/2045	1,460	1,165
U.S. Treasury 2.50% 2/15/2046	1,427	1,032
U.S. Treasury 2.25% 8/15/2046	4,500	3,083
U.S. Treasury 2.875% 11/15/2046	4	3
U.S. Treasury 3.00% 2/15/2047	39,950	31,443
U.S. Treasury 3.00% 5/15/2047	26,000	20,433
U.S. Treasury 2.75% 8/15/2047	500	374
U.S. Treasury 2.75% 11/15/2047	5,300	3,962
U.S. Treasury 3.00% 2/15/2048[13]	131,871	103,205
U.S. Treasury 3.125% 5/15/2048	16,150	12,920
U.S. Treasury 3.375% 11/15/2048	4,545	3,799
U.S. Treasury 3.00% 2/15/2049	11,941	9,313
U.S. Treasury 2.875% 5/15/2049	74,849	56,958
U.S. Treasury 2.25% 8/15/2049	80,123	53,451
U.S. Treasury 2.00% 2/15/2050	47,888	30,020
U.S. Treasury 1.25% 5/15/2050[13]	199,788	102,329
U.S. Treasury 1.375% 8/15/2050[13]	440,830	232,979
U.S. Treasury 1.625% 11/15/2050	42,400	23,972
U.S. Treasury 1.875% 2/15/2051	57,065	34,403
U.S. Treasury 2.375% 5/15/2051	41,005	27,857
U.S. Treasury 2.00% 8/15/2051	155,389	96,342
U.S. Treasury 1.875% 11/15/2051	30,977	18,573
U.S. Treasury 2.25% 2/15/2052	183,900	121,058
U.S. Treasury 2.875% 5/15/2052[13]	234,000	177,182
U.S. Treasury 4.00% 11/15/2052	44,637	41,987
U.S. Treasury 3.625% 2/15/2053	39,701	34,880
U.S. Treasury 3.625% 5/15/2053	8,250	7,253
U.S. Treasury 4.125% 8/15/2053	65,750	63,234
U.S. Treasury 4.75% 11/15/2053	845,829	903,451
U.S. Treasury 4.25% 2/15/2054	42,180	41,501
		16,358,828
U.S. Treasury inflation-protected securities 0.85%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[14]	55,206	55,272
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[14]	265,014	265,231
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[14]	— [2]	— [2]
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[14]	9,289	9,089
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[14]	8,175	7,937
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[14]	— [2]	— [2]
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[14]	107,068	102,589
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[14]	— [2]	— [2]
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[14]	47,479	43,022
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[14]	— [2]	— [2]
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[14]	24,813	14,634
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[13,14]	236,858	207,184
		704,958
Total U.S. Treasury bonds & notes		17,063,786
The Bond Fund of America — Page 66 of 88

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations 5.42%	Principal amount (000)	Value (000)
ABPCI Direct Lending Fund CLO, Ltd., Series 2020-9, Class A1R, (3-month USD CME Term SOFR + 1.662%) 6.981% 11/18/2031[1,3,4]	USD3,768	$3,766
ACHV ABS Trust, Series 2023-2PL, Class B, 6.88% 5/20/2030[1,4]	873	875
ACHV ABS Trust, Series 2023-3PL, Class A, 6.60% 8/19/2030[1,4]	16	16
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,4]	1,787	1,797
ACHV ABS Trust, Series 2023-4CP, Class A, 6.81% 11/25/2030[1,4]	1,868	1,871
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,4]	1,939	1,895
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,4]	2,679	2,696
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,4]	1,877	1,886
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,4]	4,546	4,539
AGL CLO, Ltd., Series 2021-13, Class D, (3-month USD CME Term SOFR + 3.412%) 8.729% 10/20/2034[1,3,4]	350	346
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.325% 7/25/2036[1,3,4]	22,438	22,672
Allegro CLO Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 7.828% 1/19/2033[1,3,4]	10,500	10,500
Allegro CLO, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.422%) 6.736% 10/15/2034[1,3,4]	2,550	2,546
American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.89% 10/13/2026[1,4]	3,115	3,115
American Credit Acceptance Receivables Trust, Series 2023-3, Class A, 6.00% 3/12/2027[1,4]	1,237	1,239
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[1,4]	1,824	1,814
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[1,4]	1,254	1,252
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[1,4]	63	63
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[1,4]	4,780	4,657
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[1,4]	7,915	7,890
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030[1,4]	5,330	5,316
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,4]	30,893	30,138
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,4]	8,478	8,272
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]	5,852	5,855
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[1]	15,943	14,799
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028[1]	13,052	13,140
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028[1]	9,883	9,939
Apex Credit CLO, LLC, Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.71%) 8.028% 4/22/2033[1,3,4]	900	900
Apidos CLO, Ltd., Series 2022-42, Class D, (3-month USD CME Term SOFR + 5.76%) 11.078% 1/20/2036[1,3,4]	750	760
Apidos CLO, Ltd., Series 2023-45, Class D, (3-month USD CME Term SOFR + 5.20%) 10.524% 4/26/2036[1,3,4]	1,700	1,721
Ares CLO, Ltd., Series 2015-2, Class AR3, (3-month USD CME Term SOFR + 1.32%) 6.654% 4/17/2033[1,3,4]	28,000	27,997
Atlas Static Senior Loan Fund, Ltd., Series 2022-1, Class DR, (3-month USD CME Term SOFR + 5.00%) 10.314% 7/15/2030[1,3,4]	2,000	2,004
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class D, 3.04% 9/22/2025[1,4]	9,000	8,900
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[1,4]	6,460	6,308
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,4]	25,693	24,780
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,4]	20,845	19,690
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,4]	1,798	1,715
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[1,4]	3,581	3,466
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,4]	7,921	8,028
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[1,4]	22,390	20,592
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,4]	3,398	3,111
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,4]	1,211	1,113
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[1,4]	5,000	4,545
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[1,4]	4,434	4,430
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028[1,4]	10,532	10,606
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,4]	49,213	49,979
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[1,4]	8,202	8,211
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[1,4]	12,830	12,950
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,4]	40,430	41,416
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[1,4]	4,925	5,091
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,4]	18,192	18,327
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030[1,4]	3,347	3,357
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030[1,4]	19,000	19,036
The Bond Fund of America — Page 67 of 88

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030[1,4]	USD3,970	$3,970
Bain Capital Credit CLO, Ltd., Series 2020-2, Class AR, (3-month USD CME Term SOFR + 1.432%) 6.741% 7/19/2034[1,3,4]	3,470	3,472
Bain Capital Credit CLO, Ltd., Series 2022-4, Class A2, (3-month USD CME Term SOFR + 1.96%) 7.274% 7/16/2035[1,3,4]	5,000	5,002
Bain Capital Credit CLO, Ltd., Series 2023-3, Class D, (3-month USD CME Term SOFR + 5.25%) 10.569% 7/24/2036[1,3,4]	500	508
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.714% 2/20/2036[1,3,4]	15,000	14,993
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[1]	1,020	1,018
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[1,4]	36	36
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,4]	4,310	4,194
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,4]	673	642
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[1,4]	914	831
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,4]	397	388
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,4]	1,533	1,426
Bardin Hill CLO, Ltd., Series 2021-2, Class C, (3-month USD CME Term SOFR + 2.702%) 8.026% 10/25/2034[1,3,4]	1,240	1,204
Barings Middle Market CLO, Ltd., Series 2021-I, Class A1, ((3-month USD CME Term SOFR + 0.262%) + 1.55%) 7.129% 7/20/2033[1,3,4]	1,000	998
Battalion CLO, Ltd., Series 2017-11, Class AR, (3-month USD CME Term SOFR + 1.412%) 6.73% 4/24/2034[1,3,4]	2,000	1,988
Battalion CLO, Ltd., Series 2021-21, Class C, (3-month USD CME Term SOFR + 2.362%) 7.676% 7/15/2034[1,3,4]	1,000	988
Battalion CLO, Ltd., Series 2016-10, Class A1R2, (3-month USD CME Term SOFR + 1.432%) 6.75% 1/25/2035[1,3,4]	3,125	3,117
Battalion CLO, Ltd., Series 2022-23A, Class A, (3-month USD CME Term SOFR + 1.44%) 6.754% 5/19/2036[1,3,4]	8,000	8,003
Battalion CLO, Ltd., Series 2024-25, Class C, (3-month USD CME Term SOFR + 2.50%) 7.164% 3/13/2037[1,3,4]	2,400	2,398
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.518% 7/20/2035[1,3,4]	3,703	3,735
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,4]	17,131	15,103
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,4]	2,173	1,894
Blackrock Elbert CLO V, LLC, Series 5, Class AR, (3-month USD CME Term SOFR + 1.85%) 7.179% 6/15/2034[1,3,4]	2,400	2,389
Blackrock Mt. Hood CLO X, LLC, Series 2023-1, Class A1, (3-month USD CME Term SOFR + 2.50%) 7.916% 4/20/2035[1,3,4]	3,000	3,011
BlueMountain CLO, Ltd., Series 2022-35A, Class A, (3-month USD CME Term SOFR + 1.55%) 6.868% 7/22/2035[1,3,4]	3,000	3,005
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[1,4]	6,123	6,129
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A2, 6.68% 7/15/2027[1,4]	6,275	6,263
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	6,283	6,345
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	5,539	5,531
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[1]	5,517	5,518
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[1]	5,660	5,663
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[1]	6,201	6,195
Canyon Capital CLO, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 8.926% 4/15/2034[1,3,4]	577	571
Carlyle Global Market Strategies, Series 2021-6A, Class A1, (3-month USD CME Term SOFR + 1.422%) 6.736% 7/15/2034[1,3,4]	250	250
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[1]	275	275
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]	4,063	4,061
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[1]	580	553
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[1]	568	542
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028[1]	547	548
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,4]	1,870	1,878
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60% 3/10/2028[1,4]	8,430	8,438
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,4]	1,939	1,951
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	696	659
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[1]	3,896	3,704
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029[1,4]	2,515	2,535
The Bond Fund of America — Page 68 of 88

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,4]	USD1,210	$1,224
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,4]	85,920	75,808
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[1,4]	13,872	12,035
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[1,4]	3,632	3,159
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,4]	2,046	1,889
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,4]	80,144	74,978
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,4]	15,643	13,471
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,4]	9,080	8,363
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,4]	989	816
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,4]	69,912	63,284
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[1,4]	5,694	5,020
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,4]	99,103	96,768
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,4]	43,496	42,319
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029[1,4]	2,971	2,977
Chase Auto Owner Trust, Series 2024-1, Class A4, 5.05% 10/25/2029[1,4]	4,538	4,557
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,4]	2,066	2,079
CIFC Funding, Ltd., CLO, Series 2022-4, Class B, (3-month USD CME Term SOFR + 2.00%) 7.314% 7/16/2035[1,3,4]	10,000	10,011
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,4]	11,631	11,743
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,4]	5,676	5,763
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,4]	429	386
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,4]	6,760	6,099
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[1,4]	3,092	2,787
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,4]	798	722
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,4]	4,766	4,312
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[1,4]	9,589	8,520
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[1,4]	1,031	897
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[1,4]	335	335
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[1,4]	831	830
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,4]	2,557	2,561
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[1,4]	970	951
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,4]	10,636	10,669
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[1,4]	5,348	5,352
CPS Auto Receivables Trust, Series 2024-A, Class A, 5.71% 9/15/2027[1,4]	6,760	6,759
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,4]	1,667	1,669
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[1,4]	13,609	13,533
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[1,4]	18,032	17,762
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,4]	2,352	2,339
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029[1,4]	3,525	3,556
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[1,4]	3,866	3,896
CPS Auto Receivables Trust, Series 2023-C, Class D, 6.77% 10/15/2029[1,4]	3,489	3,572
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[1,4]	1,781	1,780
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,4]	2,268	2,273
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,4]	982	987
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[1,4]	1,366	1,357
Crestline Denali CLO XVII, LLC, Series 2018-1, Class C, (3-month USD CME Term SOFR + 2.612%) 7.926% 10/15/2031[1,3,4]	2,000	2,004
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.294%) 5.62% 7/15/2035[1,3]	542	520
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 5.58% 1/15/2037[1,3]	963	879
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 5.59% 2/15/2037[1,3]	1,411	1,333
Diameter Capital CLO, Series 2023-5, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.164% 10/15/2036[1,3,4]	3,333	3,347
Diameter Capital CLO, Series 2023-5, Class A2, (3-month USD CME Term SOFR + 2.40%) 7.714% 10/15/2036[1,3,4]	4,286	4,311
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[1]	59,645	58,834
The Bond Fund of America — Page 69 of 88

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[1]	USD5,007	$5,004
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 5/15/2028[1]	5,079	5,045
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[1]	7,271	7,046
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[1]	7,379	7,369
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[1]	13,119	13,146
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[1,4]	452	450
DriveTime Auto Owner Trust, Series 2021-1, Class C, 0.84% 10/15/2026[1,4]	509	505
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,4]	1,242	1,197
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[1,4]	1,485	1,472
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,4]	2,495	2,396
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[1,4]	1,117	1,116
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,4]	2,503	2,504
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027[1,4]	2,750	2,758
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,4]	2,681	2,671
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028[1,4]	8,340	8,446
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,4]	5,863	5,914
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,4]	6,061	6,213
Dryden Senior Loan Fund, CLO, Series 2014-36, Class AR3, (3-month USD CME Term SOFR + 1.282%) 6.596% 4/15/2029[1,3,4]	3,327	3,331
Dryden Senior Loan Fund, CLO, Series 2015-38, Class ARR, (3-month USD CME Term SOFR + 1.15%) 6.481% 7/15/2030[1,3,4]	16,387	16,390
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD CME Term SOFR + 1.232%) 6.546% 4/15/2031[1,3,4]	17,237	17,262
Dryden Senior Loan Fund, CLO, Series 2022-94A, Class A, (3-month USD CME Term SOFR + 1.44%) 6.754% 7/15/2037[1,3,4]	1,000	1,002
Eaton Vance CDO, Ltd., CLO, Series 2020-2A, Class AR, (3-month USD CME Term SOFR + 1.412%) 6.726% 1/15/2035[1,3,4]	1,100	1,101
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,4]	995	885
Elmwood CLO 18, Ltd., Series 2022-5, Class AR, (3-month USD CME Term SOFR + 1.65%) 6.967% 7/17/2033[1,3,4]	11,500	11,544
Elmwood CLO X, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.302%) 6.619% 10/20/2034[1,3,4]	2,000	2,003
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[1,4]	5,938	5,804
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,4]	3,629	3,591
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[1,4]	1,263	1,266
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,4]	8,605	8,596
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[1,4]	7,337	7,327
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[1,4]	1,111	1,109
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58% 9/15/2025[1,4]	2,494	2,480
Exeter Automobile Receivables Trust, Series 2023-3, Class A2, 6.11% 9/15/2025[1]	596	596
Exeter Automobile Receivables Trust, Series 2020-1, Class D, 2.73% 12/15/2025[1,4]	1,368	1,355
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[1,4]	568	567
Exeter Automobile Receivables Trust, Series 2023-1, Class A3, 5.58% 4/15/2026[1]	436	436
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[1]	1,003	996
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[1]	552	552
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[1]	9,298	9,271
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]	2,792	2,783
Exeter Automobile Receivables Trust, Series 2023-5, Class A3, 6.32% 3/15/2027[1]	6,627	6,675
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[1]	16,131	15,351
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[1]	3,483	3,477
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]	2,548	2,550
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[1]	1,705	1,710
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028[1]	20,900	20,926
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[1]	6,335	6,375
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[1]	3,075	3,096
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	7,739	7,559
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[1]	9,801	9,774
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[1]	USD6,194	$6,147
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029[1]	1,913	1,995
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[1]	5,584	5,674
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029[1]	15,785	15,801
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]	3,227	3,271
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030[1]	15,959	15,997
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[1]	10,143	10,117
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[1]	21,364	21,356
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,4]	1,150	1,221
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 3/15/2027[1,4]	950	917
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028[1,4]	6,194	6,244
FirstKey Homes Trust, Series 2020-SFR1, Class A, 1.339% 9/17/2025[1,4]	13,017	12,268
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,4]	19,449	18,207
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,4]	8,664	8,406
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,4]	2,275	2,276
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,4]	2,211	2,216
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,4]	3,215	3,238
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,4]	1,800	1,820
Ford Credit Auto Lease Trust, Series 2023-A, Class A3, 4.94% 3/15/2026[1]	1,244	1,240
Ford Credit Auto Lease Trust, Series 2023-A, Class A4, 4.83% 5/15/2026[1]	1,108	1,101
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[1]	11,899	11,888
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[1]	2,844	2,832
Ford Credit Auto Owner Trust, Series 2019-2, Class A, 3.06% 4/15/2026[1]	10,000	9,989
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,4]	19,385	19,034
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,4]	47,950	46,549
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033[1,4]	21,970	20,362
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,4]	15,800	15,730
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,4]	85,137	86,264
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,4]	25,883	25,781
Fortress Credit BSL, Ltd., CLO, Series 2022-2, Class C1, (3-month USD CME Term SOFR + 4.45%) 9.748% 10/18/2033[1,3,4]	2,000	2,003
Fortress Credit Opportunities CLO, LLC, Series 2018-11, Class A1T, (3-month USD CME Term SOFR + 1.562%) 6.876% 4/15/2031[1,3,4]	1,316	1,315
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,4]	1,171	1,072
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,4]	595	532
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,4]	6,161	5,481
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,4]	208	172
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,4]	6,608	6,224
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,4]	955	881
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,4]	45,720	40,906
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,4]	32,534	29,285
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,4]	2,634	2,303
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[1,4]	14,848	14,896
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[1,4]	3,901	3,895
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027[1,4]	2,129	2,126
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,4]	10,153	10,166
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[1,4]	8,929	8,923
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,4]	3,969	3,991
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,4]	3,589	3,631
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[1,4]	12,145	12,152
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[1,4]	9,610	9,623
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37% 6/15/2028[1,4]	4,171	4,202
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030[1,4]	9,035	8,994
GM Financial Automobile Leasing Trust, Series 2020-4, Class C, 1.05% 5/18/2026[1]	3,700	3,617
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]	3,143	3,147
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]	USD711	$713
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,4]	35,338	35,583
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,4]	42,166	43,537
GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.98% 12/11/2036[1,4]	13,327	13,405
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[1]	854	852
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029[1,4]	14,098	14,172
GoldenTree Loan Opportunities X, Ltd., CLO, Series 2015-10, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.699% 7/20/2031[1,3,4]	9,956	9,969
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.63% 1/18/2031[1,3,4]	5,666	5,669
Golub Capital BDC 3 CLO 1, LLC, Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.862%) 7.176% 4/15/2033[1,3,4]	4,000	3,994
Golub Capital Partners CLO, Ltd., Series 2016-31, Class CR, (3-month USD CME Term SOFR + 3.162%) 8.434% 8/5/2030[1,3,4]	1,000	1,003
Golub Capital Partners CLO, Ltd., Series 2014-21, Class AR, (3-month USD CME Term SOFR + 1.732%) 7.056% 1/25/2031[1,3,4]	2,305	2,308
Golub Capital Partners Static Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 6.852% 4/20/2033[1,3,4]	17,308	17,308
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class C, (3-month USD CME Term SOFR + 2.30%) 7.602% 4/20/2033[1,3,4]	9,620	9,620
Greywolf CLO, Ltd., Series 2013-1A, Class B1RR, ((3-month USD CME Term SOFR + 2.60%) + 2.30%) 7.876% 4/15/2034[1,3,4]	500	497
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.681% 7/28/2031[1,3,4]	3,916	3,920
Guggenheim CLO, Ltd., Series 2022-2, Class D, (3-month USD CME Term SOFR + 5.95%) 11.264% 1/15/2035[1,3,4]	1,000	1,020
Gulf Stream Meridian 1, Ltd., CLO, Series 2021-4, Class A1, (3-month USD CME Term SOFR + 1.462%) 6.776% 7/15/2034[1,3,4]	3,000	3,004
Halcyon Loan Advisors Funding, Ltd., Series 2018-2, Class C, (3-month USD CME Term SOFR + 3.662%) 8.979% 1/22/2031[1,3,4]	714	710
HalseyPoint CLO II, Ltd., Series 2020-2A, Class A1, (3-month USD CME Term SOFR + 2.122%) 7.439% 7/20/2031[1,3,4]	2,511	2,513
Henderson Receivables, LLC, Series 2006-3A, Class A1, (1-month USD CME Term SOFR + 0.314%) 5.64% 9/15/2041[1,3,4]	290	284
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,4,7]	50,483	50,483
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,4]	52,896	51,657
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,4]	6,931	6,765
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,4]	3,902	3,811
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[1,4]	38,456	37,100
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[1,4]	2,237	2,150
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[1,4]	943	907
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[1,4]	17,787	17,393
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,4]	2,352	2,390
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,4]	78,330	71,574
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,4]	6,275	5,723
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,4]	3,138	2,868
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028[1,4]	2,817	2,872
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028[1,4]	4,162	4,262
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,4]	8,361	7,692
Hertz Vehicle Financing III, LLC, Series 2022-5, Class D, 6.78% 9/25/2028[1,4]	6,271	6,039
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[1,4]	8,409	8,725
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030[1,4]	3,231	3,361
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030[1,4]	2,055	2,164
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD CME Term SOFR + 1.045%) 6.374% 1/25/2035[1,3]	84	83
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]	1,426	1,423
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
HPS Loan Management 6-2015, Ltd., Series 6A-2015, Class A1R, (3-month USD CME Term SOFR + 1.262%) 6.534% 2/5/2031[1,3,4]	USD3,484	$3,485
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[1,4]	3,562	3,549
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[1]	1,472	1,473
Hyundai Auto Receivables Trust, Series 2024-A, Class A4, 4.92% 1/15/2031[1]	2,195	2,191
ICG US CLO, Ltd., Series 2017-1, Class ARR, (3-month USD CME Term SOFR + 1.432%) 6.751% 7/28/2034[1,3,4]	4,000	3,976
Ivy Hill Middle Market Credit Fund, Ltd., CLO, Series 18, Class C, (3-month USD CME Term SOFR + 2.962%) 8.279% 4/22/2033[1,3,4]	1,000	994
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 6.53% 4/20/2032[1,3,4]	24,613	24,613
Jamestown CLO Ltd., Series 2019-1, Class A2AR, (3-month USD CME Term SOFR + 1.65%) 6.98% 4/20/2032[1,3,4]	18,500	18,517
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 7.18% 4/20/2032[1,3,4]	9,565	9,565
Juniper Valley Park CLO, Ltd., Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.168% 7/20/2035[1,3,4]	17,438	17,472
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 6.756% 1/15/2031[1,3,4]	17,609	17,651
KKR Financial CLO, Ltd., Series 2017, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.656% 4/15/2034[1,3,4]	3,000	3,001
KKR Financial CLO, Ltd., Series 22-42A, Class B, (3-month USD CME Term SOFR + 2.05%) 7.368% 7/20/2034[1,3,4]	15,000	15,010
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[1,4]	1,426	1,416
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,4]	4,542	4,539
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,4]	1,804	1,763
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,4]	3,513	3,505
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,4]	6,324	6,313
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,4]	4,254	4,259
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,4]	2,901	2,904
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,4]	3,145	3,170
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,4]	927	935
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[1,4]	2,278	2,271
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,4]	21,187	21,132
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,4]	4,473	4,453
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,4]	6,005	6,067
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028[1,4]	1,164	1,160
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,4]	9,891	9,852
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,4]	5,058	5,137
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[1,4]	1,598	1,595
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029[1,4]	1,932	1,933
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,4]	4,131	4,182
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[1,4]	981	1,001
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,4]	3,430	3,490
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,4]	895	896
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031[1,4]	1,190	1,194
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 6.656% 7/16/2031[1,3,4]	9,972	9,981
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.579% 7/21/2030[1,3,4]	4,783	4,792
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD CME Term SOFR + 1.402%) 6.711% 4/19/2034[1,3,4]	250	250
Madison Park Funding, Ltd., CLO, Series 2020-45A, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.696% 7/15/2034[1,3,4]	500	500
Marathon CLO, Ltd., Series 2019-1, Class A2R2, (3-month USD CME Term SOFR + 1.95%) 7.259% 4/15/2032[1,3,4]	6,000	6,000
Marathon CLO, Ltd., Series 2019-1, Class BLR, (3-month USD CME Term SOFR + 2.65%) 7.959% 4/15/2032[1,3,4]	3,000	3,008
Marathon CLO, Ltd., Series 2019-2, Class BAR, (3-month USD CME Term SOFR + 2.70%) 8.018% 1/20/2033[1,3,4]	1,286	1,287
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Marble Point CLO, Ltd., Series 2018-2, Class A12R, (3-month USD CME Term SOFR + 1.20%) 6.531% 1/20/2032[1,3,4]	USD20,000	$20,000
Marble Point CLO, Ltd., Series 2020-1, Class D, (3-month USD CME Term SOFR + 4.012%) 9.329% 4/20/2033[1,3,4]	1,500	1,457
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029[1]	2,158	2,150
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[1,4]	9,986	10,054
MidOcean Credit CLO, Series 2018-9, Class D, (3-month USD CME Term SOFR + 3.562%) 8.879% 7/20/2031[1,3,4]	2,500	2,464
MidOcean Credit CLO, Series 2019-10, Class A1R, (3-month USD CME Term SOFR + 1.492%) 6.807% 10/23/2034[1,3,4]	1,000	1,001
MidOcean Credit CLO, Series 2023-12, Class A1R, (3-month USD CME Term SOFR + 1.34%) 6.67% 4/18/2036[1,3,4]	2,500	2,500
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,7,11]	6,581	6,576
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,7,11]	1,050	1,049
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,4]	22,893	23,091
Monroe Capital MML CLO X, LLC, Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.87%) 7.189% 5/20/2034[1,3,4]	1,540	1,535
Monroe Capital MML CLO XI, Ltd., Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.811%) 7.131% 5/20/2033[1,3,4]	2,500	2,491
Monroe Capital MML CLO XI, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.762%) 7.087% 9/14/2033[1,3,4]	3,500	3,475
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,4]	4,683	4,110
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[1,4]	4,518	3,953
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,4]	23,509	20,679
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,4]	8,939	7,736
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[1,4]	2,998	2,563
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,4]	5,523	4,837
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,4]	21,634	19,339
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,4]	2,236	2,027
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,4]	25,236	22,834
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,4]	56,480	51,426
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.183% 4/20/2062[1,3,4]	16,537	16,413
Neuberger Berman CLO, Ltd., Series 2018-29, Class C, (3-month USD CME Term SOFR + 2.412%) 7.721% 10/19/2031[1,3,4]	1,000	1,000
Neuberger Berman CLO, Ltd., Series 2022-49A, Class A, (3-month USD CME Term SOFR + 1.42%) 1.42% 7/25/2034[1,3,4]	2,100	2,100
Neuberger Berman Loan Advisers LaSalle Street Lending CLO Ltd., Series 2023-1, Class D1, (3-month USD CME Term SOFR + 5.00%) 10.325% 10/25/2036[1,3,4]	1,000	1,013
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,4]	305,300	267,812
Newark BSL CLO 1, Ltd., Series 2016-1A, Class A1R, (3-month USD CME Term SOFR + 1.362%) 6.681% 12/21/2029[1,3,4]	863	863
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.556% 7/25/2030[1,3,4]	1,831	1,833
Nissan Auto Lease Trust, Series 2023-A, Class A3, 4.91% 1/15/2026[1]	1,074	1,070
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[1]	4,270	4,336
Northwoods Capital, Ltd., CLO, Series 2018-11B, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.671% 4/19/2031[1,3,4]	2,376	2,378
Ocean Trails CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.318% 1/20/2035[1,3,4]	19,600	19,684
Ocean Trails CLO, Series 2023-14, Class B1, (3-month USD CME Term SOFR + 2.75%) 8.068% 1/20/2035[1,3,4]	500	503
Ocean Trails CLO, Series 2022-12A, Class A2, (3-month USD CME Term SOFR + 1.80%) 7.118% 7/20/2035[1,3,4]	8,000	7,926
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.679% 7/20/2031[1,3,4]	10,028	10,046
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 6.587% 4/10/2033[1,3,4]	USD2,000	$1,999
OCP CLO, Ltd., Series 2023-29, Class C, (3-month USD CME Term SOFR + 3.10%) 8.43% 1/20/2035[1,3,4]	1,800	1,801
OCP CLO, Ltd., Series 2023-29, Class D, (3-month USD CME Term SOFR + 5.00%) 10.33% 1/20/2035[1,3,4]	3,000	3,007
OCP CLO, Ltd., Series 2023-28, Class D, (3-month USD CME Term SOFR + 5.35%) 10.664% 7/16/2036[1,3,4]	500	509
Octagon 64, Ltd., CLO, Series 2022-1A, Class B1, (3-month USD CME Term SOFR + 2.10%) 7.418% 7/21/2037[1,3,4]	1,000	1,001
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[1,4]	15,641	15,535
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 5/17/2027[1,4]	700	696
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,4]	1,959	1,895
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,4]	10,824	10,270
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.479% 4/20/2029[1,3,4]	833	835
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.381% 5/20/2029[1,3,4]	326	326
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.379% 7/20/2029[1,3,4]	2,364	2,365
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.376% 10/15/2029[1,3,4]	6,986	6,977
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.976% 10/15/2029[1,3,4]	856	855
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 6.364% 4/15/2030[1,3,4]	8,262	8,262
Palmer Square Loan Funding, CLO, Series 2022-2A, Class A1, (3-month USD CME Term SOFR + 1.27%) 6.584% 10/15/2030[1,3,4]	306	306
Palmer Square Loan Funding, CLO, Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.70%) 7.018% 7/20/2031[1,3,4]	10,905	10,910
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 7.069% 7/24/2031[1,3,4]	3,881	3,882
Palmer Square Loan Funding, CLO, Series 2022-4, Class C, (3-month USD CME Term SOFR + 4.50%) 9.819% 7/24/2031[1,3,4]	3,000	3,002
Palmer Square Loan Funding Ltd., CLO, Series 2022-3, Class A1AR, (3-month USD CME Term SOFR + 1.10%) 6.421% 4/15/2031[1,3,4]	22,500	22,500
Parallel, Ltd., Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.482%) 6.799% 7/20/2034[1,3,4]	5,000	4,993
Park Blue CLO, Ltd., Series 2022-1, Class A1, (3-month USD CME Term SOFR + 2.45%) 7.768% 10/20/2034[1,3,4]	1,500	1,508
PFS Financing Corp., Series 2021-B, Class A, 0.77% 8/17/2026[1,4]	35,117	34,464
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[1,4]	862	852
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.469% 8/16/2027[1,3,4]	10,757	10,828
PFS Financing Corp., Series 2024-A, Class A, (30-day Average USD-SOFR + 0.85%) 6.175% 1/15/2028[1,3,4]	14,516	14,602
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,4]	12,000	12,139
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,4]	35,047	35,120
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[1,4]	6,434	6,498
Pikes Peak CLO, Series 2022-11, Class A2, (3-month USD CME Term SOFR + 2.20%) 7.525% 7/25/2034[1,3,4]	7,000	7,006
Post CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.462%) 6.776% 10/15/2034[1,3,4]	3,050	3,043
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[1,4]	3,786	3,783
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[1,4]	1,785	1,785
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028[1,4]	2,044	2,049
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029[1,4]	3,728	3,742
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[1,4]	5,777	5,814
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.694% 7/25/2051[1,3,4]	1,631	1,620
Prosper Marketplace Issuance Trust, Series 2024-1, Class A, 6.12% 8/15/2029[1,4]	3,450	3,458
RAD CLO, Ltd., Series 2020-7, Class A1R, (3-month USD CME Term SOFR + 1.35%) 6.669% 4/17/2036[1,3,4]	15,000	15,000
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.919% 4/17/2036[1,3,4]	3,000	3,000
Reach Financial, LLC, Series 2023-1, Class A, 7.05% 2/18/2031[1,4]	2,434	2,441
Regatta VI Funding, Ltd., CLO, Series 2016-1, Class AR2, (3-month USD CME Term SOFR + 1.422%) 6.739% 4/20/2034[1,3,4]	3,000	3,004
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Regatta XVI Funding, Ltd., Series 2019-2, Class D, (3-month USD CME Term SOFR + 4.162%) 9.476% 1/15/2033[1,3,4]	USD2,000	$2,000
Regatta XXII Funding, Ltd., Series 2022-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 7.818% 7/20/2035[1,3,4]	3,500	3,503
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,4]	3,465	3,446
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD CME Term SOFR + 0.244%) 5.574% 5/25/2036[1,3]	1	1
Rockford Tower CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.262%) 8.579% 7/20/2034[1,3,4]	2,002	1,960
Rockford Tower CLO, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.10%) 7.418% 7/20/2035[1,3,4]	10,000	10,009
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[1]	147	147
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[1]	933	933
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[1]	282	282
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	4,508	4,469
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]	557	557
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[1]	6,546	6,355
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[1]	1,466	1,460
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[1]	7,003	6,749
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[1]	10,674	10,707
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]	1,309	1,315
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	1,902	1,902
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[1]	5,490	5,514
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028[1]	7,609	7,631
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[1]	5,270	5,348
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028[1]	3,536	3,575
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]	5,663	5,598
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[1]	4,624	4,574
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[1]	2,556	2,553
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]	4,957	4,996
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[1]	2,142	2,141
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[1]	3,968	3,926
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[1]	5,960	6,011
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	2,368	2,417
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,4]	11,968	11,973
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,4]	8,926	8,942
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,4]	4,569	4,592
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,4]	2,641	2,670
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[1,4]	2,244	2,269
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[1,4]	3,578	3,640
Signal Peak CLO, LLC, Series 2015-1, (3-month USD CME Term SOFR + 1.242%) 6.559% 4/20/2029[1,3,4]	618	618
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[1,4]	14,902	13,040
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[1,4]	2,743	2,336
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,4]	3,664	3,700
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.869% 11/15/2052[1,3,4]	2,843	2,870
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,4]	4,093	3,614
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,4]	11,832	10,513
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.656% 4/15/2030[1,3,4]	1,006	1,006
Sound Point CLO, Ltd., Series 2020-3, Class D, (3-month USD CME Term SOFR + 3.912%) 9.236% 1/25/2032[1,3,4]	2,500	2,459
Sound Point CLO, Ltd., Series 2021-1, Class C1, (3-month USD CME Term SOFR + 2.562%) 7.886% 4/25/2034[1,3,4]	2,000	1,971
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Sound Point CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.616%) 7.826% 7/15/2034[1,3,4]	USD1,000	$993
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,4]	15,496	14,415
Steele Creek CLO, Ltd., Series 2019-2, Class D, (3-month USD CME Term SOFR + 4.612%) 9.926% 7/15/2032[1,3,4]	3,000	2,936
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,4]	1,748	1,607
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,4]	3,481	3,240
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,4]	4,646	4,232
Stratus Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.062%) 6.379% 12/29/2029[1,3,4]	236	236
Stratus Static CLO, Ltd., Series 2022-3, Class AR, (3-month USD CME Term SOFR + 1.30%) 6.623% 10/20/2031[1,3,4]	10,731	10,730
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,4]	8,918	8,396
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.518% 4/20/2035[1,3,4]	23,500	23,520
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 6.749% 4/20/2036[1,3,4]	29,500	29,500
Sycamore Tree CLO, Ltd., Series 2023-4, Class D, (3-month USD CME Term SOFR + 5.55%) 10.818% 10/20/2036[1,3,4]	2,000	2,061
Sycamore Tree CLO, Ltd., Series 2023-2, Class DR, (3-month USD CME Term SOFR + 4.50%) 9.823% 1/20/2037[1,3,4]	3,000	3,050
Symphony CLO, Ltd., Series 2020-24, Class D, (3-month USD CME Term SOFR + 3.662%) 8.977% 1/23/2032[1,3,4]	1,250	1,240
Symphony CLO, Ltd., Series 2023-39, Class B, (3-month USD CME Term SOFR + 2.30%) 7.712% 4/25/2034[1,3,4]	3,000	3,007
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 6.416% 10/25/2029[1,3,4]	1,693	1,694
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]	42,659	43,088
Synchrony Card Issuance Trust, Series 2024-A1, Class A, 5.04% 3/15/2030[1]	9,443	9,452
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,4]	14,634	13,323
TCW CLO, Ltd., Series 2019-1, Class DR, (3-month USD CME Term SOFR + 3.932%) 9.257% 8/16/2034[1,3,4]	1,500	1,462
TCW Gem, Ltd., CLO, Series 2020-1, Class DRR, (3-month USD CME Term SOFR + 3.662%) 8.979% 4/20/2034[1,3,4]	750	724
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,4]	11,247	10,526
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045[1,4]	4,524	4,308
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,4]	9,632	8,761
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045[1,4]	1,976	1,798
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,4]	25,277	22,687
TICP CLO, Ltd., Series 2019-14, Class A1R, (3-month USD CME Term SOFR + 1.342%) 6.659% 10/20/2032[1,3,4]	1,000	1,001
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 5/22/2034[1,4]	1,580	1,590
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045[1,4]	1,329	1,213
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[1,4]	7,250	7,218
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[1,4]	5,335	5,094
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[1,3,4]	27,912	25,875
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,4]	39,268	39,384
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]	2,489	2,493
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028[1]	2,761	2,752
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[1,4]	8,711	8,701
Tralee CDO, Ltd., Series 2021-7, Class D, (3-month USD CME Term SOFR + 3.442%) 8.766% 4/25/2034[1,3,4]	1,000	959
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 7.062% 1/25/2036[1,3,4]	45,000	45,019
Trimaran Advisors CAVU, CLO, Series 2019-2, Class C, (3-month USD CME Term SOFR + 4.982%) 10.28% 11/26/2032[1,3,4]	1,265	1,267
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 6.693% 4/25/2033[1,3,4]	3,052	3,052
Trinitas CLO, Ltd., Series 2020-12, Class B1R, (3-month USD CME Term SOFR + 2.00%) 7.323% 4/25/2033[1,3,4]	6,000	6,000
Trinitas CLO, Ltd., Series 2020-12, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.923% 4/25/2033[1,3,4]	3,000	3,005
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 11.508% 7/20/2036[1,3,4]	1,500	1,538
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,4]	11,665	10,456
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,4]	USD11,801	$10,375
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,4]	860	735
TSTAT 2022-1, Ltd., Series 2022-1, Class A2R, (3-month USD CME Term SOFR + 1.90%) 7.218% 7/20/2031[1,3,4]	14,971	14,980
TSTAT 2022-1, Ltd., Series 2022-1, Class BR, (3-month USD CME Term SOFR + 2.35%) 7.668% 7/20/2031[1,3,4]	21,000	21,014
TSTAT 2022-1, Ltd., Series 2022-1, Class CR, (3-month USD CME Term SOFR + 2.85%) 8.168% 7/20/2031[1,3,4]	2,500	2,502
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 6.948% 10/20/2034[1,3,4]	10,000	10,027
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 6.559% 9/7/2030[1,3,4]	607	607
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 6.63% 7/18/2031[1,3,4]	1,473	1,473
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[1,6]	2,425	2,420
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]	8,677	8,635
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	11,419	11,393
Vibrant CLO, Ltd., Series 2017-7, Class A1R, (3-month USD CME Term SOFR + 1.302%) 6.619% 9/15/2030[1,3,4]	2,609	2,610
Vibrant CLO, Ltd., Series 2023-16, Class A2, (3-month USD CME Term SOFR + 2.80%) 8.114% 4/15/2036[1,3,4]	2,000	2,012
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027[1,4]	2,064	2,068
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[1,4]	3,306	3,312
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030[1,4]	3,075	3,086
Wellfleet CLO, Ltd., Series 2022-1, Class A2, (3-month USD CME Term SOFR + 1.95%) 7.264% 4/15/2034[1,3,4]	5,000	4,993
Wellfleet CLO, Ltd., Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.85%) 8.167% 4/15/2034[1,3,4]	1,100	1,100
Wells Fargo Card Issuance Trust, Series 2024-A1, Class A, 4.94% 2/15/2029[1]	17,386	17,406
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[1,4]	5,438	5,383
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[1,4]	300	299
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[1,4]	8,928	8,814
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[1,4]	679	679
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[1,4]	8,825	8,464
Westlake Automobile Receivables Trust, Series 2023-4, Class A2, 6.23% 1/15/2027[1,4]	12,426	12,489
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,4]	12,615	12,647
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[1,4]	5,523	5,358
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027[1,4]	4,920	4,919
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,4]	13,490	13,570
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027[1,4]	3,231	3,231
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[1,4]	4,531	4,571
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,4]	1,062	1,060
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,4]	2,059	2,059
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,4]	13,431	13,509
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,4]	15,698	15,803
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028[1,4]	4,024	4,100
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[1,4]	8,365	8,375
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,4]	8,740	8,844
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[1,4]	11,241	11,283
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[1,4]	2,450	2,455
Wind River CLO Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 6.498% 10/20/2030[1,3,4]	40,996	40,996
Wind River CLO Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 7.098% 10/20/2030[1,3,4]	22,000	22,000
Wind River CLO, Ltd., Series 2021-3A, Class A, (3-month USD CME Term SOFR + 1.412%) 6.729% 7/20/2033[1,3,4]	311	311
Wind River CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.25%) 7.564% 1/15/2035[1,3,4]	2,000	1,941
The Bond Fund of America — Page 78 of 88

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Wind River CLO, Ltd., Series 2022-1A, Class A, (3-month USD CME Term SOFR + 1.53%) 6.848% 7/20/2035[1,3,4]	USD5,000	$5,006
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]	2,033	2,036
		4,492,571
Bonds & notes of governments & government agencies outside the U.S. 0.80%
British Columbia (Province of) 4.20% 7/6/2033	23,570	22,881
Colombia (Republic of) 7.50% 2/2/2034	17,480	17,907
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR77,550	76,473
Greece (Hellenic Republic of) 0.75% 6/18/2031	68,950	63,204
Greece (Hellenic Republic of) 4.25% 6/15/2033	176,100	204,655
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR309,196,000	19,932
Indonesia (Republic of), Series 100, 6.625% 2/15/2034	83,964,000	5,255
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	377,840,000	26,697
Indonesia Asahan Aluminium (Persero) PT 6.53% 11/15/2028	USD8,528	8,889
Indonesia Asahan Aluminium (Persero) PT 6.53% 11/15/2028[4]	1,867	1,946
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030	23,000	22,744
Indonesia Asahan Aluminium (Persero) PT 6.757% 11/15/2048[4]	655	696
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050	3,000	2,833
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050[4]	2,690	2,540
Israel (State of) 5.375% 3/12/2029	4,000	4,012
Panama (Republic of) 3.75% 4/17/2026	10,772	10,328
Panama (Republic of) 2.252% 9/29/2032	1,462	1,047
Peru (Republic of) 2.783% 1/23/2031	18,960	16,269
PETRONAS Capital, Ltd. 3.50% 4/21/2030[4]	4,450	4,089
PETRONAS Capital, Ltd. 4.55% 4/21/2050[4]	5,695	5,058
United Mexican States 6.35% 2/9/2035	253	261
United Mexican States 6.00% 5/7/2036	133,950	134,527
United Mexican States 5.00% 4/27/2051	5,100	4,303
United Mexican States 4.40% 2/12/2052	229	175
United Mexican States 6.338% 5/4/2053	4,895	4,842
United Mexican States 3.75% 4/19/2071	465	297
		661,860
Municipals 0.50% California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	2,685	2,266
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 11/15/2045	475	472
Illinois 0.41%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	14,400	14,316
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	57,980	54,493
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	5,770	5,497
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	13,760	12,708
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	241,540	240,008
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	4,844	5,104
The Bond Fund of America — Page 79 of 88

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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 4.64% 5/15/2050 (put 5/15/2025)[3]	USD6,275	$6,274
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 4/1/2046	310	308
		338,708
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2016-A, 4.00% 7/1/2046	165	164
Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 11/15/2035	320	318
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 9/1/2044	105	105
Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 6/1/2042	150	149
Michigan 0.01%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047	4,185	4,133
Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 1/1/2041	60	60
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	1,240	1,228
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 1/1/2046	590	583
		1,871
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 5/1/2038	230	228
Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 9/1/2045	55	55
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 9/1/2046	785	774
		829
New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2/15/2029	4,400	4,719
New York 0.00%
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 10/1/2030	365	363
Ohio 0.03%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	23,925	20,847
The Bond Fund of America — Page 80 of 88

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Bonds, notes & other debt instruments (continued) Municipals (continued) South Carolina 0.00%	Principal amount (000)	Value (000)
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 7/1/2036	USD245	$243
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 7/1/2041	390	388
		631
Tennessee 0.00%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045	345	341
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 7/1/2045	520	516
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 1/1/2046	830	822
		1,679
Texas 0.01%
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	8,155	6,017
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 1/1/2045	375	373
Wisconsin 0.03%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 9/1/2045	165	164
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 3/1/2046	415	409
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	28,390	26,616
		27,189
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 6/1/2045	70	70
Total municipals		411,131
Federal agency bonds & notes 0.01%
Korea National Oil Corp. 3.25% 7/10/2024	2,000	1,987
Korea National Oil Corp. 2.125% 4/18/2027	2,069	1,898
Korea National Oil Corp. 2.625% 4/18/2032	3,000	2,517
		6,402
Preferred securities 0.00% Financials 0.00%
Huntington Bancshares, Inc., Series F, 5.625% preferred depositary shares (10-year UST Yield Curve Rate T Note Constant Maturity + 4.945% on 7/15/2030)[6]	1,476	1,350
Total bonds, notes & other debt instruments (cost: $81,765,585,000)		79,693,952
Common stocks 0.04% Health care 0.04%	Shares
Rotech Healthcare, Inc.[7,11,15]	342,069	35,917
Consumer discretionary 0.00%
NMG Parent, LLC[15]	4,595	442
MYT Holding Co., Class B15	521,407	118
		560
The Bond Fund of America — Page 81 of 88

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Common stocks (continued) Energy 0.00%		Shares	Value (000)
Constellation Oil Services Holding SA, Class B-1[7,15]		1,568,158	$235
Total common stocks (cost: $16,909,000)			36,712
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, 6.767% noncumulative preferred shares[3,4]		6,250	4,969
Total preferred securities (cost: $5,820,000)			4,969
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[15]		18,410	216
Total rights & warrants (cost: $111,000)			216
Short-term securities 16.91% Money market investments 16.89%
Capital Group Central Cash Fund 5.37%[16,17]		140,019,138	13,996,313
U.S. Treasury bills 0.02%	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury 8/8/2024	5.080%	USD8,000	7,850
U.S. Treasury 9/5/2024	5.070	12,300	12,020
			19,870
Total short-term securities (cost: $14,020,297,000)			14,016,183
Total investment securities 113.10% (cost: $95,808,722,000)			93,752,032
Other assets less liabilities (13.10)%			(10,857,261)
Net assets 100.00%			$82,894,771
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
30 Day Federal Funds Futures	Short	12,903	5/1/2024	USD(5,090,237)	$5,558
3 Month SOFR Futures	Long	15,972	3/19/2025	3,810,520	(3,347)
3 Month SOFR Futures	Long	1,445	6/18/2025	345,716	(233)
3 Month SOFR Futures	Short	2,890	6/17/2026	(695,948)	278
3 Month SOFR Futures	Long	1,445	6/16/2027	348,353	(1)
2 Year U.S. Treasury Note Futures	Long	44,907	7/3/2024	9,182,780	(2,575)
5 Year U.S. Treasury Note Futures	Long	114,947	7/3/2024	12,301,126	5,511
10 Year French Government Bond Futures	Long	3,216	6/10/2024	444,696	1,617
10 Year Euro-Bund Futures	Short	3,120	6/10/2024	(448,959)	(3,438)
10 Year U.S. Treasury Note Futures	Long	32,897	6/28/2024	3,644,885	6,222
10 Year U.S. Treasury Note Futures	Short	6,403	6/28/2024	(733,844)	(1,045)
The Bond Fund of America — Page 82 of 88

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Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
20 Year U.S. Treasury Bond Futures	Short	11,342	6/28/2024	USD(1,366,002)	$(12,635)
30 Year Ultra U.S. Treasury Bond Futures	Long	23,752	6/28/2024	3,064,008	48,654
					$44,566
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	6,922	MXN	116,925	Morgan Stanley	4/15/2024	$(92)
USD	16,574	GBP	13,033	Morgan Stanley	4/16/2024	123
USD	82,234	AUD	126,117	Citibank	4/16/2024	5
USD	214,236	EUR	196,557	Citibank	4/19/2024	1,994
USD	195,250	EUR	179,586	JPMorgan Chase	4/19/2024	1,334
USD	87,893	EUR	80,350	Standard Chartered Bank	4/19/2024	1,131
USD	23,402	EUR	21,405	Goldman Sachs	4/19/2024	289
USD	17,051	EUR	15,590	JPMorgan Chase	4/19/2024	217
USD	436,085	EUR	402,685	Morgan Stanley	4/26/2024	1,142
						$6,143
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	USD171,500	$(740)	$—	$(740)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	461,406	(1,962)	—	(1,962)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	498,594	(2,117)	—	(2,117)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	26,567	(117)	—	(117)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	125,900	(559)	—	(559)
4.75%	Annual	SOFR	Annual	4/30/2025	98,000	(248)	—	(248)
4.912%	Annual	SOFR	Annual	8/24/2025	360,000	304	—	304
4.8189%	Annual	SOFR	Annual	8/25/2025	360,000	(144)	—	(144)
SOFR	Annual	4.541%	Annual	8/29/2025	106,000	383	—	383
4.8195%	Annual	SOFR	Annual	9/1/2025	299,992	(74)	—	(74)
4.9035%	Annual	SOFR	Annual	9/14/2025	300,008	354	—	354
4.4555%	Annual	SOFR	Annual	12/6/2025	696,111	(2,722)	—	(2,722)
4.28066%	Annual	SOFR	Annual	3/31/2026	252,100	(729)	—	(729)
4.26959%	Annual	SOFR	Annual	3/31/2026	244,300	(753)	—	(753)
3.624%	Annual	SOFR	Annual	2/20/2028	220,100	99	—	99
3.616%	Annual	SOFR	Annual	2/20/2028	105,800	33	—	33
3.379%	Annual	SOFR	Annual	3/17/2028	110,441	(411)	—	(411)
The Bond Fund of America — Page 83 of 88

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Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.355%	Annual	SOFR	Annual	3/17/2028	USD110,700	$(459)	$—	$(459)
3.7245%	Annual	SOFR	Annual	3/18/2028	131,115	311	—	311
3.998%	Annual	SOFR	Annual	12/4/2028	291,102	(231)	—	(231)
SOFR	Annual	3.2915%	Annual	1/12/2033	30,370	1,253	—	1,253
SOFR	Annual	4.1615%	Annual	5/15/2033	8,600	(208)	—	(208)
SOFR	Annual	4.15%	Annual	5/15/2033	18,560	(433)	—	(433)
4.0135%	Annual	SOFR	Annual	8/21/2033	26,800	353	—	353
SOFR	Annual	4.061%	Annual	8/24/2033	83,000	(1,402)	—	(1,402)
SOFR	Annual	3.9519%	Annual	8/25/2033	83,000	(696)	—	(696)
SOFR	Annual	3.8275%	Annual	9/1/2033	68,300	90	—	90
SOFR	Annual	3.997%	Annual	9/14/2033	68,700	(824)	—	(824)
SOFR	Annual	3.6038%	Annual	1/8/2034	119,375	2,275	—	2,275
SOFR	Annual	3.5935%	Annual	1/9/2034	146,375	2,910	—	2,910
SOFR	Annual	3.871%	Annual	3/4/2034	210,000	(576)	—	(576)
SOFR	Annual	3.8365%	Annual	3/6/2034	14,081	1	—	1
SOFR	Annual	3.41%	Annual	7/28/2045	319,700	17,203	—	17,203
SOFR	Annual	3.486%	Annual	1/17/2054	13,523	327	—	327
SOFR	Annual	3.6815%	Annual	2/20/2054	13,700	(152)	—	(152)
SOFR	Annual	3.6765%	Annual	2/20/2054	17,846	(182)	—	(182)
SOFR	Annual	3.7205%	Annual	2/21/2054	11,454	(208)	—	(208)
SOFR	Annual	3.614%	Annual	3/6/2054	1,650	1	—	1
SOFR	Annual	3.3985%	Annual	3/17/2056	11,211	133	—	133
SOFR	Annual	3.413%	Annual	3/17/2056	11,100	104	—	104
SOFR	Annual	3.531%	Annual	3/18/2056	13,512	(141)	—	(141)
						$10,046	$—	$10,046
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD56,439	$(1,292)	$(1,288)	$(4)
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	22,077	(1,629)	(1,546)	(84)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	5,513	(125)	(122)	(2)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	166,700	(12,086)	(11,917)	(169)
					$(15,132)	$(14,873)	$(259)
Investments in affiliates17

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Short-term securities 16.89%
Money market investments 16.89%
Capital Group Central Cash Fund 5.37%[16]	$12,896,768	$5,735,300	$4,631,507	$166	$(4,414)	$13,996,313	$176,453
The Bond Fund of America — Page 84 of 88

unaudited
Restricted securities11

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[7,15]	9/26/2013	$12,646	$35,917	.04%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,7]	12/6/2022	6,580	6,576.01
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,7]	12/6/2022	1,050	1,049	.00 [18]
Modec Finance BV 7.84% 7/15/2026[7]	7/28/2023	5,000	5,027.01
Ste Transcore Holdings, Inc. 3.375% 5/5/2027	6/26/2023	2,895	2,862	.00 [18]
Total		$28,171	$51,431	.06%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,600,575,000, which represented 12.79% of the net assets of the fund.

[5]	Purchased on a TBA basis.
[6]	Step bond; coupon rate may change at a later date.
[7]	Value determined using significant unobservable inputs.
[8]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[9]	Scheduled interest and/or principal payment was not received.
[10]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $9,805,000, which represented .01% of the net assets of the fund.

[11]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $51,431,000, which represented .06% of the net assets of the fund.

[12]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $440,930,000, which represented .53% of the net assets of the fund.
[14]	Index-linked bond whose principal amount moves with a government price index.
[15]	Security did not produce income during the last 12 months.
[16]	Rate represents the seven-day yield at 3/31/2024.
[17]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
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Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $52,178,984,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $778,860,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $5,089,055,000 and $639,042,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2024 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$32,937,684	$9,841	$32,947,525
Corporate bonds, notes & loans	—	24,104,300	5,027	24,109,327
U.S. Treasury bonds & notes	—	17,063,786	—	17,063,786
Asset-backed obligations	—	4,434,463	58,108	4,492,571
Bonds & notes of governments & government agencies outside the U.S.	—	661,860	—	661,860
Municipals	—	411,131	—	411,131
Federal agency bonds & notes	—	6,402	—	6,402
Preferred securities	—	1,350	—	1,350
Common stocks	—	560	36,152	36,712
Preferred securities	—	4,969	—	4,969
Rights & warrants	—	216	—	216
Short-term securities	13,996,313	19,870	—	14,016,183
Total	$13,996,313	$79,646,591	$109,128	$93,752,032

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$67,840	$—	$—	$67,840
Unrealized appreciation on open forward currency contracts	—	6,235	—	6,235
Unrealized appreciation on centrally cleared interest rate swaps	—	26,134	—	26,134
Liabilities:
Unrealized depreciation on futures contracts	(23,274)	—	—	(23,274)
Unrealized depreciation on open forward currency contracts	—	(92)	—	(92)
Unrealized depreciation on centrally cleared interest rate swaps	—	(16,088)	—	(16,088)
Unrealized depreciation on centrally cleared credit default swaps	—	(259)	—	(259)
Total	$44,566	$15,930	$—	$60,496
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
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Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
AUD = Australian dollars
Auth. = Authority
BBSW = Bank Bill Swap Rate
Certs. = Certificates
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dept. = Department
Dev. = Development
Econ. = Economic
EFFR = Effective Federal Funds Rate
EUR = Euros

EURIBOR = Euro Interbank Offered Rate
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
PIK = Payment In Kind
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-008-0524O-S96459
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